                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-3178
                                   ------------


                          RIVERSOURCE BOND SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      7/31
                         --------------
Date of reporting period:     1/31
                         --------------

    Semiannual Report

                                                         RIVERSOURCE [LOGO](R)
                                                               INVESTMENTS

    RIVERSOURCE(R)
    CORE BOND FUND

    SEMIANNUAL REPORT FOR
    THE PERIOD ENDED
    JAN. 31, 2007

>   RIVERSOURCE CORE BOND FUND
    SEEKS TO PROVIDE SHAREHOLDERS
    WITH A HIGH TOTAL RETURN
    THROUGH CURRENT INCOME
    AND CAPITAL APPRECIATION.

TABLE OF CONTENTS

Fund Snapshot ..........................................................    3

Performance Summary ....................................................    5

Questions & Answers with Portfolio Management ..........................    8

Fund Expenses Example ..................................................   12

Investments in Securities ..............................................   15

Financial Statements ...................................................   27

Notes to Financial Statements ..........................................   33

Proxy Voting ...........................................................   54

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------

2 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2007

FUND OVERVIEW

RiverSource Core Bond Fund invests primarily in intermediate-term investment grade bonds that are included in the Lehman Brothers Aggregate Bond Index, such as securities issued by the U.S. government, corporate securities and mortgage-backed securities. The Fund's higher quality portfolio helps reduce credit risk, and in addition, the Fund's intermediate-term portfolio is less volatile when interest rates fluctuate. The Fund offers diversified exposure across several sectors of the fixed income market.

SECTOR BREAKDOWN

Percentage of portfolio assets

Mortgage-Backed                                43.1%
U.S. Government Obligations & Agencies         20.9%
Commercial Mortgage-Backed                     13.9%
Corporate Bonds(1)                             11.6%         [PIE CHART]
Cash & Cash Equivalents                         7.9%
Asset-Backed                                    2.5%
Foreign Government                              0.1%

(1)   Includes Financials 3.8%, Telecommunication 2.6%, Utilities 2.6%, Energy
      0.8%, Consumer Discretionary 0.7%, Consumer Staples 0.5%, Health Care
      0.3%, Industrials 0.2% and Materials 0.1%.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                                      86.3%
AA bonds                                        1.2%
A bonds                                         5.3%         [PIE CHART]
BBB bonds                                       7.1%
Non-investment grade bonds                      0.1%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including the impact of interest rates and credit. These and other risk considerations are discussed in the fund's prospectus. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.


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RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT JAN. 31, 2007

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT    INT.   LONG
          X           HIGH
                      MEDIUM   QUALITY
                      LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

FUND FACTS

                           TICKER SYMBOL   INCEPTION DATE
Class A                        ACBAX           6/19/03
Class B                        ABOBX           6/19/03
Class C                           --           6/19/03
Class I                        ABDIX            3/4/04
Class R2                          --          12/11/06
Class R3                          --          12/11/06
Class R4(1)                       --           6/19/03
Class R5                          --          12/11/06
Class W                           --           12/1/06

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

Total net assets                        $213.0 million

Number of holdings                                 303

Weighted average life(1)                     6.2 years

Effective duration(2)                        4.3 years

Weighted average bond rating(3)                    AAA

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND rating represents the average credit quality of the underlying bonds in the portfolio.

PORTFOLIO MANAGERS

                                        YEARS IN INDUSTRY
Jamie Jackson, CFA                              18
Scott Kirby                                     27
Tom Murphy, CFA                                 20

SEC YIELDS

                     AT JAN. 31, 2007   AT DEC. 29, 2006(1)
Class A                    4.26%               4.09%
Class B                    3.71%               3.53%
Class C                    3.72%               3.53%
Class I                    4.82%               4.65%
Class R2                   4.04%                N/A(3)
Class R3                   4.29%                N/A(3)
Class R4(2)                4.65%               4.46%
Class R5                   4.80%                N/A(3)
Class W                    4.39%                N/A(3)

(1)   The last business day of the period.

(2)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(3)   The SEC Yield is not presented because at Dec. 29, 2006 Classes R2, R3,
      R5 and W did not have a full 31-day period of history. The inception date of Class R2, R3 and R5 was Dec. 11, 2006 and the inception date of Class W was Dec. 1, 2006

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 6 for additional performance information.


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4 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

                               PERFORMANCE SUMMARY

                            PERFORMANCE COMPARISON
                 For the six-month period ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Core Bond Fund Class A (excluding sales charge)              +3.12%
Lehman Brothers Aggregate Bond Index(1) (unmanaged)                      +3.65%
Lipper Intermediate Investment Grade Funds Index(2)                      +3.64%

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2)   The Lipper Intermediate Investment Grade Debt Funds Index includes the
      30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.



ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                       CLASS A       CLASS B       CLASS C      CLASS I
Total                                   1.09%         1.86%         1.86%        0.66%
Net Expenses(a)                         0.89%         1.65%         1.66%        0.54%

                        CLASS R2(b)   CLASS R3(b)   CLASS R4(b)   CLASS R5(b)   CLASS W(b)
Total                      1.46%         1.21%         0.96%         0.71%         1.11%
Net Expenses(a)            1.30%         1.05%         0.73%         0.55%         0.95%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.89% for Class A; 1.65% for Class B; 1.66% for Class C; 0.54% for Class I; 1.30% for Class R2; 1.05% for Class R3;
      0.73% for Class R4; 0.55% for Class R5; and 0.95% for Class W.

(b) Effective Dec. 11, 2006, Class Y was renamed Class R4. Inception date for Class R2, Class R3 and Class R5 is Dec. 11, 2006. Inception date for
      Class W is Dec. 1, 2006. For Class R2, Class R3, Class R5 and Class W, expenses are based on estimated amounts for the current fiscal year.


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RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                  SINCE
Without sales charge             6 MONTHS*   1 YEAR   3 YEARS   INCEPTION
Class A (inception 6/19/03)        +3.12%    +3.64%    +2.86%     +2.24%
Class B (inception 6/19/03)        +2.73%    +2.85%    +2.08%     +1.49%
Class C (inception 6/19/03)        +2.72%    +2.84%    +2.07%     +1.48%
Class I (inception 3/4/04)         +3.30%    +3.99%      N/A      +2.95%
Class R2 (inception 12/11/06)        N/A       N/A       N/A      -0.60%*
Class R3 (inception 12/11/06)        N/A       N/A       N/A      -0.57%*
Class R4** (inception 6/19/03)     +3.21%    +3.80%    +2.99%     +2.39%
Class R5 (inception 12/11/06)        N/A       N/A       N/A      -0.50%*
Class W (inception 12/1/06)          N/A       N/A       N/A      -0.86%*
With sales charge
Class A (inception 6/19/03)        -1.78%    -1.29%    +1.21%     +0.87%
Class B (inception 6/19/03)        -2.27%    -2.12%    +0.81%     +0.72%
Class C (inception 6/19/03)        +1.72%    +1.85%    +2.07%     +1.48%


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6 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

AT DEC. 31, 2006

                                                                  SINCE
Without sales charge             6 MONTHS*   1 YEAR   3 YEARS   INCEPTION
Class A (inception 6/19/03)        +4.45%    +3.77%    +3.13%    +2.31%
Class B (inception 6/19/03)        +4.17%    +2.98%    +2.38%    +1.56%
Class C (inception 6/19/03)        +4.16%    +2.98%    +2.37%    +1.56%
Class I (inception 3/4/04)         +4.75%    +4.12%      N/A     +3.05%
Class R2 (inception 12/11/06)        N/A       N/A       N/A     -0.51%*
Class R3 (inception 12/11/06)        N/A       N/A       N/A     -0.50%*
Class R4** (inception 6/19/03)     +4.65%    +3.94%    +3.29%    +2.46%
Class R5 (inception 12/11/06)        N/A       N/A       N/A     -0.48%*
Class W (inception 12/1/06)          N/A       N/A       N/A     -0.80%*
With sales charge
Class A (inception 6/19/03)        -0.51%    -1.16%    +1.47%    +0.91%
Class B (inception 6/19/03)        -0.83%    -2.00%    +1.11%    +0.77%
Class C (inception 6/19/03)        +3.16%    +1.98%    +2.37%    +1.56%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and
Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *    Not annualized.

**    Effective Dec. 11, 2006, Class Y was renamed Class R4.


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RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, the portfolio management team for RiverSource Core Bond Fund discusses the Fund's results and positioning for the six months ended Jan. 31, 2007.

At Jan. 31, 2007, approximately 77% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource Core Bond Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 41, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Core Bond Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 12 and 38.

Q:    How did RiverSource Core Bond Fund perform for the six-month period?

A: RiverSource Core Bond Fund returned 3.12% for the six months ended Jan. 31, 2007. The Fund underperformed its benchmark, the unmanaged Lehman Brothers Aggregate Bond Index (Lehman Index), which gained 3.65% for the six-month time frame. The Fund's peer group, as represented by the Lipper Intermediate Investment Grade Funds Index, returned 3.64% during the same period.

Q:    What factors most significantly affected the Fund's performance?

A: The defensive stance adopted by the Federal Reserve Board (the Fed) over the past two years softened in August 2006 -- early in the Fund's reporting period. At that time, the Fed observed its first pause in two years. With that, stocks rallied strongly on what some market pundits call the Goldilocks scenario; this means the economy is "just right" (i.e., not too hot as to cause inflation, and not too cold as to cause a recession). When the Fed maintained their overnight lending rate target at 5.25% at the January 2007 meeting, the Fed was acknowledging somewhat firmer economic growth while remaining cautious about the upside risk to inflation.


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8 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      The U.S. bond market posted solid gains during the Fund's six-month reporting period. Interest rates fell modestly over the period despite the strong economic backdrop, as market participants focused on muted inflation readings and continued softness in the housing market. Furthermore, there were some early signs of a slowdown in new job creation.

      Helping the Fund's results was effective sector positioning. Especially helpful were significant allocations to mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS), as these sectors outperformed equivalent-duration Treasuries and the Lehman Index during the period. Strong issue selection within both CMBS and the investment grade corporate bond sector further helped the Fund's performance.

      INTEREST RATES FELL MODESTLY OVER THE PERIOD DESPITE THE STRONG ECONOMIC BACKDROP, AS MARKET PARTICIPANTS FOCUSED ON MUTED INFLATION READINGS AND CONTINUED SOFTNESS IN THE HOUSING MARKET.

      Conversely, the Fund's modest exposure to investment grade corporate bonds, detracted from performance, as the sector outperformed both equivalent-duration U.S. Treasuries and the Lehman Index.

Q:    What changes did you make to the Fund's portfolio during the period?

A: We modestly reduced the Fund's position in mortgage-backed bonds. At the same time, we reduced the Fund's position in commercial mortgage-backed bonds in anticipation of some modest weakness in that asset class pending a large, soon-to-be-released new issue calendar in early 2007. We also trimmed the Fund's exposure to investment grade corporate bonds, using proceeds to find new issues that we felt provided better value.

      Beginning in August, we shortened the Fund's duration relative to the Lehman Index, as interest rates adjusted to market expectations regarding the pace of economic growth and changes in anticipated inflation data.

      The portfolio turnover was 171% during the six-month period.


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 9

QUESTIONS & ANSWERS

Q:    What is the Fund's tactical view and strategy for the months ahead?

A: With inflation still a concern, the Fed has left its targeted federal funds rate unchanged at 5.25%; also, the effects of the slowing housing market may soon work their way into the broader economy. Keeping that in mind, upcoming data on both inflation and economic growth will no doubt play an important role in the Fed's decisions during 2007. Based on the current inverted shape of the fixed income yield curve, meaning that long-term rates are lower than short-term rates, it appears that the fixed income market expects the Fed's next move to be a decrease in the federal funds rate. In our view, the level of core inflation remains too high for the Fed to begin cutting rates in the near term. We believe current Fed policy will remain in place at least until the second half of 2007 and that long-term interest rates should continue to drift higher.

      Given this view, we intend to maintain the Fund's duration, or interest rate risk, shorter than the Lehman Index for the near term. We continue to favor shorter maturity notes over longer maturity bonds during the coming months, as we expect the yield curve to re-steepen in response to what we believe will be a successful "soft landing" for the economy. From a sector perspective, we intend to maintain the Fund's modest exposure to agencies and to investment grade corporate bonds.

      WE CONTINUE TO FAVOR SHORTER MATURITY NOTES OVER LONGER MATURITY BONDS DURING THE COMING MONTHS, AS WE EXPECT THE YIELD CURVE TO RE-STEEPEN IN RESPONSE TO WHAT WE BELIEVE WILL BE A SUCCESSFUL "SOFT LANDING" FOR THE ECONOMY.

      INVESTMENT TERM

      SOFT LANDING: A term used to describe a rate of economic growth high enough to avoid recession but slow enough to avoid high inflation.


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10 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      The mortgage sector remains attractive given our expectation that interest rates will not move sharply in either direction, but will gravitate higher. So over the long term, we intend to maintain sizable positions in CMBS and mortgage-backed securities. As always, we will maintain a disciplined focus on individual security selection.

      INVESTMENT TERM

      An inverted yield curve, also called a negative yield curve, occurs when long-term debt instruments have lower yields than short-term debt instruments. An inverted yield curve typically occurs when the demand for long-term instruments is greater than the demand for short-term instruments, driving long-term rates lower than short-term rates.
      The chart below shows an example of an inverted yield curve.

      INVERTED YIELD CURVE

      [Inverted Yield Curve graph]

      Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


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RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 11

FUND EXPENSES EXAMPLE
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


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12 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

                                   BEGINNING        ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                  AUG. 1, 2006   JAN. 31, 2007   THE PERIOD(a)   EXPENSE RATIO
Class A
   Actual(b)                        $ 1,000        $ 1,031.20      $  4.56             .89%
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,020.72      $  4.53             .89%

Class B
   Actual(b)                        $ 1,000        $ 1,027.30      $  8.43            1.65%
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,016.89      $  8.39            1.65%

Class C
   Actual(b)                        $ 1,000        $ 1,027.20      $  8.48            1.66%
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,016.84      $  8.44            1.66%

Class I
   Actual(b)                        $ 1,000        $ 1,033.00      $  2.77             .54%
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,022.48      $  2.75             .54%

Class R2
   Actual(c)                            N/A               N/A          N/A             N/A
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,018.65      $  6.61            1.30%

Class R3
   Actual(c)                            N/A               N/A          N/A             N/A
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,019.91      $  5.35            1.05%

Class R4
   Actual(b)                        $ 1,000        $ 1,032.10      $  3.74(d)          .73%
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,021.53      $  3.72(d)          .73%


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 13

                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 AUG. 1, 2006    JAN. 31, 2007   THE PERIOD(a)   EXPENSE RATIO
Class R5
   Actual(c)                             N/A             N/A            N/A            N/A
   Hypothetical
   (5% return before expenses)      $  1,000      $ 1,022.43        $  2.80            .55%

Class W
   Actual(c)                             N/A             N/A            N/A            N/A
   Hypothetical
   (5% return before expenses)      $  1,000      $ 1,020.42        $  4.84            .95%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Jan. 31, 2007:
      +3.12% for Class A, +2.73% for Class B, +2.72% for Class C, +3.30% for
      Class I and +3.21% for Class R4.

(c) The actual values and expenses paid are not presented because Class R2, Class R3, Class R5 and Class W do not have a full six months of history.
      The inception date of Class R2, Class R3 and Class R5 is Dec. 11, 2006.
      The inception date of Class W is Dec. 1, 2006.

(d) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.73% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective
      Dec. 11, 2006. If these changes had been in place for the six-month period ended Jan. 31, 2007, the actual and hypothetical expenses paid for Class R4 would have been the same as presented in the table above.


------------------------------------------------------------------------------

14 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (97.5%)

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
SOVEREIGN (0.1%)
United Mexican States
      09-27-34                                       6.75%  $      270,000(c)     $       286,200
-------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (22.2%)
Federal Farm Credit Bank
      10-10-08                                       4.25          660,000                650,862
Federal Home Loan Bank
      01-18-08                                       4.63        1,805,000              1,797,654
      02-08-08                                       4.63        2,100,000              2,086,602
Federal Home Loan Mtge Corp
      06-15-08                                       3.88        3,890,000              3,822,314
      10-15-08                                       5.13        1,160,000              1,159,265
      03-15-09                                       5.75          470,000                475,825
      07-12-10                                       4.13        2,371,000              2,300,724
Federal Natl Mtge Assn
      05-15-07                                       3.88          700,000                697,172
      01-15-08                                       4.63        3,790,000              3,765,368
      06-15-08                                       5.25        1,750,000              1,750,998
      10-15-08                                       4.50        1,635,000              1,618,545
U.S. Treasury
      11-30-07                                       4.25            5,000                  4,966
      02-15-09                                       4.50          860,000(j)             852,912
      11-15-09                                       4.63        3,200,000              3,180,125
      12-31-11                                       4.63        4,185,000              4,148,055
      01-31-12                                       4.75        3,500,000              3,489,063
      08-15-16                                       4.88        3,270,000(j)           3,279,709
      11-15-16                                       4.63        6,410,000              6,310,843
      02-15-26                                       6.00        5,155,000              5,766,753
                                                                                  ---------------
Total                                                                                  47,157,755
-------------------------------------------------------------------------------------------------

ASSET-BACKED (2.7%)
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
      09-15-10                                       2.84          200,000                197,268
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl D
      04-20-11                                       6.15          200,000(d)             203,125

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
ASSET-BACKED (CONT.)
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1 Cl AIO
      07-25-08                                       5.62%  $    1,025,000(g)     $       143,820
Countrywide Asset-backed Ctfs
   Series 2005-10 Cl AF6
      02-25-36                                       4.91           95,000                 92,201
Countrywide Asset-backed Ctfs
   Series 2006-4 Cl 1A1M
      07-25-36                                       5.58          206,286(i)             206,517
Drive Auto Receivables Trust
   Series 2006-2 Cl A2 (MBIA)
      07-15-11                                       5.30          500,000(d,e)           500,515
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
      06-20-31                                       5.78          700,000(d,e)           708,452
Ford Credit Floorplan Master Owner Trust
   Series 2006-3 Cl A
      06-15-11                                       5.50        1,700,000(i)           1,701,262
Franklin Auto Trust
   Series 2004-1 Cl A3 (MBIA)
      03-15-12                                       4.15          100,000(e)              98,902
Hertz Vehicle Financing LLC
   Series 2004-1A Cl A3 (MBIA)
      05-25-09                                       2.85          200,000(d,e)           194,936
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2 Cl AIO
      08-25-11                                       5.88          650,000(g)             151,988
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
      01-25-12                                       0.00        1,100,000(g)             322,003
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
      06-25-35                                       4.49          170,000                167,965

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 15

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
ASSET-BACKED (CONT.)
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
      02-25-36                                       5.57%  $      275,000        $       273,532
Residential Asset Securities
   Series 2006-KS1 Cl A2
      02-25-36                                       5.46          605,000(i)             605,378
WFS Financial Owner Trust
   Series 2004-1 Cl D
      08-22-11                                       3.17           90,036                 89,369
                                                                                  ---------------
Total                                                                                   5,657,233
-------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (14.8%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
      11-10-42                                       4.89          225,000                221,864
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
      07-10-45                                       4.87          325,000                315,451
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
      05-10-45                                       5.72          400,000                406,991
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
      07-10-46                                       5.60          425,000                427,481
Banc of America Large Loan
   Series 2006-LAQ Cl E
      02-09-21                                       5.70          225,000(d,i)           225,505
Banc of America Large Loan
   Series 2006-LAQ Cl F
      02-09-21                                       5.76          250,000(d,i)           250,560
Banc of America Large Loan
   Series 2006-LAQ Cl G
      02-09-21                                       5.85          175,000(d,i)           175,342
Bear Stearns Commercial Mtge Securities
   Series 2003-T10 Cl A1
      03-13-40                                       4.00          386,231                372,095
Bear Stearns Commercial Mtge Securities
   Series 2004-PWR5 Cl A3
      07-11-42                                       4.57          325,000                314,121
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
      12-11-40                                       5.41          325,000                322,407
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
      10-12-42                                       5.16          200,000                191,672

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
   Series 2006-PW14 Cl A4
      12-11-38                                       5.20%  $      375,000        $       364,864
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
      11-15-30                                       5.68          750,000                758,255
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
      09-20-51                                       4.15          303,734(d)             297,885
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
      07-15-44                                       5.23          175,000                173,452
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
      02-05-19                                       5.63          150,000(d,i)           150,764
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
      03-15-39                                       5.66          375,000                380,068
Credit Suisse Mtge Capital Ctfs
   Series 2006-C4 Cl A3
      09-15-39                                       5.47          400,000                398,066
CS First Boston Mtge Securities
   Series 2003-CPN1 Cl A2
      03-15-35                                       4.60          275,000                263,307
Federal Natl Mtge Assn #386558
      10-01-10                                       4.85          478,800                470,211
Federal Natl Mtge Assn #725217
      02-01-14                                       4.78        1,484,589              1,445,623
Federal Natl Mtge Assn #735029
      09-01-13                                       5.28          483,350                480,930
Federal Natl Mtge Assn #745629
      01-01-18                                       5.08          269,683                264,567
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
      03-10-40                                       4.12          150,000                144,674
GE Capital Commercial Mtge
   Series 2005-C1 Cl A5
      06-10-48                                       4.77          400,000                381,511
General Electric Capital Assurance
   Series 2003-1 Cl A3
      05-12-35                                       4.77          525,000(d)             515,398
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
      06-10-36                                       4.88          150,000                147,134

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl AAB
      07-10-38                                       5.91%  $      400,000        $       411,057
GS Mtge Securities II
   Series 2004-GG2 Cl A4
      08-10-38                                       4.96          250,000                245,826
GS Mtge Securities II
   Series 2006-GG6 Cl A4
      04-10-38                                       5.55          375,000                376,083
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
      10-12-37                                       4.37          305,159                298,503
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
      07-12-37                                       5.26          450,000                445,434
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
      10-15-37                                       4.13          186,082                179,088
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
      03-12-39                                       3.97          163,958                158,683
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A2
      03-12-39                                       4.77          525,000                506,865
JPMorgan Chase Commercial Mtge Securities
   Series 2004-C2 Cl A2
      05-15-41                                       5.09          325,000                321,430
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
      01-12-37                                       4.18          150,000                145,258
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
      07-15-42                                       4.33          240,179                236,211
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP5 Cl A1
      12-15-44                                       5.04          918,485                910,671
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl A4
      04-15-43                                       5.47          750,000                746,979
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
      04-15-43                                       5.49          750,000                749,928
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP8 Cl A4
      05-15-45                                       5.40          425,000                420,660

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A4
      09-15-26                                       4.56%  $      200,000        $       194,853
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A5
      09-15-31                                       4.85          500,000                487,345
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
      03-15-29                                       3.97          225,000                211,007
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
      12-15-29                                       4.20          350,000                339,364
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl AAB
      09-15-30                                       4.93        1,200,000              1,167,240
LB-UBS Commercial Mtge Trust
   Series 2006-C4 Cl AAB
      06-15-32                                       5.87          975,000              1,000,639
LB-UBS Commercial Mtge Trust
   Series 2006-C7 Cl A3
      11-15-38                                       5.35          350,000                345,344
Merrill Lynch Mtge Trust
   Series 2005-CKI1 Cl A1
      11-12-37                                       5.08        1,335,993              1,326,855
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
      06-13-41                                       4.34        1,325,000              1,291,478
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
      04-14-40                                       4.59          250,000                240,683
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
      06-12-47                                       4.85          650,000                631,352
Morgan Stanley Capital I
   Series 2006-T23 Cl AAB
      08-12-41                                       5.80          250,000                255,549
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
      07-15-19                                       5.45          500,000(d,i)           500,142
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
      01-15-39                                       5.98          750,000                767,982
Nomura Asset Securities
   Series 1998-D6 Cl A3
      03-15-30                                       7.22          500,000                546,214

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 17

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
      02-11-36                                       3.67%  $    1,693,935        $     1,620,785
SBA CMBS Trust
   Series 2006-1A Cl B
      11-15-36                                       5.45          300,000(d)             299,887
Wachovia Bank Commercial Mtge Trust
   Series 2003-C4 Cl A2
      04-15-35                                       4.57        1,100,000              1,065,830
Wachovia Bank Commercial Mtge Trust
   Series 2003-C7 Cl A2
      10-15-35                                       5.08        1,100,000(d)           1,076,493
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
      04-15-42                                       4.94          300,000                288,623
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
      07-15-42                                       5.09          300,000                295,674
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
      03-15-45                                       5.58          325,000                326,796
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl A3
      07-15-45                                       5.76          225,000                228,792
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl APB
      07-15-45                                       5.73          400,000                405,370
Wachovia Bank Commercial Mtge Trust
   Series 2006-C29 Cl A4
      11-15-48                                       5.31          475,000                466,088
                                                                                  ---------------
Total                                                                                  31,393,259
-------------------------------------------------------------------------------------------------

MORTGAGE-BACKED (45.7%)(f)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
      03-25-36                                       5.70          509,337(h)             509,393
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
      03-25-36                                       5.96          626,125(h)             624,685
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
      09-25-46                                       5.55        1,285,915(h)           1,280,674

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-3 Cl 3A2
      10-25-46                                       5.32%  $      894,762(h)     $       897,176
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
      02-20-36                                       5.91          429,412(h)             428,901
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
      01-25-34                                       6.00          110,720                109,446
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
      01-25-19                                       4.75          194,999                187,687
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 1CB1
      01-25-37                                       6.00        1,493,035              1,494,435
Bank of America Funding
   Collateralized Mtge Obligation
   Series 2006-2N Cl N1
      11-25-46                                       7.25           91,801(d)              90,998
Bear Stearns Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-8 Cl A4
      08-25-35                                       5.09          450,000(d,h)           434,570
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
      07-25-18                                       4.75          160,604                154,582
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
      11-25-35                                       5.50          333,732                332,453
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
      11-25-35                                       5.50          337,151                335,860
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
      12-25-35                                       5.50          703,525                704,013

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
      04-25-35                                      7.50%   $      292,928        $       303,468
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
      02-25-36                                      5.50           256,681                256,096
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
      05-25-36                                      6.00           800,000                806,155
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
      03-25-36                                      6.00           687,209                686,214
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-31CB Cl A16
      11-25-36                                      6.00         1,200,000              1,206,888
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-43CB Cl 1A4
      02-25-37                                      6.00         1,040,482              1,042,961
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
      07-25-46                                      5.55         1,288,179(i)           1,291,367
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
      06-25-35                                      7.00           359,850(d)             370,615
Countrywide Home Loans
   Collateralized Mtge Obligation
     Series 2006-HYB1 Cl 1A1
      03-20-36                                      5.38           365,019(h)             363,197
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
      04-25-46                                      5.62           804,490(h)             804,863
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
      01-25-36                                      7.00           996,867              1,014,308

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
      08-19-45                                      6.38%   $    3,017,192(g,h)   $        35,358
Federal Home Loan Mtge Corp
      02-01-37                                      6.00         3,785,000(b)           3,799,193
Federal Home Loan Mtge Corp #1G2496
      09-01-36                                      6.21           696,467(h)             703,877
Federal Home Loan Mtge Corp #1J1445
      01-01-37                                      5.92         1,250,000(h)           1,258,566
Federal Home Loan Mtge Corp #A12692
      10-01-32                                      6.00           152,048                153,968
Federal Home Loan Mtge Corp #A13854
      09-01-33                                      6.00           149,842                151,132
Federal Home Loan Mtge Corp #B10254
      10-01-18                                      5.50           482,271                480,664
Federal Home Loan Mtge Corp #B12280
      02-01-19                                      5.50           256,539                255,684
Federal Home Loan Mtge Corp #C59161
      10-01-31                                      6.00           145,072                146,194
Federal Home Loan Mtge Corp #C77372
      03-01-33                                      6.00           274,131                276,571
Federal Home Loan Mtge Corp #C90613
      01-01-23                                      5.00           158,351                153,679
Federal Home Loan Mtge Corp #C90683
      06-01-23                                      5.00           162,935                158,128
Federal Home Loan Mtge Corp #C90767
      12-01-23                                      6.00           144,512                145,971
Federal Home Loan Mtge Corp #E74288
      12-01-13                                      6.00           216,351                219,035
Federal Home Loan Mtge Corp #E98725
      08-01-18                                      5.00           176,337                172,807
Federal Home Loan Mtge Corp #G01410
      04-01-32                                      7.00           328,483                338,249
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2718 Cl IA
      10-15-22                                     20.00           138,442(g)               4,902
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2795 Cl IY
      07-15-17                                     13.07           474,955(g)              47,749

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 19

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2576 Cl KJ
      02-15-33                                      5.50%   $      179,679        $       179,868
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2641 Cl KC
      01-15-18                                      6.50           187,519                192,319
Federal Natl Mtge Assn
      02-01-22                                      5.00           500,000(b)             489,063
      02-01-22                                      5.50           500,000(b)             497,813
      02-01-22                                      6.00         1,275,000(b)           1,288,946
      02-01-37                                      6.00         2,000,000(b)           2,006,876
      02-01-37                                      6.50         2,000,000(b)           2,033,124
Federal Natl Mtge Assn #252440
      05-01-29                                      7.00           236,572                244,051
Federal Natl Mtge Assn #254587
      12-01-22                                      5.50           639,711                634,047
Federal Natl Mtge Assn #254906
      10-01-18                                      4.50           264,952                254,711
Federal Natl Mtge Assn #254916
      09-01-23                                      5.50           488,063                483,662
Federal Natl Mtge Assn #255788
      06-01-15                                      5.50           729,835                729,037
Federal Natl Mtge Assn #323715
      05-01-29                                      6.00           489,154                493,488
Federal Natl Mtge Assn #493945
      04-01-29                                      6.50           113,724                116,594
Federal Natl Mtge Assn #518159
      09-01-14                                      7.00           456,929                469,967
Federal Natl Mtge Assn #545216
      03-01-09                                      5.90           151,029                151,777
Federal Natl Mtge Assn #545868
      08-01-32                                      7.00           116,649                120,391
Federal Natl Mtge Assn #555340
      04-01-33                                      5.50           233,861                230,941
Federal Natl Mtge Assn #555528
      04-01-33                                      6.00         1,639,142              1,650,466
Federal Natl Mtge Assn #555734
      07-01-23                                      5.00           100,231                 97,170
Federal Natl Mtge Assn #555740
      08-01-18                                      4.50           181,362                174,504
Federal Natl Mtge Assn #555794
      09-01-28                                      7.50           106,836                111,516

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #582154
      05-01-31                                      6.50%   $      124,848        $       127,753
Federal Natl Mtge Assn #597374
      09-01-31                                      7.00           122,094                125,970
Federal Natl Mtge Assn #611831
      02-01-31                                      7.50            50,187                 52,360
Federal Natl Mtge Assn #615135
      11-01-16                                      6.00           305,685                309,506
Federal Natl Mtge Assn #646147
      06-01-32                                      7.00           751,722                779,235
Federal Natl Mtge Assn #650009
      09-01-31                                      7.50            99,758                104,078
Federal Natl Mtge Assn #654208
      10-01-32                                      6.50           260,672                266,576
Federal Natl Mtge Assn #661815
      10-01-32                                      6.00           161,286                162,684
Federal Natl Mtge Assn #662061
      09-01-32                                      6.50         1,067,441              1,091,620
Federal Natl Mtge Assn #667604
      10-01-32                                      5.50           292,460                288,446
Federal Natl Mtge Assn #677089
      01-01-33                                      5.50           695,754                686,203
Federal Natl Mtge Assn #678028
      09-01-17                                      6.00           157,062                159,033
Federal Natl Mtge Assn #681080
      02-01-18                                      5.00         1,170,750              1,147,681
Federal Natl Mtge Assn #681166
      04-01-32                                      6.50           479,155                490,303
Federal Natl Mtge Assn #683100
      02-01-18                                      5.50           213,779                213,409
Federal Natl Mtge Assn #683116
      02-01-33                                      6.00           291,142                293,154
Federal Natl Mtge Assn #689026
      05-01-33                                      5.50         1,277,879              1,260,684
Federal Natl Mtge Assn #689093
      07-01-28                                      5.50           130,915                129,517
Federal Natl Mtge Assn #704005
      05-01-33                                      5.50         1,233,386              1,216,221
Federal Natl Mtge Assn #705655
      05-01-33                                      5.00           510,156                490,746
Federal Natl Mtge Assn #709093
      06-01-33                                      6.00           194,277                195,470
Federal Natl Mtge Assn #709901
      06-01-18                                      5.00           572,404                561,301

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

20 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #711503
      06-01-33                                      5.50%   $      139,536        $       138,118
Federal Natl Mtge Assn #712057
      07-01-18                                      4.50            87,290                 83,916
Federal Natl Mtge Assn #720006
      07-01-33                                      5.50           105,982                104,507
Federal Natl Mtge Assn #720378
      06-01-18                                      4.50           181,221                174,217
Federal Natl Mtge Assn #725232
      03-01-34                                      5.00         1,205,919              1,160,037
Federal Natl Mtge Assn #725424
      04-01-34                                      5.50         1,981,503              1,953,926
Federal Natl Mtge Assn #725425
      04-01-34                                      5.50         1,446,002              1,425,967
Federal Natl Mtge Assn #725431
      08-01-15                                      5.50           175,285                175,005
Federal Natl Mtge Assn #725684
      05-01-18                                      6.00           373,141                377,907
Federal Natl Mtge Assn #725719
      07-01-33                                      4.84           266,714(h)             261,227
Federal Natl Mtge Assn #725737
      08-01-34                                      4.54           243,038(h)             241,363
Federal Natl Mtge Assn #725773
      09-01-34                                      5.50         1,908,689              1,880,892
Federal Natl Mtge Assn #726940
      08-01-23                                      5.50            86,745                 85,950
Federal Natl Mtge Assn #735057
      01-01-19                                      4.50           158,073                151,963
Federal Natl Mtge Assn #735949
      10-01-35                                      4.99           768,113(h)             764,002
Federal Natl Mtge Assn #743347
      10-01-33                                      6.00           107,448                108,518
Federal Natl Mtge Assn #743579
      11-01-33                                      5.50           332,762                328,130
Federal Natl Mtge Assn #745563
      08-01-34                                      5.50         1,615,439              1,592,957
Federal Natl Mtge Assn #745802
      07-01-36                                      6.00         2,168,149              2,176,113
Federal Natl Mtge Assn #749745
      11-01-18                                      4.50           985,724                947,625
Federal Natl Mtge Assn #753074
      12-01-28                                      5.50           222,084                219,712
Federal Natl Mtge Assn #757581
      01-01-19                                      5.50         1,086,436              1,083,807

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #765760
      02-01-19                                      5.00%   $      265,525        $       260,293
Federal Natl Mtge Assn #779676
      06-01-34                                      5.00         2,533,990              2,436,155
Federal Natl Mtge Assn #815264
      05-01-35                                      5.22           795,115(h)             792,927
Federal Natl Mtge Assn #829227
      08-01-35                                      6.00         1,584,040              1,590,178
Federal Natl Mtge Assn #844257
      11-01-35                                      5.09           821,916(h)             819,905
Federal Natl Mtge Assn #845070
      12-01-35                                      5.09           447,822(h)             445,507
Federal Natl Mtge Assn #850855
      12-01-35                                      4.99           689,560(h)             683,598
Federal Natl Mtge Assn #878661
      02-01-36                                      5.50         2,013,573              1,971,168
Federal Natl Mtge Assn #881629
      02-01-36                                      5.50         1,297,289              1,269,968
Federal Natl Mtge Assn #883201
      07-01-36                                      6.50           941,054                963,212
Federal Natl Mtge Assn #886291
      07-01-36                                      7.00           947,631                977,456
Federal Natl Mtge Assn #886461
      08-01-36                                      6.19           555,594(h)             563,723
Federal Natl Mtge Assn #886464
      08-01-36                                      6.50         2,162,851              2,198,882
Federal Natl Mtge Assn #900197
      10-01-36                                      5.98           819,713(h)             826,656
Federal Natl Mtge Assn #901922
      10-01-36                                      5.79           721,250(h)             726,312
Federal Natl Mtge Assn #909471
      02-01-37                                      5.55           675,000(h)             677,531
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71 Cl IM
      12-25-31                                     13.34           258,492(g)              42,448
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84 Cl GI
      12-25-22                                     12.17           148,932(g)              20,337

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 21

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
      01-25-36                                      8.87%   $    1,515,295(g)     $       371,721
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133 Cl GB
      12-25-26                                      8.00           156,974                165,377
Govt Natl Mtge Assn #3920
      11-20-36                                      6.00         1,394,137              1,404,053
Govt Natl Mtge Assn #567717
      06-15-32                                      7.50            15,726                 16,395
Govt Natl Mtge Assn #604708
      10-15-33                                      5.50           111,883                110,873
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
      01-19-36                                      5.66           491,694(h)             492,248
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 2A1B
      07-19-46                                      5.55           371,442(h)             371,588
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-8 Cl 2A1B
      08-21-46                                      5.57         1,332,599(h)           1,332,040
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 2AB2
      11-19-36                                      5.60         1,706,994(h)           1,707,514
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-10 Cl N1
      11-19-36                                      6.41           209,639(d)             209,770
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-8A Cl N1
      07-21-36                                      6.41           128,282(d)             128,282
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
      04-25-35                                      4.50         6,534,209(g)              57,174

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR25 Cl 1A21
      12-25-35                                      5.88%   $      418,050(h)     $       417,642
IndyMac Index Nim
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl N1
      06-25-46                                      6.65           182,261(d)             181,577
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
      02-25-19                                      5.00           437,052                424,624
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 2A1
      05-25-34                                      6.00           153,221                150,829
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
      08-25-19                                      5.00           178,133                171,777
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
      09-25-19                                      5.00           252,262                243,438
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2005-3 Cl 1A2
      04-25-35                                      5.50           950,000                913,710
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
      03-25-36                                      6.00           503,334                507,051
Sequoia Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl A2
      02-25-36                                      6.11           547,037                552,185
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 4A1
      06-25-36                                      5.96           780,749(h)             780,963
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
      10-25-33                                      5.50         1,159,184              1,131,754

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

22 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Series 2006-AR10 Cl 1A1
      09-25-36                                      5.97%   $      440,157(h)     $       441,598
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
      10-25-33                                      4.06           425,000(h)             419,817
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
      07-25-19                                      4.50           129,145                122,047
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR14 Cl 2A1
      12-25-35                                      5.30           430,583(h)             425,538
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
      12-25-45                                      5.51            73,729(h)              73,737
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR8 Cl 2AB1
      07-25-45                                      5.57           375,988(h)             376,139
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
      10-25-35                                      5.00         1,773,782              1,699,567
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
      05-25-35                                      5.50           714,775                698,916
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR12 Cl 1A1
      09-25-36                                      6.05           427,098(h)             429,317
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
      03-25-36                                      5.13           946,127(h)             932,295
                                                                                  ---------------
Total                                                                                  97,198,684
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE         AMOUNT
BANKING (2.3%)
Bank of America
   Sub Nts
      10-15-36                                      6.00%   $    1,150,000        $     1,165,284
Citigroup
   Sub Nts
      08-25-36                                      6.13           845,000                867,809
Manufacturers & Traders Trust
   Sub Nts
      12-01-21                                      5.63           335,000                328,606
Popular North America
   Sr Nts
      10-01-08                                      3.88         1,870,000              1,822,530
Wells Fargo Bank
   Sub Nts
      08-26-36                                      5.95           765,000                777,401
                                                                                  ---------------
Total                                                                                   4,961,630
-------------------------------------------------------------------------------------------------

BROKERAGE (1.3%)
Lehman Brothers Holdings
   Sr Nts
      02-06-12                                      5.25         1,020,000              1,013,281
Merrill Lynch & Co
      01-29-37                                      6.11           575,000                567,986
Morgan Stanley
      01-09-17                                      5.45         1,230,000              1,203,712
                                                                                  ---------------
Total                                                                                   2,784,979
-------------------------------------------------------------------------------------------------

ELECTRIC (2.6%)
Arizona Public Service
      05-15-15                                      4.65         1,005,000                924,563
Commonwealth Edison
   1st Mtge
      04-15-15                                      4.70           660,000                614,593
Commonwealth Edison
   1st Mtge Series 104
      08-15-16                                      5.95           350,000                353,437
Consumers Energy
   1st Mtge
      02-15-12                                      5.00           215,000                209,704
Consumers Energy
   1st Mtge Series H
      02-17-09                                      4.80           965,000                952,532
Duke Energy Indiana
      10-15-35                                      6.12           605,000                604,527
Exelon
      06-15-10                                      4.45           575,000                556,358

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 23

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE         AMOUNT
ELECTRIC (CONT.)
Florida Power
   1st Mtge
      07-15-11                                      6.65%   $      170,000        $       178,578
Indiana Michigan Power
   Sr Nts
      03-15-37                                      6.05           365,000                357,301
Northern States Power
   Sr Nts
      08-01-09                                      6.88           515,000                531,512
Public Service Company of Colorado
   Sr Nts Series A
      07-15-09                                      6.88           100,000                103,149
Xcel Energy
   Sr Nts
      07-01-08                                      3.40            80,000                 77,692
                                                                                  ---------------
Total                                                                                   5,463,946
-------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.5%)
Cadbury Schweppes US Finance LLC
      10-01-08                                      3.88         1,175,000(d)           1,145,412
-------------------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
      10-15-09                                      4.00           310,000                298,264
-------------------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.3%)
CIGNA
   Sr Unsecured
      11-15-36                                      6.15           625,000                614,531
-------------------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.8%)
Apache
      01-15-37                                      6.00           270,000                268,885
Canadian Natural Resources
      02-15-37                                      6.50           220,000(c)             219,561
EnCana
   Sr Nts
      10-15-13                                      4.75           215,000(c)             204,478
XTO Energy
      01-31-15                                      5.00           670,000                633,661
XTO Energy
   Sr Unsecured
      06-30-15                                      5.30           465,000                447,886
                                                                                  ---------------
Total                                                                                   1,774,471
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE         AMOUNT
LIFE INSURANCE (0.4%)
Prudential Financial
      12-14-36                                      5.70%   $      915,000        $       882,661
-------------------------------------------------------------------------------------------------

MEDIA NON CABLE (0.1%)
RR Donnelley & Sons
   Sr Unsecured
      01-15-17                                      6.13           285,000                284,244
-------------------------------------------------------------------------------------------------

METALS (0.1%)
Reliance Steel & Aluminum
      11-15-36                                      6.85           305,000(d)             304,808
-------------------------------------------------------------------------------------------------

RAILROADS (0.2%)
Burlington Nothern Sante Fe
      08-15-36                                      6.20           415,000(j)             417,800
-------------------------------------------------------------------------------------------------

RETAILERS (0.8%)
Home Depot
   Sr Unsecured
      12-16-36                                      5.88           910,000                886,821
May Department Stores
      07-15-09                                      4.80           765,000                751,622
                                                                                  ---------------
Total                                                                                   1,638,443
-------------------------------------------------------------------------------------------------

WIRELINES (2.6%)
AT&T
      05-15-36                                      6.80           580,000                616,446
Telecom Italia Capital
      11-15-33                                      6.38           760,000(c)             707,546
TELUS
      06-01-11                                      8.00         1,497,500(c)           1,629,535
Verizon New York
   Series A
      04-01-12                                      6.88         1,520,000              1,580,251
Verizon Pennsylvania
   Series A
      11-15-11                                      5.65           910,000                911,047
                                                                                  ---------------
Total                                                                                   5,444,825
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $209,065,765)                                                              $   207,709,145
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

24 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

MONEY MARKET FUND (8.3%)

                                                    SHARES            VALUE(a)
RiverSource Short-Term
   Cash Fund                                      17,762,231(k)  $ 17,762,231
-----------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $17,762,231)                                              $ 17,762,231
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $226,827,996)(l)                                          $225,471,376
=============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Jan. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $10,194,949.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2007, the value of foreign securities represented 1.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2007, the value of these securities amounted to $7,695,036 or 3.7% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC - Ambac Assurance Corporation

      MBIA  - MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Jan. 31, 2007.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007.


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 25

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(j) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                     $     3,800,000
      U.S. Treasury Note, March 2007, 5-year                        4,500,000
      U.S. Treasury Note, March 2007, 10-year                       5,500,000

      SALE CONTRACTS
      U.S. Treasury Note, March 2007, 2-year                          600,000

(k)   Affiliated Money Market Fund - See Note 6 to the financial statements.

(l) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $226,828,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $       438,000
      Unrealized depreciation                                      (1,795,000)
      ------------------------------------------------------------------------
      Net unrealized depreciation                             $    (1,357,000)
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

26 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JAN. 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $209,065,765)                                  $  207,709,145
   Affiliated money market fund (identified cost $17,762,231) (Note 6)                      17,762,231
------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $226,827,996)                             225,471,376
Foreign currency holdings (identified cost $135,347) (Note 1)                                  139,837
Capital shares receivable                                                                       80,115
Accrued interest receivable                                                                  1,401,812
Receivable for investment securities sold                                                    9,901,252
------------------------------------------------------------------------------------------------------
Total assets                                                                               236,994,392
------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                                                1,164
Dividends payable to shareholders                                                              200,564
Capital shares payable                                                                           8,243
Payable for investment securities purchased                                                 23,737,738
Accrued investment management services fee                                                       2,797
Accrued distribution fee                                                                           588
Accrued transfer agency fee                                                                         44
Accrued administrative services fee                                                                408
Accrued plan administration services fee                                                             1
Other accrued expenses                                                                          71,762
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           24,023,309
------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                      $  212,971,083
======================================================================================================


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 27

JAN. 31, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock - $.01 par value (Note 1)                                                 $      223,574
Additional paid-in capital                                                                 216,699,329
Excess of distributions over net investment income                                            (305,693)
Accumulated net realized gain (loss) (Note 8)                                               (2,130,965)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies (Note 5)              (1,515,162)
-------------------------------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding capital stock                 $  212,971,083
=======================================================================================================
Net assets applicable to outstanding shares:              Class A                       $   37,185,075
                                                          Class B                       $   11,667,543
                                                          Class C                       $      523,611
                                                          Class I                       $  163,470,722
                                                          Class R2                      $        4,943
                                                          Class R3                      $        4,943
                                                          Class R4                      $      104,384
                                                          Class R5                      $        4,943
                                                          Class W                       $        4,919
Net asset value per share of outstanding capital stock:   Class A shares     3,900,287  $         9.53
                                                          Class B shares     1,222,998  $         9.54
                                                          Class C shares        54,871  $         9.54
                                                          Class I shares    17,166,204  $         9.52
                                                          Class R2 shares          518  $         9.54
                                                          Class R3 shares          518  $         9.54
                                                          Class R4 shares       10,949  $         9.53
                                                          Class R5 shares          518  $         9.54
                                                          Class W shares           516  $         9.53
-------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

28 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JAN. 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                             $ 5,291,067
Income distributions from affiliated money market fund (Note 6)          316,421
---------------------------------------------------------------------------------
Total income                                                           5,607,488
---------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                       524,379
Distribution fee
   Class A                                                                46,386
   Class B                                                                57,053
   Class C                                                                 2,712
   Class R2                                                                    3
   Class R3                                                                    2
   Class W                                                                     2
Transfer agency fee
   Class A                                                                34,157
   Class B                                                                11,238
   Class C                                                                   530
   Class R4                                                                   78
   Class W                                                                     2
Service fee - Class R4                                                        44
Administrative services fees and expenses                                 76,472
Plan administration services fee
   Class R2                                                                    2
   Class R3                                                                    2
   Class R4                                                                   52
Compensation of board members                                              2,133
Custodian fees                                                            43,430
Printing and postage                                                      18,500
Registration fees                                                         30,457
Professional fees                                                         10,605
Other                                                                      9,560
---------------------------------------------------------------------------------
Total expenses                                                           867,799
   Expenses waived/reimbursed by the Investment
      Manager and its affiliates (Note 2)                               (146,438)
---------------------------------------------------------------------------------
                                                                         721,361
   Earnings and bank fee credits on cash balances (Note 2)                (1,898)
---------------------------------------------------------------------------------
Total net expenses                                                       719,463
---------------------------------------------------------------------------------
Investment income (loss) - net                                         4,888,025
---------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 29

SIX MONTHS ENDED JAN. 31, 2007 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                   $ 1,073,176
   Futures contracts                                                                    353,381
   Swap transactions                                                                     48,663
-----------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                               1,475,220
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                          630,407
-----------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                 2,105,627
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     $ 6,993,652
===============================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

30 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          JAN. 31, 2007
                                                                        SIX MONTHS ENDED   JULY 31, 2006
                                                                           (UNAUDITED)      YEAR ENDED
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $      4,888,025   $   7,875,418
Net realized gain (loss) on investments                                        1,475,220      (3,334,965)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies            630,407      (1,626,948)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                6,993,652       2,913,505
---------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                                   (861,966)     (1,346,770)
      Class B                                                                   (222,247)       (363,823)
      Class C                                                                    (10,452)        (16,869)
      Class I                                                                 (4,218,156)     (6,020,734)
      Class R2                                                                       (27)            N/A
      Class R3                                                                       (29)            N/A
      Class R4                                                                    (3,169)         (3,966)
      Class R5                                                                       (32)            N/A
      Class W                                                                        (40)            N/A
   Net realized gain
      Class A                                                                         --         (10,474)
      Class B                                                                         --          (3,920)
      Class C                                                                         --            (158)
      Class I                                                                         --         (42,743)
      Class R4                                                                        --             (30)
---------------------------------------------------------------------------------------------------------
Total distributions                                                           (5,316,118)     (7,809,487)
---------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 31

                                                                      JAN. 31, 2007      JULY 31, 2006
                                                                     SIX MONTHS ENDED      YEAR ENDED
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
      Class A shares (Note 2)                                         $   6,579,577      $  18,529,854
      Class B shares                                                      2,709,066          6,000,039
      Class C shares                                                        150,727            266,911
      Class I shares                                                     22,233,716         95,959,205
      Class R2 shares                                                         5,000                N/A
      Class R3 shares                                                         5,000                N/A
      Class R4 shares                                                        91,203                 --
      Class R5 shares                                                         5,000                N/A
      Class W shares                                                          5,000                N/A
Reinvestment of distributions at net asset value
      Class A shares                                                        757,858          1,165,583
      Class B shares                                                        203,554            333,536
      Class C shares                                                          9,355             15,565
      Class I shares                                                      4,165,732          5,968,439
      Class R4 shares                                                         2,903              3,571
Payments for redemptions
   Class A shares                                                        (6,870,003)       (22,260,950)
   Class B shares (Note 2)                                               (2,195,316)        (7,088,319)
   Class C shares (Note 2)                                                 (212,739)          (290,859)
   Class I shares                                                       (38,724,714)       (36,878,152)
   Class R4 shares                                                          (91,810)               (10)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (11,170,891)        61,724,413
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (9,493,357)        56,828,431
Net assets at beginning of period                                       222,464,440        165,636,009
-------------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 212,971,083      $ 222,464,440
=======================================================================================================
Undistributed (excess of distributions over) net investment income    $    (305,693)     $     122,400
-------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

32 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

The Fund offers Class A, Class B, Class C and Class R4 shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Jan. 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial), RiverSource Life Insurance Company (formerly IDS Life Insurance Company) and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 11, 2006, the Fund offers additional classes of shares, Class R2, Class R3, and Class R5, offered to certain institutional investors. These shares are sold without a front-end sales charge or CDSC. At Jan. 31, 2007, Ameriprise Financial owned 100% of Class R2, Class R3 and Class R5 shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. At Jan. 31, 2007, Ameriprise Financial owned 100% of Class W shares.


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 33

At Jan. 31, 2007, Ameriprise Financial, RiverSource Life Insurance Company and the affiliated funds-of-funds owned approximately 77% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2007, the Fund has entered into outstanding when-issued securities of $10,194,949.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.


------------------------------------------------------------------------------

34 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 35 foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Jan. 31, 2007, foreign currency holdings consisted of European monetary units and British pounds.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities." At Jan. 31, 2007, the Fund had no outstanding forward sale commitments.

CMBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.


------------------------------------------------------------------------------

36 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 37

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.

Other expenses in the amount of $3,938 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.


------------------------------------------------------------------------------

38 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested Board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $18.50 per shareholder account.

In addition, with the introduction of Class R2, Class R3, Class R5 and Class W shares, the Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R5 and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 39 average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4 and the introduction of Class R2 and Class R3. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $57,917 for Class A, $7,498 for Class B and $112 for Class C for the six months ended Jan. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses to 0.89% for Class A, 1.65% for Class B, 1.66% for Class C, 0.54% for Class I, 1.30% for Class R2, 1.05% for Class R3, 0.73% for Class R4, 0.55% for Class R5 and 0.96% for Class W. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $15,603, $4,962, $212, and $51, respectively, and the management fees waived at the Fund level were $125,610. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.89% for Class A, 1.65% for Class B, 1.66% for Class C, 0.54% for Class I, 1.30% for Class R2, 1.05% for Class R3, 0.73% for Class R4, 0.55% for Class R5 and 0.95% for Class W of the Fund's average daily net assets.

During the six months ended Jan. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $1,898 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.


------------------------------------------------------------------------------

40 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $372,128,894 and $394,267,958, respectively, for the six months ended Jan. 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          SIX MONTHS ENDED JAN. 31, 2007
                            CLASS A      CLASS B     CLASS C       CLASS I      CLASS R2(a)
-------------------------------------------------------------------------------------------
Sold                        687,311      282,619      15,752      2,324,391        518
Issued for reinvested
   distributions             79,064       21,216         975        435,096         --
Redeemed                   (718,127)    (229,443)    (22,233)    (4,055,876)        --
-------------------------------------------------------------------------------------------
Net increase (decrease)      48,248       74,392      (5,506)    (1,296,389)       518
-------------------------------------------------------------------------------------------

                                     CLASS R3(a)  CLASS R4(b)   CLASS R5(a)  CLASS W(c)
-------------------------------------------------------------------------------------------
Sold                                         518       9,496            518        516
Issued for reinvested
   distributions                              --         303             --         --
Redeemed                                      --      (9,564)            --         --
-------------------------------------------------------------------------------------------
Net increase (decrease)                      518         235            518        516
-------------------------------------------------------------------------------------------

                                               YEAR ENDED JULY 31, 2006
                           CLASS A      CLASS B      CLASS C      CLASS I       CLASS R2
-------------------------------------------------------------------------------------------
Sold                      1,936,566      625,431      27,931     10,067,076        N/A
Issued for reinvested
   distributions            122,246       34,948       1,630        627,362        N/A
Redeemed                 (2,314,283)    (741,998)    (30,424)    (3,874,552)       N/A
-------------------------------------------------------------------------------------------
Net increase (decrease)    (255,471)     (81,619)       (863)     6,819,886        N/A
-------------------------------------------------------------------------------------------

                                        CLASS R3  CLASS R4(b)      CLASS R5    CLASS W
-------------------------------------------------------------------------------------------
Sold                                         N/A          --            N/A        N/A
Issued for reinvested
   distributions                             N/A         374            N/A        N/A
Redeemed                                     N/A          (1)           N/A        N/A
-------------------------------------------------------------------------------------------
Net increase (decrease)                      N/A         373            N/A        N/A
-------------------------------------------------------------------------------------------

(a)   Inception date is Dec. 11, 2006.

(b)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(c)   Inception date is Dec. 1, 2006.


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 41

5. INTEREST RATE FUTURES CONTRACTS

At Jan. 31, 2007, investments in securities included securities valued at $108,648 that were pledged as collateral to cover initial margin deposits on 138 open purchase contracts and three open sale contracts. The notional market value of the open purchase contracts at Jan. 31, 2007 was $14,759,906 with a net unrealized loss of $167,242. The notional market value of the open sale contracts at Jan. 31, 2007 was $610,781 with a net unrealized gain of $4,210. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the six months ended Jan. 31, 2007.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $3,154,192 at July 31, 2006, that if not offset by capital gains will expire as follows:


                      2014                          2015
                    $526,700                     $2,627,492


------------------------------------------------------------------------------

42 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 43 http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

44 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                    2007(i)           2006           2005           2004           2003(b)
Net asset value, beginning of period        $   9.46          $   9.72       $   9.62       $   9.49       $   9.94
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .20               .36            .31            .26            .02
Net gains (losses) (both realized
   and unrealized)                               .09              (.26)           .11            .13           (.45)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 .29               .10            .42            .39           (.43)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (.22)             (.36)          (.32)          (.26)          (.02)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   9.53          $   9.46       $   9.72       $   9.62       $   9.49
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)     $     37          $     36       $     40       $     65       $     51
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d),(e)                   .89%(f)           .90%           .94%           .97%           .96%(f)
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                  4.24%(f)          3.84%          3.09%          2.61%          1.80%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)             171%              301%           313%           310%            46%
------------------------------------------------------------------------------------------------------------------------
Total return(g)                                 3.12%(h)          1.13%          4.32%          4.06%         (4.31%)(h)
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.09% for the six months ended Jan. 31, 2007 and 1.12%, 1.04%, 1.06% and 2.56% for the periods ended July 31, 2006,
      2005, 2004 and 2003, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 45

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                    2007(i)           2006           2005           2004           2003(b)
Net asset value, beginning of period        $   9.47          $   9.72       $   9.62       $   9.50       $   9.94
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .16               .29            .23            .18            .01
Net gains (losses) (both realized
   and unrealized)                               .10              (.25)           .11            .12           (.44)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 .26               .04            .34            .30           (.43)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (.19)             (.29)          (.24)          (.18)          (.01)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   9.54          $   9.47       $   9.72       $   9.62       $   9.50
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)     $     12          $     11       $     12       $      8       $      2
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d),(e)                  1.65%(f)          1.66%          1.69%          1.74%          1.73%(f)
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                  3.49%(f)          3.09%          2.39%          1.87%          1.37%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)             171%              301%           313%           310%            46%
------------------------------------------------------------------------------------------------------------------------
Total return(g)                                 2.73%(h)           .42%          3.56%          3.18%         (4.28%)(h)
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.85% for the six months ended Jan. 31, 2007 and 1.89%, 1.83%, 1.83% and 3.32% for the periods ended July 31, 2006,
      2005, 2004 and 2003, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

46 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                    2007(i)           2006           2005           2004           2003(b)
Net asset value, beginning of period        $   9.47          $   9.72       $   9.62       $   9.50       $   9.94
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .16               .29            .23            .18            .01
Net gains (losses) (both realized
   and unrealized)                               .09              (.26)           .11            .12           (.44)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 .25               .03            .34            .30           (.43)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (.18)             (.28)          (.24)          (.18)          (.01)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   9.54          $   9.47       $   9.72       $   9.62       $   9.50
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)     $      1          $      1       $      1       $     --       $     --
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d),(e)                  1.66%(f)          1.67%          1.69%          1.72%          1.64%(f)
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                  3.48%(f)          3.07%          2.40%          1.88%          1.51%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)             171%              301%           313%           310%            46%
------------------------------------------------------------------------------------------------------------------------
Total return(g)                                 2.72%(h)           .42%          3.55%          3.17%         (4.28%)(h)
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.85% for the six months ended Jan. 31, 2007 and 1.89%, 1.84%, 1.81% and 3.32% for the periods ended July 31, 2006,
      2005, 2004 and 2003, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 47

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                    2007(i)           2006           2005           2004(b)
Net asset value, beginning of period        $   9.45          $   9.71       $   9.61       $   9.79
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .22               .39            .33            .12
Net gains (losses) (both realized
   and unrealized)                               .09              (.26)           .11           (.18)
---------------------------------------------------------------------------------------------------------
Total from investment operations                 .31               .13            .44           (.06)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (.24)             (.39)          (.34)          (.12)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   9.52          $   9.45       $   9.71       $   9.61
---------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)     $    163          $    174       $    113       $     63
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d),(e)                   .54%(f)           .58%           .70%           .70%(f)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                  4.60%(f)          4.22%          3.42%          3.03%(f)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)             171%              301%           313%           310%
---------------------------------------------------------------------------------------------------------
Total return(g)                                 3.30%(h)          1.47%          4.58%          (.72%)(h)
---------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.66% for the six months ended Jan. 31, 2007 and 0.69%, 0.72% and 0.73% for the periods ended July 31, 2006, 2005 and 2004, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

48 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                         2007(b)
Net asset value, beginning of period                             $   9.66
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .03
Net gains (losses) (both realized
   and unrealized)                                                   (.11)
------------------------------------------------------------------------------
Total from investment operations                                     (.08)
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.04)
------------------------------------------------------------------------------
Net asset value, end of period                                   $   9.54
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                          $     --
------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d),(e)                                       1.30%(f)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                       3.74%(f)
------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                                  171%
------------------------------------------------------------------------------
Total return(g)                                                      (.60%)(h)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 11, 2006 (inception date) to Jan. 31, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.44% for the period ended Jan. 31, 2007.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 49

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                         2007(b)
Net asset value, beginning of period                             $   9.66
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .03
Net gains (losses) (both realized
   and unrealized)                                                   (.10)
------------------------------------------------------------------------------
Total from investment operations                                     (.07)
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.05)
------------------------------------------------------------------------------
Net asset value, end of period                                   $   9.54
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                          $     --
------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d),(e)                                       1.05%(f)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                       3.99%(f)
------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                                  171%
------------------------------------------------------------------------------
Total return(g)                                                      (.57%)(h)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 11, 2006 (inception date) to Jan. 31, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R3 would have been 1.17% for the period ended Jan. 31, 2007.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

50 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                               2007(i)       2006       2005       2004       2003(b)
Net asset value, beginning of period                   $   9.46      $   9.72   $   9.62   $   9.49   $   9.94
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .21           .38        .32        .27        .02
Net gains (losses) (both realized
   and unrealized)                                          .09          (.26)       .11        .13       (.45)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .30           .12        .43        .40       (.43)
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.23)         (.38)      (.33)      (.27)      (.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   9.53      $   9.46   $   9.72   $   9.62   $   9.49
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $     --      $     --   $     --   $     --   $     --
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d),(e)                              .73%(f)       .74%       .78%       .80%       .82%(f)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                             4.36%(f)      4.01%      3.36%      2.78%      2.01%(f)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                        171%          301%       313%       310%        46%
-------------------------------------------------------------------------------------------------------------------
Total return(g)                                            3.21%(h)      1.28%      4.49%      4.23%     (4.30%)(h)
-------------------------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.92% for the six months ended Jan. 31, 2007 and 0.94%, 0.92%, 0.89% and 2.40% for the periods ended July 31,
      2006, 2005, 2004 and 2003, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 51

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                         2007(b)
Net asset value, beginning of period                               $ 9.66
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .04
Net gains (losses) (both realized and unrealized)                    (.11)
------------------------------------------------------------------------------
Total from investment operations                                     (.07)
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.05)
------------------------------------------------------------------------------
Net asset value, end of period                                     $ 9.54
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                            $   --
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)              .55%(f)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
   net assets                                                        4.48%(f)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             171%
------------------------------------------------------------------------------
Total return(g)                                                      (.50%)(h)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 11, 2006 (inception date) to Jan. 31, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 0.70% for the period ended Jan.
      31, 2007.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


-----------------------------------------------------------------------------

52 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                         2007(b)
Net asset value, beginning of period                               $ 9.69
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .05
Net gains (losses) (both realized and unrealized)                    (.14)
------------------------------------------------------------------------------
Total from investment operations                                     (.09)
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.07)
------------------------------------------------------------------------------
Net asset value, end of period                                     $ 9.53
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                            $   --
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)              .96%(f)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
   net assets                                                        4.23%(f)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             171%
------------------------------------------------------------------------------
Total return(g)                                                      (.86%)(h)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 1, 2006 (inception date) to Jan. 31, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class W would have been 1.09% for the period ended Jan.
      31, 2007.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT 53

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

54 RIVERSOURCE CORE BOND FUND - 2007 SEMIANNUAL REPORT

RIVERSOURCE(R) CORE BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                         This report must be accompanied or
                         preceded by the Fund's current
                         prospectus. RiverSource(R) mutual
                         funds are distributed by
                         RiverSource Distributors, Inc. and
                         Ameriprise Financial Services,
                         Inc., Members NASD, and managed by
                         RiverSource Investments, LLC. These
RIVERSOURCE [LOGO](R)    companies are part of Ameriprise
      INVESTMENTS        Financial, Inc.                       S-6278 E (3/07)

    Semiannual Report

                                                        RIVERSOURCE [LOGO](R)
                                                             INVESTMENTS

    RIVERSOURCE(R)
    FLOATING RATE FUND

    SEMIANNUAL REPORT FOR
    THE PERIOD ENDED
    JAN. 31, 2007

 >  RIVERSOURCE FLOATING RATE
    FUND SEEKS TO PROVIDE
    SHAREHOLDERS WITH A HIGH LEVEL
    OF CURRENT INCOME AND,
    AS A SECONDARY OBJECTIVE,
    PRESERVATION OF CAPITAL.

TABLE OF CONTENTS

Fund Snapshot ..........................................................    3

Performance Summary ....................................................    5

Questions & Answers with Portfolio Management ..........................    7

Fund Expenses Example ..................................................   10

Investments in Securities ..............................................   12

Financial Statements ...................................................   32

Notes to Financial Statements ..........................................   36

Proxy Voting ...........................................................   53


------------------------------------------------------------------------------

2 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2007

FUND OVERVIEW

RiverSource Floating Rate Fund invests primarily in floating rate loans and other floating rate debt securities with interest rates that adjust periodically. In addition to floating rate loans, the Fund may invest in other debt securities including high yield corporate bonds and asset-backed securities.

ASSET ALLOCATION AND SECTOR BREAKDOWN*

Percentage of portfolio assets

Senior Loans
Consumer Discretionary          21.8%
Telecommunication               14.7%
Materials                       11.4%
Industrials                     11.1%
Consumer Staples                 7.8%
Utilities                        6.2%                 [PIE CHART]
Other(1)                        11.0%

Bonds
Corporate Bonds(2)               8.7%
Mortgage-Backed                  1.5%
Asset-Backed                     0.2%

Cash Equivalents
Cash & Cash Equivalents          5.6%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1)   Includes Health Care 5.8%, Energy 2.7% and Financials 2.5%.

(2)   Includes Telecommunication 2.7%, Consumer Discretionary 2.6%, Materials
      1.5%, Health Care 0.9%, Energy 0.5%, Industrials 0.4% and Consumer
      Staples 0.1%.

SEC YIELDS

               AT JAN. 31, 2007   AT DEC. 29, 2006(1)
Class A              6.35%               6.42%
Class B              5.91%               5.99%
Class C              5.91%               5.98%
Class I              7.01%               7.09%
Class R4(2)          6.81%               6.89%
Class W              6.55%                N/A(3)

(1)   The last business day of the period.

(2)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(3) The SEC Yield is not presented because at Dec. 29, 2006 Class W did not have a full 31-day period of history. The inception date of Class W was Dec. 1, 2006.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 6 for additional performance information.

The Floating Rate Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, derivatives risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower-rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities. See the Fund's prospectus for information on these and other risks associated with the Fund.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT JAN. 31, 2007

QUALITY BREAKDOWN

Percentage of portfolio assets excluding cash equivalents

AAA rating                       1.8%
A rating                         0.1%
BBB rating                       1.4%
BB rating                       35.2%                 [PIE CHART]
B rating                        56.5%
CCC rating                       4.6%
D rating                         0.2%
Non-rated                        0.2%

Ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of loans and bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG

                    HIGH
                    MEDIUM   QUALITY
  X                 LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGERS

                            YEARS IN INDUSTRY
Lynn Hopton                        20
Colin Lundgren, CFA                17
Erol Sonderegger, CFA              11
Yvonne Stevens                     20

FUND FACTS

             TICKER SYMBOL      INCEPTION DATE
Class A          RFRAX              2/16/06
Class B          RSFBX              2/16/06
Class C             --              2/16/06
Class I          RFRIX              2/16/06
Class R4(1)         --              2/16/06
Class W             --              12/1/06

Total net assets             $546.2 million

Number of holdings                      451

Weighted average life(2)          5.0 years

Weighted average loan and
bond rating(3)                           B+

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(2) WEIGHTED AVERAGE LIFE measures a loan's or bond's maturity, which takes into consideration the possibility that the issuer may call the loan or bond before its maturity date.

(3) WEIGHTED AVERAGE LOAN AND BOND RATING represents the average credit quality of the underlying loans and bonds in the portfolio.


------------------------------------------------------------------------------

4 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                            PERFORMANCE COMPARISON
                 For the six-month period ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Floating Rate Fund Class A (excluding sales charge)           +3.94%
Credit Suisse First Boston Leveraged Loan Index(1) (unmanaged)            +4.12%

(1) The Credit Suisse First Boston (CSFB) Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The index does not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.



ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                  CLASS A   CLASS B   CLASS C   CLASS I   CLASS R4(b)   CLASS W(b)
Total              1.29%     2.05%     2.05%     0.94%       1.29%        1.44%
Net Expenses(a)    1.06%     1.82%     1.82%     0.71%       0.90%        1.21%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.06% for Class A; 1.82% for Class B; 1.82% for Class C; 0.71% for Class I; 0.90% for Class R4; and 1.21% for Class
      W.

(b) Effective Dec. 11, 2006, Class Y was renamed Class R4. Inception date for Class W is Dec. 1, 2006. For Class W, expenses are based on estimated amounts for the current fiscal year.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                         SINCE
Without sales charge                                       6 MONTHS*   INCEPTION
Class A (inception 2/16/06)                                  +3.94%      +7.28%
Class B (inception 2/16/06)                                  +3.54%      +6.51%
Class C (inception 2/16/06)                                  +3.54%      +6.48%
Class I (inception 2/16/06)                                  +4.00%      +7.49%
Class R4** (inception 2/16/06)                               +3.92%      +7.34%
Class W (inception 12/1/06)                                    N/A       +1.57%*
With sales charge
Class A (inception 2/16/06)                                  -1.00%      +2.18%
Class B (inception 2/16/06)                                  -1.46%      +1.51%
Class C (inception 2/16/06)                                  +2.54%      +5.48%

AT DEC. 31, 2006

                                                                         SINCE
Without sales charge                                       6 MONTHS*   INCEPTION
Class A (inception 2/16/06)                                  +3.56%      +6.31%
Class B (inception 2/16/06)                                  +3.07%      +5.51%
Class C (inception 2/16/06)                                  +3.17%      +5.58%
Class I (inception 2/16/06)                                  +3.62%      +6.48%
Class R4** (inception 2/16/06)                               +3.55%      +6.35%
Class W (inception 12/1/06)                                    N/A       +0.66%*
With sales charge
Class A (inception 2/16/06)                                  -1.35%      +1.26%
Class B (inception 2/16/06)                                  -1.92%      +0.51%
Class C (inception 2/16/06)                                  +2.17%      +4.58%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year
2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 shares are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *    Not annualized.

**    Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

6 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, the portfolio management team for RiverSource Floating Rate Fund discusses the Fund's results and strategy for the semiannual period ended Jan. 31, 2007.

At Jan. 31, 2007, approximately 29% of the Fund's shares were owned in aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Floating Rate Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 44, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Floating Rate Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 10 and 41.

Q: How did RiverSource Floating Rate Fund perform for the six-month period ended Jan. 31, 2007?

A: RiverSource Floating Rate Fund returned 3.94% (Class A shares excluding sales charge) for the six months ended Jan. 31, 2007. The Fund underperformed its benchmark, the Credit Suisse First Boston Leveraged Loan Index (CSFB Index), which returned 4.12% during the same period.

Q:    What factors most significantly affected the Fund's performance?

A: Floating rate assets performed well, as interest rates remained relatively stable during the period. A floating rate asset is a bond or loan whose interest rate floats based on a market interest rate plus a premium. The floating rate asset's coupon rate resets periodically to incorporate changes in the market rate.

      Floating rate loans, as measured by the CSFB Index, outpaced three-month Treasury bills by offering a higher initial yield above cash rates. In addition, this incremental yield -- also called a spread -- was fairly constant during the period, which kept changes in floating rate loan prices muted and allowed investors to capture all or most of the incremental spread in their returns.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS

      Although RiverSource Floating Rate Fund slightly underperformed the CSFB Index, the Fund's portfolio was deliberately constructed more conservatively. During the period, spreads in the high yield market were tight -- meaning there was very little difference between yields -- and the Fund just wasn't being rewarded to own incrementally riskier positions. As long as spreads remain at historically tight levels, the Fund's portfolio will continue to be defensively and conservatively positioned until we believe we can receive additional compensation from adding more risk to the Fund's portfolio.

      FLOATING RATE LOANS, AS MEASURED BY THE CSFB INDEX, OUTPACED THREE-MONTH TREASURY BILLS BY OFFERING A HIGHER INITIAL YIELD ABOVE CASH RATES.

Q:    What changes did you make to the Fund's portfolio during the period?

A: We made relatively few changes to the portfolio's strategy during the period. We continued to emphasize higher yielding floating rate loans and a select number of floating rate notes for the Fund's portfolio over high quality cash alternatives. We kept our cash and cash alternatives to a minimum. Both of these factors contributed positively to the Fund's performance over the six-month period.

      By the end of January, however, we had modestly increased the Fund's position in higher quality securities and cash alternatives. Overall, the Fund retained its strong focus on higher yielding floating rate loans and floating rate high yield bonds.

Q:    How do you intend to manage the Fund in the coming months?

A: Going forward, we remain positive in our view for the U.S. economy and the implications for corporate profits. Given recent testimony by the chairman of the Federal Reserve Board (the Fed) and indications from the futures market, we believe that the Fed will maintain the current 5.25% targeted federal fund's rate through the first half of the year. We believe that any eventual reduction in the federal funds rate would likely occur later in the year and may have only a slight impact on cash yields.


------------------------------------------------------------------------------

8 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      The major risk to this view and to our current strategy is a deeper economic slowdown than anticipated, which would threaten corporate profits and push prices on riskier assets lower. In that scenario, the Fed may be more aggressively easing short-term rates, thereby reducing the yield offered on floating rate loans at the same time that prices of the underlying loans are under some pressure. To counteract this risk, we intend to respond to changes in the economic environment and assess the effect of such changes on our strategy. In the event that the risks of a deeper slowdown increase, for example, we would likely increase the Fund's exposure to higher quality securities and cash alternatives, while simultaneously reducing the Fund's allocation to high yield floating rate loans and bonds. We may also choose to upgrade the quality of the Fund's high yield floating rate loan holdings to more highly rated, more stable companies that we believe are better positioned for an economic downturn.

      Regardless of economic or market conditions, we will continue to invest in a diversified portfolio of senior secured floating rate loans, as we seek to provide a high level of current income and, as a secondary objective, preservation of capital.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

10 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                  AUG. 1, 2006   JAN. 31, 2007   THE PERIOD(a)   EXPENSE RATIO
Class A
   Actual(b)                        $ 1,000        $ 1,039.40     $ 5.29            1.03%
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,020.01     $ 5.24            1.03%

Class B
   Actual(b)                        $ 1,000        $ 1,035.40     $ 9.18            1.79%
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,016.18     $ 9.10            1.79%

Class C
   Actual(b)                        $ 1,000        $ 1,035.40     $ 9.13            1.78%
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,016.23     $ 9.05            1.78%

Class I
   Actual(b)                        $ 1,000        $ 1,040.00     $ 3.65             .71%
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,021.63     $ 3.62             .71%

Class R4
   Actual(b)                        $ 1,000        $ 1,039.20     $ 4.52(c)          .88%
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,020.77     $ 4.48(c)          .88%

Class W
   Actual(d)                            N/A               N/A        N/A             N/A
   Hypothetical
   (5% return before expenses)      $ 1,000        $ 1,019.41     $ 5.85            1.15%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Jan. 31, 2007:
      +3.94% for Class A, +3.54% for Class B, +3.54% for Class C, +4.00% for
      Class I and +3.92% for Class R4.

(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.90% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective
      Dec. 11, 2006. If these changes had been in place for the six-month period ended Jan. 31, 2007, the actual expenses paid for Class R4 would have been $4.63 and the hypothetical expenses paid for Class R4 would have been $4.58.

(d) The actual values and expenses paid are not presented because Class W does not have a full six months of history. The inception date of for Class W is Dec. 1, 2006.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 11

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

SENIOR LOANS (86.2%)(i)

ISSUER                                          COUPON           PRINCIPAL               VALUE(a)
                                                 RATE             AMOUNT
AEROSPACE & DEFENSE (1.5%)
Axle Tech Intl
   2nd Lien Term Loan
      04-21-13                                     11.86%       $  500,000            $   502,501
Axle Tech Intl
   Tranche B Term Loan
      10-21-12                                 7.61-7.62         1,000,000(b)           1,005,000
      10-21-12                                 7.61-7.62         1,000,000              1,005,000
Communications & Power Inds
   Term Loan
      07-23-10                                      7.57           979,507                973,316
K&F Inds
   Tranche C Term Loan
      11-18-12                                      7.32         1,298,020              1,302,888
Midwestern Aircraft
   Tranche B Term Loan
      12-31-11                                      7.11         1,022,438              1,023,971
Transdigm
   Term Loan
      06-23-13                                      7.37         1,000,000              1,005,000
Wesco Aircraft Hardware
   1st Lien Term Loan
      09-29-13                                      7.57           800,000                805,248
Wesco Aircraft Hardware
   2nd Lien Term Loan
      03-29-14                                     11.07           775,000                789,531
                                                                                       ----------
Total                                                                                   8,412,455
-------------------------------------------------------------------------------------------------

AIRLINES (1.9%)
American Airlines
   Tranche B Term Loan
      12-17-10                                      8.57         2,690,340              2,715,899
Delta Airlines
   1st Lien Tranche B
   Debtor in Possession Term Loan
      03-17-08                                     10.12         2,000,000(k)           2,020,000
Delta Airlines
   Tranche A
   Debtor in Possession Term Loan
      03-16-08                                      8.12         1,956,000(k)           1,967,951

SENIOR LOANS (CONTINUED)

ISSUER                                          COUPON           PRINCIPAL               VALUE(a)
                                                 RATE             AMOUNT
AIRLINES (CONT.)
United Airlines
   Tranche B Term Loan
      02-01-12                                     11.00%       $1,273,125             $1,274,984
United Airlines
   Tranche DD Term Loan
      02-01-12                                      8.86            57,500                 57,584
US Airways Group
   Term Loan
      03-31-11                                      8.57         2,500,000              2,517,400
                                                                                       ----------
Total                                                                                  10,553,818
-------------------------------------------------------------------------------------------------

AUTOMOTIVE (5.5%)
Collins & Aikman Products
   Tranche B
   Debtor in Possession Term Loan
      08-24-07                                      8.38           291,084(k)             287,568
Cooper Standard Auto
   Tranche D Term Loan
      12-23-11                                      7.25           495,000                496,856
Dana
   Debtor in Possession Term Loan
      09-03-07                                      7.82         1,175,000(k)           1,173,954
Delphi
   2nd Lien
   Debtor in Possession Term Loan
      12-31-07                                      8.13         1,950,000(k)           1,959,750
Delphi
   Tranche B
   Debtor in Possession Term Loan
      12-31-07                                      7.63         1,000,000(k)           1,004,000
Dura Operating
   2nd Lien Term Loan
      05-03-11                                     10.07           500,000                425,210
Dura Operating
   Debtor in Possession Term Loan
      12-31-07                                      8.57         1,850,676(k)           1,846,623
Dura Operating
   Letter of Credit
      12-31-07                                      8.57           224,324                223,833

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

12 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

ISSUER                                          COUPON           PRINCIPAL               VALUE(a)
                                                 RATE             AMOUNT
AUTOMOTIVE (CONT.)
Goodyear Tire & Rubber
   1st Lien Term Loan
      04-30-10                                      5.22%       $1,000,000            $ 1,006,750
Goodyear Tire & Rubber
   2nd Lien Term Loan
      04-30-10                                      8.14           500,000                505,315
Hayes Lemmerz Intl
   2nd Lien Term Loan
      06-30-10                               11.36-11.37           300,000                303,564
Hayes Lemmerz Intl
   Tranche B Term Loan
      06-03-09                                 8.86-8.96           973,172                981,083
Key Automotive
   Tranche C 2nd Lien Term Loan
      06-24-11                               11.57-11.62           297,936                302,405
Mark IV
   1st Lien Term Loan
      06-21-11                                      7.95           895,500                896,342
Mark IV
   2nd Lien Term Loan
      12-21-11                                     11.20         1,000,000              1,005,830
Metaldyne
   Letter of Credit
      01-11-12                                      5.36           175,962                176,732
Metaldyne
   Tranche B Term Loan
      01-11-14                                      9.11         1,275,721              1,284,894
Metaldyne
   Tranche DD Term Loan
      01-11-14                                      9.11            73,317(b,j)            73,822
Motorsports Aftermarket
   1st Lien Term Loan
      11-30-13                                      9.13         1,275,000              1,281,375
Navistar
   Letter of Credit
      01-19-12                                 8.47-8.61         1,186,667              1,206,247
Navistar
   Term Loan
      01-19-12                                      8.61         3,263,333              3,319,625

SENIOR LOANS (CONTINUED)

ISSUER                                          COUPON           PRINCIPAL               VALUE(a)
                                                 RATE             AMOUNT
AUTOMOTIVE (CONT.)
Oshkosh Truck
   Tranche B Term Loan
      12-06-13                                      7.35%       $1,500,000            $ 1,506,195
RJ Tower
   Tranche B
   Debtor in Possession Term Loan
      02-02-07                                      9.88         2,000,000(k)           1,997,459
Tenneco Automotive
   Letter of Credit
      12-12-10                                      7.32           720,497                725,000
Tenneco Automotive
   Term Loan
      12-12-10                                      7.36         2,101,809              2,118,224
TRW Automotive
   Tranche E Term Loan
      10-31-10                                      6.88         1,457,595              1,457,959
Visteon
   1st Lien Term Loan
      06-13-13                                      8.38         2,250,000              2,257,493
                                                                                       ----------
Total                                                                                  29,824,108
-------------------------------------------------------------------------------------------------

BANKING (0.2%)
Ashtead Group
   Tranche B Term Loan
      08-31-11                                      7.13           950,000                949,107
-------------------------------------------------------------------------------------------------

BUILDING MATERIALS (0.6%)
Euramax Holdings
   1st Lien Term Loan
      06-29-12                                      8.13           459,072                458,842
Nortek
   Term Loan
      08-27-11                                 7.35-9.25           992,386                994,043
North Las Vegas
   2nd Lien Term Loan
      05-09-12                                     12.36         1,000,000                993,750
TE/Tousa
   1st Lien Term Loan
      08-01-08                                      8.25         1,000,000                992,500
                                                                                       ----------
Total                                                                                   3,439,135
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 13

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
CHEMICALS (6.1%)
Basell
   Tranche B2 Term Loan
      08-01-13                                      7.60%       $1,041,667(c)         $ 1,048,177
Basell
   Tranche B4 Term Loan
      08-01-13                                      7.60           208,333(c)             210,850
Basell
   Tranche C2 Term Loan
      08-01-14                                      8.35         1,041,667(c)           1,048,177
Basell
   Tranche C4 Term Loan
      08-01-14                                      8.35           208,333(c)             210,850
Brenntag
   Term Loan
      01-18-14                                      7.89            98,182(c)              98,795
Brenntag
   Tranche B2 Term Loan
      01-18-14                                      7.89           401,818(c)             406,592
Celanese
   Tranche B Term Loan
      04-06-11                                      7.11         2,032,053(c)           2,043,351
Cognis Deutschland
   Tranche A Term Loan
      05-05-11                                      8.17           758,612(c)             756,715
Georgia Gulf
   Tranche B Term Loan
      10-13-13                                      7.32           891,516                898,095
Hercules
   Tranche B Term Loan
      10-08-10                                      6.82         1,923,077              1,923,673
Hexion Specialty Chemicals
   Term Loan
      05-05-13                                      7.88         1,532,683              1,539,105
Hexion Specialty Chemicals
   Tranche C2 Term Loan
      05-05-13                                      7.88           332,942                334,337
Hexion Specialty Chemicals
   Tranche C4 Term Loan
      05-05-13                                      7.88         1,471,313              1,477,477
Huntsman Intl LLC
   Tranche B Term Loan
      08-16-12                                      7.07         1,206,761              1,211,793

SENIOR LOANS (CONTINUED)

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
CHEMICALS (CONT.)
Ineos Group Holdings
   Tranche B Term Loan
      12-16-13                                      7.61%       $  903,273(b,c)       $   911,176
      12-16-13                                      7.61           792,000(c)             798,930
Ineos Group Holdings
   Tranche C Term Loan
      12-16-14                                      8.11           903,273(b,c)           912,305
      12-16-14                                      8.11           792,000(c)             799,920
Ineos
   Tranche A4 Term Loan
      12-16-12                                      7.34         2,670,156(b,c)         2,668,661
Invista Canada
   Tranche B2 Term Loan
      04-29-11                                      6.88           683,135                683,989
Invista SARL
   Tranche B1 Term Loan
      04-29-11                                      6.88         1,253,214              1,254,781
ISP Chemco
   Term Loan
      02-16-13                                      7.38         1,535,888              1,546,454
Kraton Polymers
   Term Loan
      05-12-13                                      7.38         1,353,247              1,361,705
Lucite Intl
   Term Loan
      07-07-13                                      1.38           324,427(b,j)           325,232
Lucite Intl
   Tranche B Term Loan
      07-07-13                                      8.07           920,945                931,305
Lyondell Chemical
   Tranche B Term Loan
      08-16-13                                      7.12         1,446,375              1,455,212
Nalco
   Tranche B Term Loan
      11-04-10                                 7.07-7.14           850,599                855,703
Rockwood Specialties
   Tranche E Term Loan
      12-13-13                                      7.36         2,594,438              2,622,017
Solutia
   Tranche B
   Debtor in Possession Term Loan
      03-31-08                                      8.96         3,100,000(k)           3,123,251
                                                                                      -----------
Total                                                                                  33,458,628
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
CONSTRUCTION MACHINERY (1.4%)
Flowserve
   Tranche B Term Loan
      08-10-12                                      6.88%       $2,893,292            $ 2,891,498
Nacco Materials
   Term Loan
      05-15-13                                 7.33-7.38           995,000                996,244
Terex
   Term Loan
      07-14-13                                      7.11         1,483,314              1,483,314
United Rentals
   Term Loan
      02-14-11                                      7.32           560,399                566,003
United Rentals
   Tranche B Term Loan
      02-14-11                                      5.32           254,418                256,962
Xerium Technologies
   Tranche B Term Loan
      05-18-12                                      7.86         1,221,802              1,219,518
                                                                                      -----------
Total                                                                                   7,413,539
-------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.3%)
Brickman Group
   Tranche B Term Loan
      01-23-14                                      7.36         1,625,000(b)           1,629,063
-------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.5%)
Acco Brands
   Tranche B Term Loan
      08-17-12                                 7.06-7.12         1,119,549              1,124,453
Central Garden & Pet
   Tranche B Term Loan
      09-30-12                                      6.82           992,500                992,083
Chattem
   Tranche B Term Loan
      12-21-12                                 7.11-9.00         1,450,000              1,456,351
Fender Musical Instruments
   2nd Lien Term Loan
      09-30-12                                     11.33           500,000                501,565
Fender Musical Instruments
   Tranche B Term Loan
      03-30-12                                      8.08           187,344                188,281

SENIOR LOANS (CONTINUED)

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
CONSUMER PRODUCTS (CONT.)
Knoll
   Tranche B Term Loan
      10-03-12                                      7.11%       $  348,032            $   349,337
Rayovac
   Tranche B Term Loan
      02-06-12                                      8.61         2,834,640              2,842,747
Samsonite
   Term Loan
      12-21-13                                      7.62         1,025,000              1,033,005
Simmons
   Tranche D Term Loan
      12-19-11                                 6.88-7.56         1,281,019              1,290,230
Totes Isotoner
   2nd Lien Term Loan
      01-31-14                                     11.36         1,225,000(b)           1,225,000
Visant
   Tranche C Term Loan
      10-04-11                                      7.37         1,912,582              1,921,667
Weight Watchers
   1st Lien Term Loan
      01-24-14                                      6.86           600,000(b)             601,500
                                                                                      -----------
Total                                                                                  13,526,219
-------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (4.4%)
Alixpartners LLC
   Tranche B Term Loan
      10-12-13                                      7.86         2,175,000              2,198,120
Blount
   Tranche B 1st Lien Term Loan
      08-09-10                                 7.08-7.11         1,949,653(b)           1,952,090
Coinmach
   Tranche B1 Term Loan
      12-19-12                                      7.88           181,083                182,556
Contech
   Term Loan
      01-31-13                                 7.32-7.35         2,273,856              2,282,382
Covalence Specialty Materials
   Tranche B Term Loan
      08-16-13                                      8.63         2,000,000              2,005,000
Generac
   1st Lien Term Loan
      11-09-13                                      7.86           900,000                902,250

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 15

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
DIVERSIFIED MANUFACTURING (CONT.)
Generac
   2nd Lien Term Loan
      05-09-13                                     11.36%       $  650,000            $   646,750
GenTek
   1st Lien Term Loan
      02-28-11                                 7.32-7.36         1,310,019              1,309,207
GPX Intl Tire
   Tranche B Term Loan
      04-06-12                                 7.82-7.86           992,500                972,650
Hillman Group
   Tranche B 1st Lien Term Loan
      03-31-11                                      8.50           995,006              1,002,469
Hillman Group
   Tranche B Term Loan
      03-31-11                                      8.50           992,455                999,899
Invensys
   Tranche A Term Loan
      12-14-12                                      7.37           527,083(c)             530,815
Invensys
   Tranche B Term Loan
      01-15-11                                      7.36           622,917(c)             627,327
Johnson Diversey
   Tranche B Term Loan
      12-16-11                                      7.87           521,338                525,409
Longyear Global
   Term Loan
      10-13-12                                      8.61           175,000                176,094
      10-13-12                                      8.61           558,253                561,742
Longyear Global
   Tranche C Term Loan
      10-13-12                                      8.61            55,399                 55,745
Longyear Global
   Tranche DD Term Loan
      10-13-12                                      8.61            59,661                 60,033
Maxim Crane Works LP
   1st Lien Term Loan
      01-28-10                                 7.32-9.25           208,843                208,975
McJunkin
   1st Lien Term Loan
      01-31-14                                      7.61         1,325,000(b)           1,325,000
Rexnord Holdings
   Tranche B Term Loan
      07-21-13                                      7.88         1,209,016              1,212,801

SENIOR LOANS (CONTINUED)

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
DIVERSIFIED MANUFACTURING (CONT.)
RSC Holding III
   2nd Lien Term Loan
      11-27-13                                      8.87%       $  775,000            $   784,362
Sensus Metering Systems
   Tranche 1 Term Loan
      12-17-10                                 7.36-7.47           441,373                439,166
Sensus Metering Systems
   Tranche B2 Term Loan
      12-17-10                                 7.34-7.47            58,627                 58,334
Trimas
   Tranche B Term Loan
      07-18-13                                 8.10-8.11         1,502,484              1,511,244
Trimas
   Letter of Credit
      08-02-11                                      8.13            93,750                 94,297
Wastequip
   1st Lien Term Loan
      05-12-12                                      9.25           783,296                779,379
Wastequip
   Term Loan
      05-12-12                                      9.25           210,785                209,731
Wastequip
   2nd Lien Term Loan
      07-15-12                                     12.50           500,000                502,500
                                                                                      -----------
Total                                                                                  24,116,327
-------------------------------------------------------------------------------------------------

ELECTRIC (5.1%)
AES
   Term Loan
      04-30-08                                 6.75-7.50         1,571,429              1,578,311
ANP Funding I LLC
   Tranche A 2nd Lien Term Loan
      07-29-10                                      8.86         3,174,357              3,193,213
Boston Generating LLC
   Letter of Credit
      12-21-13                                      5.24           224,138                225,608
Boston Generating LLC
   Revolver
      12-21-13                                      7.62            62,759                 63,170
Boston Generating LLC
   Tranche B Term Loan
      12-21-13                                      7.60         1,013,103              1,019,749

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
ELECTRIC (CONT.)
Calpine Generating
   1st Lien Term Loan
      04-01-09                                      9.08%       $  500,000            $   506,875
Calpine Generating
   2nd Lien
   Debtor in Possession Term Loan
      12-20-07                                      9.36         1,000,000(k)           1,009,500
Calpine
   1st Lien
   Debtor in Possession Term Loan
      12-20-07                                      7.62           277,264(k)             278,234
Cogentrix
   Term Loan
      04-14-12                                      6.87         1,191,576              1,192,326
Coleto Creek Power
   2nd Lien Term Loan
      06-28-13                                      9.36           696,500                651,228
Enersys
   Tranche B Term Loan
      03-17-11                                 7.32-7.44         1,987,264              1,997,201
La Paloma
   2nd Lien Term Loan
      08-16-13                                      8.86           227,778(b)             228,728
      08-16-13                                      8.25         1,500,000              1,506,255
LSP Gen Finance
   2nd Lien Term Loan
      05-04-14                                      8.86         1,320,000              1,333,754
LSP Gen Finance
   Term Loan
      05-04-13                                      7.12           307,326                308,095
Midwest Generation
   1st Lien Term Loan
      04-27-11                                 6.83-7.06         2,696,002              2,714,551
NE Energy
   Term Loan
      11-01-13                                      7.87           179,675                181,516
NE Energy
   Tranche B Term Loan
      11-03-13                                      7.87         1,520,325              1,535,909
NRG Energy
   Letter of Credit
      02-01-13                                      7.36         2,021,147              2,035,679

SENIOR LOANS (CONTINUED)

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
ELECTRIC (CONT.)
NRG Energy
   Tranche B Term Loan
      02-01-13                                      7.36%       $1,790,580            $ 1,806,068
Reliant Energy
   Letter of Credit
      12-01-10                                 5.19-5.20           875,000                882,114
Reliant Energy
   Tranche B Term Loan
      12-01-10                                      7.70         1,175,000              1,184,553
Spansion LLC
   Tranche B Term Loan
      11-03-12                                      8.38           975,000                979,066
TPF Generation Holdings LLC
   2nd Lien Term Loan
      12-15-14                                      9.62           525,000                531,400
TPF Generation Holdings LLC
   Letter of Credit
      12-15-13                                      7.37           120,434                121,136
TPF Generation Holdings LLC
   Revolver
      12-15-11                                      7.37            37,754                 37,974
TPF Generation Holdings LLC
   Term Loan
      12-15-13                                      7.37           641,812                645,554
                                                                                      -----------
Total                                                                                  27,747,767
-------------------------------------------------------------------------------------------------

ENTERTAINMENT (2.4%)
AMC Entertainment
   Term Loan
      01-26-13                                      7.45         1,488,728              1,501,293
Cedar Fair
   Tranche B Term Loan
      08-30-12                                      7.82         2,686,500              2,711,350
Cinemark USA
   Tranche B Term Loan
      10-05-13                                      7.38         2,219,438              2,238,547
Hit Entertainment
   1st Lien Term Loan
      02-26-13                                      7.60           994,950              1,001,168
Hit Entertainment
   2nd Lien Term Loan
      02-26-13                                     10.86           500,000                503,905
Regal Cinemas
   Tranche B Term Loan
      11-10-10                                      7.12         2,981,370              2,985,424

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 17

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
ENTERTAINMENT (CONT.)
Six Flags Theme Parks
   Tranche B Term Loan
      06-30-09                                 8.61-8.62%       $1,580,224            $ 1,595,284
Warner Music Group
   Tranche B Term Loan
      02-28-11                                 7.36-7.41           389,971                391,597
                                                                                      -----------
Total                                                                                  12,928,568
-------------------------------------------------------------------------------------------------

ENVIRONMENTAL (0.6%)
Allied Waste Inds North America
   Tranche A Term Loan
      01-15-12                                      5.32           269,619                270,765
Allied Waste Inds North America
   Tranche AW Term Loan
      01-15-12                                 7.12-7.21           608,001                610,755
Duratek
   Tranche B Term Loan
      06-07-13                                      7.63           298,424                300,850
Energy Solutions LLC
   Term Loan
      06-07-13                                      7.63            31,447                 31,702
Energy Solutions
   Tranche B Term Loan
      10-30-11                                      7.57           659,019                664,377
EnviroSolutions Real Property
   Tranche B Term Loan
      07-15-12                                      8.89           699,713                707,586
Synagro Technologies
   Tranche B Term Loan
      04-29-12                                      7.63            61,919                 61,919
      04-29-12                                      7.63           371,515                371,515
                                                                                      -----------
Total                                                                                   3,019,469
-------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (4.6%)
Aramark
   Letter of Credit
      01-26-14                                      5.17           139,913                141,391
Aramark
   Term Loan
      01-26-14                                      7.47         1,985,087              2,006,049
Best Brands
   Tranche B Term Loan
      12-08-12                                     10.00           800,000                805,000

SENIOR LOANS (CONTINUED)

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
FOOD AND BEVERAGE (CONT.)
Bumble Bee Seafoods LLC
   Term Loan
      04-20-11                                 7.11-7.13%       $2,000,000            $ 1,997,500
Chiquita Brands LLC
   Tranche C Term Loan
      06-28-12                                      8.38         2,036,151              2,056,512
Constellation Brands
   Tranche B Term Loan
      06-05-13                                      6.88         1,931,373              1,943,791
Culligan
   Tranche B 1st Lien Term Loan
      09-30-11                                      7.07         1,591,665              1,594,658
Del Monte
   Tranche B Term Loan
      02-08-12                                 6.82-6.86         2,814,226              2,817,040
FSB Global
   2nd Lien Term Loan
      03-29-14                                     11.13           525,000                528,281
FSB Global
   Tranche B Term Loan
      09-29-13                                      7.88           500,000                503,750
OSI Group
   Term Loan
      09-02-11                                      7.36         1,365,381              1,367,088
Restaurant Company
   Tranche B Term Loan
      05-03-13                                8.11-10.00           995,000                993,060
Sturm Food
   2nd Lien Term Loan
      07-31-14                                     11.36         2,450,000(b)           2,480,625
Sturm Food
   Term Loan
      01-31-14                                      7.86         2,675,000(b)           2,693,404
THL Food Products
   Term Loan
      11-21-10                                      7.35         1,448,629              1,455,423
United Agricultural Products
   Term Loan
      06-01-12                                      7.36         1,019,875              1,021,150
William Bolthouse Farms
   Tranche B Term Loan
      12-02-12                                      7.63           495,000                497,787
                                                                                      -----------
Total                                                                                  24,902,509
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
GAMING (2.3%)
BLB Worldwide Holdings
   1st Lien Term Loan
      07-18-11                                 7.83-7.95%       $2,482,396            $ 2,513,425
CCM Merger
   Tranche B Term Loan
      10-19-12                                 7.35-7.37         1,195,495              1,198,855
Greenwood Racing
   Tranche B Term Loan
      11-28-11                                      7.60         1,025,000              1,032,688
Herbst Gaming
   Term Loan
      01-03-14                                 7.24-7.25           800,000                805,248
      01-03-14                                      7.25           400,000(b,j)           400,752
MGM Holdings II
   Tranche A Term Loan
      04-08-11                                      7.26         1,903,571              1,901,192
Penn Natl Gaming
   Tranche A Term Loan
      10-03-13                                 6.88-6.90           558,140                559,395
Penn Natl Gaming
   Tranche B Term Loan
      10-03-12                                 7.11-7.15           494,987                497,462
Pinnacle Entertainment
   Tranche B Term Loan
      12-14-11                                      7.32           500,000                503,125
Tropicana
   Term Loan
      01-04-12                                      7.86           850,000                859,860
Venetian Casino Resort
   Term Loan
      06-15-11                                      7.12           170,940                172,116
Venetian Casino Resort
   Tranche B Term Loan
      06-15-11                                      7.12           829,060                832,973
Venetian Macao
   Tranche B Term Loan
      05-23-13                                      8.02         1,250,000              1,261,913
                                                                                      -----------
Total                                                                                  12,539,004
-------------------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
GAS PIPELINES (1.0%)
CGG - Compagnie
   Term Loan
      01-12-14                                      7.36%       $1,350,000(c)         $ 1,360,125
Coffeyville Resources
   Letter of Credit
      12-28-10                                      2.25           133,784                134,564
Coffeyville Resources
   Tranche D Term Loan
      12-28-13                                      8.36           691,216                695,246
El Paso
   Letter of Credit
      07-31-11                                      5.22           475,000                476,558
EPCO Holdings
   Tranche A Term Loan
      08-18-08                                 7.07-7.15           916,902                917,480
EPCO Holdings
   Tranche C Term Loan
      08-18-10                                      7.36         1,777,150              1,787,937
Regency Gas Services LLC
   Tranche B1 Term Loan
      08-16-13                                      7.86            79,167                 79,529
                                                                                      -----------
Total                                                                                   5,451,439
-------------------------------------------------------------------------------------------------

HEALTH CARE (6.0%)
AGA Medical
   Tranche B Term Loan
      04-28-13                                 7.35-7.37         2,087,745              2,086,450
AMN Healthcare Services
   Term Loan
      11-02-11                                      7.11           986,820                989,287
CHG Healthcare Services
   Letter of Credit
      12-20-13                                      8.07           155,000                156,356
CHG Healthcare Services
   Tranche B Term Loan
      12-20-13                                      8.07           620,000                625,425
CHG Healthcare Services
   Tranche C Term Loan
      12-20-12                                     11.06           525,000                532,875
Community Health System
   Term Loan
      08-19-11                                      7.11           199,500                199,785

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 19

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
HEALTH CARE (CONT.)
Community Health Systems
   Term Loan
      08-19-11                                      7.12%       $2,475,197            $ 2,478,736
DaVita
   Tranche B Term Loan
      10-05-12                                 7.32-7.69         1,540,190              1,550,709
DJ Orthopedics LLC
   Tranche B Term Loan
      04-07-13                                      6.88           935,000                936,169
Emdeon Business Services
   2nd Lien Term Loan
      05-16-14                                     10.37           975,000                987,802
Emdeon Business Services
   Tranche B 1st Lien Term Loan
      11-16-13                                      7.87         1,862,583              1,871,113
Encore Medical Finance
   Tranche B Term Loan
      11-03-13                                      7.87           723,188                724,091
Hanger Orthopedics Group
   Tranche B Term Loan
      09-30-09                                      7.87         1,243,758              1,249,454
HCA
   Tranche B Term Loan
      11-17-13                                      8.11         3,550,000              3,583,549
Healthcare Partners LLC
   Tranche B Term Loan
      10-31-13                                      7.35           800,000                801,256
IASIS Healthcare
   Tranche B Term Loan
      06-30-11                                 7.57-7.61         1,696,480              1,713,801
Kyphon
   Tranche B Term Loan
      01-17-14                                      7.57         1,675,000              1,675,000
LifePoint Hospitals
   Tranche B Term Loan
      04-15-12                                      6.98         2,000,000              1,997,500
Matria Healthcare
   Tranche B Term Loan
      01-19-12                                 7.36-7.37           272,244                273,265
Matria Healthcare
   Tranche B2 Term Loan
      01-19-12                                      7.36           548,625                550,682

SENIOR LOANS (CONTINUED)

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
HEALTH CARE (CONT.)
Natl Mentor Holding
   Letter of Credit
      06-29-13                                      5.32%       $  579,665            $   580,389
Natl Mentor Holding
   Letter of Credit
      06-29-13                                 7.86-7.87         4,195,181              4,210,914
Select Medical
   Tranche B Term Loan
      02-24-12                                 7.11-9.00         1,243,671              1,234,480
Skilled Healthcare
   Tranche B 1st Lien Term Loan
      06-15-12                                      8.10           395,980                397,960
Stiefel Laboratories
   Term Loan
      12-28-07                                      7.61           580,778                586,586
Stiefel Laboratories
   Tranche DD Term Loan
      12-28-13                                      7.61           444,222(b,j)           447,553
Vanguard Health Systems
   Term Loan
      09-23-11                                      7.61           396,015                397,750
                                                                                      -----------
Total                                                                                  32,838,937
-------------------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.4%)
Mattamy Funding Partnership
   Tranche B Term Loan
      04-11-13                                      7.63           995,000                998,731
Rhodes Ranch
   1st Lien Term Loan
      11-21-10                                      8.61           448,718                446,847
Standard-Pacific
   Tranche B Term Loan
      05-05-13                                      6.87           950,000                945,250
                                                                                      -----------
Total                                                                                   2,390,828
-------------------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.5%)
LSP Kendall Energy
   Tranche B Term Loan
      10-07-13                                      7.36           477,085                475,296
NewPark Resources
   Tranche B Term Loan
      08-18-11                                      8.37         1,571,063              1,582,846

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

20 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
INDEPENDENT ENERGY (CONT.)
Riverside Energy Center
   Term Loan
      06-24-11                                      9.61%       $  278,905            $   284,483
Rocky Mountain Energy Center
   Term Loan
      06-24-11                                      9.61           177,579                181,130
Rocky Mountain Energy Center
   Tranche D Term Loan
      06-24-11                                      5.39            22,441                 22,833
W&T Offshore
   Tranche B Term Loan
      07-01-10                                      7.52           425,000                427,125
                                                                                      -----------
Total                                                                                   2,973,713
-------------------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.3%)
Alon USA
   Term Loan
      06-30-13                                 7.57-7.68         1,492,500              1,498,097
-------------------------------------------------------------------------------------------------

LIFE INSURANCE (0.3%)
Conseco
   Tranche B Term Loan
      10-10-13                                      7.32         1,496,250              1,502,489
-------------------------------------------------------------------------------------------------

MEDIA CABLE (3.9%)
Cebridge
   Tranche B Term Loan
      11-05-13                                      7.61           850,000                854,845
Charter Communications
   Tranche B Term Loan
      04-27-13                                      7.99         1,948,731              1,963,347
CSC Holdings
   Tranche B Term Loan
      03-29-13                                 7.11-7.12         4,501,037              4,511,211
Direct TV Holdings
   Tranche B Term Loan
      04-13-13                                      6.82         1,375,817              1,380,123
Hallmark Entertainment
   1st Lien Tranche B Term Loan
      01-12-12                                      8.61         1,000,000              1,000,000
Insight Midwest
   Tranche B Term Loan
      04-16-14                                      7.61         1,457,228              1,468,157

SENIOR LOANS (CONTINUED)

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
MEDIA CABLE (CONT.)
MCC Iowa LLC
   Tranche D Term Loan
      01-31-15                                      6.91%       $1,000,000            $   997,190
Mediacom Illinois LLC
   Tranche C Term Loan
      01-31-15                                 7.12-7.27         1,000,000                999,060
MediaComm Illinois LLC
   Tranche A Term Loan
      09-30-12                                 6.86-6.87           538,330                528,909
NTL Telewest
   Term Loan
      01-10-12                                      7.36         1,500,000              1,506,690
Quebecor Media
   Tranche B Term Loan
      01-17-13                                      7.36         1,884,722(c)           1,894,145
Regent Communication
   Tranche B Term Loan
      11-21-13                                      7.87         1,475,000              1,484,219
UPC Financing Partnership
   Tranche J2 Term Loan
      03-29-13                                      7.37           887,500                890,828
UPC Financing Partnership
   Tranche K2 Term Loan
      12-31-13                                      7.37           887,500                890,455
Wave Division
   Term Loan
      06-30-14                                      9.50           172,500(b,j)           173,578
      06-30-14                                      9.50           577,500                581,109
                                                                                      -----------
Total                                                                                  21,123,866
-------------------------------------------------------------------------------------------------

MEDIA NON CABLE (7.2%)
American Media Operation
   Term Loan
      01-31-13                                      8.37           500,000                501,875
American Media Operations
   Tranche C Term Loan
      01-30-13                                      8.37         1,500,000              1,505,625
Barrington Broadcasting Group
   Tranche B Term Loan
      08-11-13                                      7.57         2,643,375              2,659,895
Black Press Group
   Tranche B1 Term Loan
      08-01-13                                      7.37           279,300                281,046

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 21

ISSUER                                           COUPON          PRINCIPAL               VALUE(a)
                                                  RATE            AMOUNT
MEDIA NON CABLE (CONT.)
Black Press Group
   Tranche B2 Term Loan
      08-01-13                                      7.37%       $  169,575            $   170,635
Cenveo
   Tranche B Term Loan
      06-21-13                                 7.36-7.37           995,000                997,488
CMP Susquehanna
   Term Loan
      05-05-13                                      7.17         1,918,571              1,929,603
Cumulus Media
   Tranche B Term Loan
      06-07-13                                 7.32-7.37         1,243,750              1,249,347
Dex Media West LLC
   Tranche B Term Loan
      03-09-10                                 6.82-6.87           892,607                891,491
Emmis Operating
   Tranche B Term Loan
      11-02-13                                      7.32           725,000                729,249
Gate House Media
   1st Lien Term Loan
      12-06-13                                      7.57         1,468,421              1,471,182
Gray Television
   Tranche B Term Loan
      11-22-12                                      6.85         1,204,537              1,203,935
Gray Television
   Tranche B1 Term Loan
      05-22-13                                      6.85           744,361                744,361
Idearc
   Tranche B Term Loan
      11-17-14                                      7.33         2,650,000              2,670,351
Intelsat
   Term Loan
      02-02-14                                      7.86         1,175,000(b,c)         1,183,084
Media News Group
   Tranche C Term Loan
      06-27-13                                      7.07           447,750                448,310
New Publishing
   Tranche B Term Loan
      08-05-12                                      8.39         2,264,018              2,268,273
NextMedia
   2nd Lien Term Loan
      11-15-13                                      9.82           500,000                502,500

SENIOR LOANS (CONTINUED)

ISSUER                                           COUPON         PRINCIPAL                VALUE(a)
                                                  RATE           AMOUNT
MEDIA NON CABLE (CONT.)
NextMedia
   Term Loan
      11-15-12                                      7.32%       $  150,297            $   149,545
      11-15-12                                      7.32           338,168                337,536
Nielsen Finance VNU
   Tranche B Term Loan
      08-09-13                                      8.13         2,468,813              2,487,328
Panamsat
   Tranche B Term Loan
      02-06-14                                      7.86         2,054,850              2,071,803
Philadelphia Newspapers LLC
   Tranche B Term Loan
      06-29-13                                      8.12         2,739,991              2,746,840
Revolution Studios
   2nd Lien Term Loan
      06-21-15                                     12.35           525,000                527,625
Revolution Studios
   Tranche B Term Loan
      12-21-14                                      9.10         1,400,000              1,407,000
RH Donnelly
   Tranche B2 Term Loan
      06-30-11                                 6.85-6.87           961,147                960,013
Riverdeep Inter Learning
   Term Loan
      12-20-13                                      8.09         1,200,000              1,211,100
Spanish Broadcasting System
   Tranche B 1st Lien Term Loan
      06-11-12                                      7.12         1,482,326              1,483,260
Van Wagner
   Term Loan
      07-28-13                                      8.47         1,000,000(b,j)         1,000,000
Wenner Media LLC
   Tranche B Term Loan
      10-02-13                                      7.11         1,995,000              2,004,975
Yell Finance
   Tranche B Term Loan
      10-29-12                                      7.32         1,575,000              1,585,537
                                                                                      -----------
Total                                                                                  39,380,812
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

22 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

ISSUER                                          COUPON         PRINCIPAL                 VALUE(a)
                                                 RATE           AMOUNT
METALS (1.2%)
Aleris Intl
   Term Loan
      12-19-13                                      7.75%      $ 1,200,000            $ 1,210,500
Jarden
   Tranche B1 Term Loan
      01-24-12                                      7.36         1,321,138              1,322,578
Mueller Group
   Tranche B Term Loan
      10-03-12                                 7.36-7.37         3,482,144              3,499,137
N.E.W. Holdings I LLC
   2nd Lien Term Loan
      02-28-14                               12.35-12.37           600,000                604,128
                                                                                      -----------
Total                                                                                   6,636,343
-------------------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.9%)
Chart Holdings
   1st Lien Term Loan
      10-17-12                                 7.38-7.44           927,894                932,533
DHS Drilling
   Term Loan
      05-04-12                                 8.33-8.37           250,000(b)             249,375
      05-04-12                                      1.00           746,000(j)             744,135
Dresser
   Term Loan
      10-31-13                                      8.13         1,033,917              1,040,700
Forest Alaska
   1st Lien Term Loan
      12-08-12                                      8.85         1,750,000              1,758,750
Key Energy Group
   Tranche B Term Loan
      06-30-12                                 7.82-7.87         3,025,675              3,044,584
Niska Gas Storage US
   Term Loan
      05-12-13                                 7.10-7.17            94,739                 94,739

SENIOR LOANS (CONTINUED)

ISSUER                                          COUPON         PRINCIPAL                 VALUE(a)
                                                 RATE           AMOUNT
OIL FIELD SERVICES (CONT.)
Niska Gas Storage
   Term Loan
      05-12-13                                      7.10%      $    87,910            $    88,020
      05-12-13                                 7.07-7.10           496,420                497,041
      05-12-13                                 7.10-7.17            63,477                 63,359
Venoco
   2nd Lien Term Loan
      04-28-11                                      9.88         2,000,000              2,018,760
                                                                                      -----------
Total                                                                                  10,531,996
-------------------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.0%)
Ameritrade Holding
   Tranche B Term Loan
      12-31-12                                      6.82           888,409                890,168
JG Wentworth
   Tranche B Term Loan
      04-12-11                                      8.86         1,000,000              1,013,750
Nasdaq Stock Market
   Tranche B Term Loan
      04-18-12                                 7.07-7.11         2,087,030              2,089,837
Nasdaq Stock Market
   Tranche C Term Loan
      04-18-12                                 7.07-7.11           183,448                183,907
Risk Metrics
   2nd Lien Term Loan
      07-11-14                                     10.82           250,000                255,313
Risk Metrics
   Tranche B Term Loan
      01-11-14                                      7.57         1,050,000              1,057,875
                                                                                      -----------
Total                                                                                   5,490,850
-------------------------------------------------------------------------------------------------

OTHER INDUSTRY (1.0%)
Alliance Laundry
   Term Loan
      01-27-12                                 7.57-7.60         3,017,746              3,044,152
Dresser-Rand Group
   Tranche B Term Loan
      10-29-11                                      7.32           160,553                161,557

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 23

ISSUER                                          COUPON         PRINCIPAL                 VALUE(a)
                                                 RATE            AMOUNT
OTHER INDUSTRY (CONT.)
Education Mgmt LLC
   Tranche B Term Loan
      06-01-13                                      7.88%      $   820,875            $   827,852
Mosaic
   Tranche B Term Loan
      12-01-13                                      7.11         1,475,000              1,482,832
                                                                                      -----------
Total                                                                                   5,516,393
-------------------------------------------------------------------------------------------------

OTHER UTILITY (0.3%)
BRSP LLC
   Term Loan
      07-13-09                                      8.37         1,450,000              1,459,063
-------------------------------------------------------------------------------------------------

PACKAGING (2.5%)
Berry Plastics
   Term Loan
      09-20-13                                 7.10-7.11         1,047,375              1,051,627
Bluegrass Container
   2nd Lien Term Loan
      12-30-13                                     10.48           378,788                383,996
Bluegrass Container
   Delayed Draw 2nd Lien Term Loan
      12-30-13                                     10.49           121,212                123,636
Bluegrass Container
   Tranche B Delayed Draw Term Loan
      06-30-13                                      7.64           114,576                115,435
Bluegrass Container
   Tranche B Term Loan
      06-30-13                                      7.73         1,377,924              1,388,259
Bway
   Tranche B Term Loan
      07-17-13                                      7.19         1,115,132              1,116,525
Crown Americas LLC
   Tranche B Term Loan
      11-15-12                                      7.12           495,000                495,619
Crown Americas
   Tranche B Term Loan
      11-15-12                                      7.12           198,000                198,248
Graham Packaging LP
   Tranche B Term Loan
      10-07-11                                      7.63           833,867                839,429
Graham Packaging
   Tranche B Term Loan
      10-07-11                                 7.63-7.69         1,156,076              1,163,787

SENIOR LOANS (CONTINUED)

ISSUER                                          COUPON         PRINCIPAL                 VALUE(a)
                                                 RATE            AMOUNT
PACKAGING (CONT.)
Graham Packaging
   Tranche C 2nd Lien Term Loan
      04-07-12                                      9.63%      $ 1,357,143            $ 1,367,321
Graphic Packaging Intl
   Tranche B Term Loan
      08-08-10                                 7.86-7.87         2,187,490              2,211,422
Solo Cup
   2nd Lien Term Loan
      02-27-12                                     11.62         2,000,000              2,045,000
Solo Cup
   Tranche B Term Loan
      02-27-11                                      8.82           498,718                504,952
White Birch
   1st Lien Term Loan
      04-08-12                                      8.62           494,971                502,188
                                                                                      -----------
Total                                                                                  13,507,444
-------------------------------------------------------------------------------------------------

PAPER (1.3%)
Boise Cascade LLC
   Tranche D Term Loan
      10-28-11                                 7.09-7.13           830,830                834,336
Georgia-Pacific
   Tranche B2 Term Loan
      12-29-12                                      7.11         2,150,000              2,162,104
NewPage
   Tranche B 1st Lien Term Loan
      05-02-11                                 8.33-8.36         1,172,269              1,183,992
Smurfit Stone Container
   Term Loan
      11-01-10                                      5.22         1,493,200              1,506,265
Smurfit Stone Container
   Tranche C1 Term Loan
      11-01-11                                      7.63           789,455                797,350
Smurfit-Stone Container
   Tranche B Term Loan
      11-01-11                                      7.63           269,852                272,257
Smurfit-Stone Container
   Tranche C Term Loan
      11-01-11                                      7.63           248,042                250,369
                                                                                      -----------
Total                                                                                   7,006,673
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

24 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

ISSUER                                          COUPON          PRINCIPAL                VALUE(a)
                                                 RATE            AMOUNT
PROPERTY & CASUALTY (0.3%)
USI Holdings
   Tranche B Term Loan
      03-24-11                                 7.61-7.69%      $ 1,795,990            $ 1,795,990
-------------------------------------------------------------------------------------------------

RAILROADS (0.1%)
Kansas City Southern Railway
   Tranche B Term Loan
      04-28-13                                 7.07-7.11           454,495                454,873
-------------------------------------------------------------------------------------------------

REITS (0.8%)
Capital Automotive REIT
   Tranche B Term Loan
      12-16-10                                      7.08         2,190,622              2,207,731
Landsource Communities Development
   Tranche B Term Loan
      03-31-10                                      7.88         2,000,000              1,995,000
                                                                                      -----------
Total                                                                                   4,202,731
-------------------------------------------------------------------------------------------------

RESTAURANTS (1.8%)
Arby's Restaurant Group
   Term Loan
      07-25-12                                 7.60-7.63           922,958                930,074
Buffets
   Letter of Credit
      11-01-13                                      5.27           233,333                234,208
Buffets
   Term Loan
      11-01-13                                      8.36         1,766,667              1,773,292
Burger King
   Tranche B1 Term Loan
      06-30-12                                      6.88         1,131,280              1,131,993
Denny's
   Letter of Credit
      06-15-12                                      7.63           193,333                194,783
Denny's
   Tranche B Term Loan
      06-15-12                                 7.57-7.63         1,183,492              1,192,368
Dominos
   Tranche B Term Loan
      06-25-10                                      6.88         2,981,030              2,977,304

SENIOR LOANS (CONTINUED)

ISSUER                                          COUPON        PRINCIPAL                  VALUE(a)
                                                 RATE           AMOUNT
RESTAURANTS (CONT.)
El Pollo Loco
   Term Loan
      11-18-11                                      8.37%      $   495,000            $   496,549
Sbarro
   Tranche B Term Loan
      01-31-14                                      7.86           800,000(b)             804,000
                                                                                      -----------
Total                                                                                   9,734,571
-------------------------------------------------------------------------------------------------

RETAILERS (4.9%)
Buhrmann U.S.
   Tranche D1 Term Loan
      12-30-10                                 7.11-7.12           992,366                996,088
CSK Auto
   Term Loan
      08-04-12                                      8.38           523,688                527,615
David's Bridal
   Tranche B Term Loan
      01-31-14                                      7.36         1,850,000(b)           1,852,313
General Nutrition Center
   Tranche B Term Loan
      12-05-09                                      8.07            97,000                 97,485
Jean Coutu
   Tranche B Term Loan
      07-30-11                                      7.88         2,513,420(b,c)         2,515,883
      07-30-11                                      7.94         2,596,295(c)           2,598,839
Michaels Stores
   Tranche B Term Loan
      10-31-13                                      8.13         5,274,281              5,313,312
Neiman Marcus
   1st Lien Term Loan
      04-04-13                                      7.60         1,722,667              1,739,566
Niagara Acquisition
   Tranche B Term Loan
      02-11-12                                      6.92           494,962                496,610
Orchard Supply Hardware
   Tranche B Term Loan
      12-21-13                                      8.10         1,800,000              1,818,000
Pep Boys-Manny Moe & Jack
   Tranche B Term Loan
      10-27-13                                      8.12           775,000                783,238
Petco Animal Supplies
   Term Loan
      10-26-13                                      8.10         1,800,000              1,816,128

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 25

ISSUER                                          COUPON         PRINCIPAL                 VALUE(a)
                                                 RATE            AMOUNT
RETAILERS (CONT.)
Rent-A-Center
   Tranche B Term Loan
      10-27-12                                 7.11-7.13%      $   773,058            $   774,217
Sally Holdings LLC
   Tranche A Term Loan
      11-16-12                                      7.87         2,892,750              2,915,805
Sports Authority
   Tranche B Term Loan
      05-03-13                                      7.61         2,238,750              2,240,160
The Pantry
   Tranche B Term Loan
      01-02-12                                      7.07           496,241                496,241
                                                                                      -----------
Total                                                                                  26,981,500
-------------------------------------------------------------------------------------------------

SUPERMARKETS (0.3%)
Supervalu
   Tranche B Term Loan
      06-02-12                                      7.10         1,693,487              1,701,684
-------------------------------------------------------------------------------------------------

TECHNOLOGY (3.5%)
Acxiom
   Tranche B Term Loan
      09-15-12                                 7.07-7.11           648,375                651,617
Advanced Micro Devices
   Tranche B Term Loan
      12-31-13                                      7.62         1,573,527              1,585,627
Affiliated Computer Services
   Tranche B Term Loan
      03-20-13                                      7.35           891,000                895,615
Asurion
   1st Lien Term Loan
      07-13-12                                      8.32           624,249                628,931
Asurion
   2nd Lien Term Loan
      02-18-13                                     11.57         1,200,000              1,224,000
Freescale Semiconductor
   Tranche B Term Loan
      12-01-13                                      7.37         2,725,000              2,742,031
Infor Global Solutions
   1st Lien Term Loan
      07-28-12                                      9.12           655,500                660,279
Infor Global Solutions
   Delayed Draw 1st Lien Term Loan
      07-28-12                                      9.12           342,000                344,565

SENIOR LOANS (CONTINUED)

ISSUER                                          COUPON         PRINCIPAL                 VALUE(a)
                                                 RATE            AMOUNT
TECHNOLOGY (CONT.)
Info-USA
   Tranche B Term Loan
      02-14-12                                      7.12%      $ 1,475,050            $ 1,475,050
Open Solutions
   Tranche B Term Loan
      01-23-14                                      7.49         1,850,000(b)           1,861,563
Reynolds & Reynolds
   1st Lien Term Loan
      10-25-12                                      7.85         1,221,938              1,230,882
Sanmina
   Tranche B Term Loan
      01-31-08                                      7.88         1,100,000              1,103,443
Semiconductor
   Tranche H Term Loan
      12-15-11                                      7.58           658,380                661,125
Sensata Technologies
   Term Loan
      04-27-13                                 7.09-7.11         1,493,747              1,487,891
Solar Capital
   Term Loan
      02-11-13                                      7.88         1,291,934              1,303,019
Verifone
   Tranche B Term Loan
      10-28-13                                 7.10-7.12         1,100,000              1,101,144
                                                                                      -----------
Total                                                                                  18,956,782
-------------------------------------------------------------------------------------------------

TEXTILE (0.9%)
Hanesbrands
   Tranche B Term Loan
      09-05-13
                                               7.57-7.61         2,199,420              2,223,481
St John Knits
   Tranche B Term Loan
      03-23-12                                      9.38         1,018,494              1,021,040
William Carter
   Term Loan
      07-14-12
                                               6.86-6.88         1,928,097              1,929,312
                                                                                      -----------
Total                                                                                   5,173,833
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

26 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

ISSUER                                          COUPON         PRINCIPAL                 VALUE(a)
                                                 RATE            AMOUNT
TOBACCO (0.7%)
Alliance One Intl
   Tranche B Term Loan
      05-13-10                                      8.82%      $ 1,508,144           $  1,524,175
Commonwealth Brands
   Tranche B Term Loan
      12-15-12                                      7.63           999,068              1,007,061
Reynolds American
   Term Loan
      05-31-12
                                               7.10-7.19         1,019,875              1,026,892
                                                                                     ------------
Total                                                                                   3,558,128
-------------------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.5%)
Hertz
   Letter of Credit
      12-21-12                                      5.37           223,009                224,323
Hertz
   Letter of Credit
      12-21-12                                 7.32-7.37         1,767,410              1,779,004
Vanguard Car Rental
   Tranche B Term Loan
      06-14-13                                 8.32-8.36           745,000                750,744
                                                                                     ------------
Total                                                                                   2,754,071
-------------------------------------------------------------------------------------------------

WIRELESS (1.7%)
Centennial Cellular Operating LLC
   Tranche C Term Loan
      02-09-11                                 7.61-7.62         1,423,594              1,432,847
Consolidated Communications
   Tranche D Term Loan
      10-14-11                                 7.36-7.37         1,506,625              1,516,041
Cricket Communications
   Tranche B Term Loan
      06-16-13                                      8.11         1,492,500              1,504,933
Hawaiian Telcom Communication
   Tranche B Term Loan
      10-31-12                                      7.62         1,993,314              1,993,632
Ntelos
   1st Lien Tranche B Term Loan
      08-24-11                                      7.57         1,797,178              1,805,715

SENIOR LOANS (CONTINUED)

ISSUER                                          COUPON         PRINCIPAL                 VALUE(a)
                                                 RATE            AMOUNT
WIRELESS (CONT.)
Paetec Communications
   2nd Lien Term Loan
      06-12-13                                     12.88%      $ 1,000,000           $  1,018,750
                                                                                     ------------
Total                                                                                   9,271,918
-------------------------------------------------------------------------------------------------

WIRELINES (2.7%)
Alaska Communications
   Term Loan
      02-01-12                                      7.11           980,000                981,842
Cincinnati Bell
   Tranche B Term Loan
      08-31-12                                 6.83-7.03         1,987,425              1,987,425
Iowa Telecommunications
   Tranche B Term Loan
      11-23-11                                 7.08-7.12         2,000,000              2,007,920
Level 3 Communications
   Term Loan
      12-01-11                                      8.37         4,000,000              4,039,999
Madison River Capital LLC
   Tranche B1 Term Loan
      07-29-12                                      7.61         2,485,714              2,488,051
Time Warner Telecom
   Tranche B Term Loan
      01-07-13                                      7.57         1,625,000              1,637,188
Windstream
   Tranche B Term Loan
      07-17-13                                      7.11         1,500,000              1,511,670
                                                                                     ------------
Total                                                                                  14,654,095
-------------------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $469,759,203)                                                                 $471,008,835
-------------------------------------------------------------------------------------------------

BONDS (10.7%)

ISSUER                                           COUPON        PRINCIPAL                 VALUE(a)
                                                  RATE           AMOUNT
ASSET-BACKED (0.3%)
Citibank Credit Card Issuance Trust
   Series 2006-B1 Cl B1
      03-07-11                                      5.43%      $   250,000(h)         $   250,156
Countrywide Asset-backed Ctfs
   Series 2006-4 Cl 1A1M
      07-25-36                                      5.58           177,833(h)             178,032

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 27

ISSUER                                            COUPON       PRINCIPAL                 VALUE(a)
                                                   RATE          AMOUNT
ASSET-BACKED (CONT.)
Countrywide Home Equity Loan Trust
   Series 2005-M Cl A2 (MBIA)
      02-15-36                                      5.44%      $   708,256(h)         $   708,478
Providian Gateway Master Trust
   Series 2004-AA Cl C
      03-15-11                                      6.22           230,000(d,h)           230,216
                                                                                      -----------
Total                                                                                   1,366,882
-------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (--%)(f)
Banc of America Large Loan
   Series 2006-LAQ Cl F
      02-09-21                                      5.76           243,726(d,h)           244,272
-------------------------------------------------------------------------------------------------

MORTGAGE-BACKED (1.5%)(f)
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
      09-25-46                                      5.55         1,377,766(e)           1,372,151
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-3 Cl 3A2
      10-25-46                                      5.32         1,309,408(e)           1,312,941
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
      07-25-46                                      5.55           954,207(h)             956,568
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
      04-25-46                                      5.62           446,939(e)             447,146
Deutsche Bank Alternative Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl A3
      02-25-37                                      5.41         1,928,380(h)           1,929,478
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
      01-19-36                                      5.66           746,646(e)             747,488
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-12 Cl 2A11
      12-19-36                                      5.41         1,479,755(e)           1,478,673
                                                                                      -----------
Total                                                                                   8,244,445
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE         AMOUNT
AUTOMOTIVE (0.5%)
Ford Motor Credit
      04-15-12                                      9.81%      $ 1,000,000(h)         $ 1,084,143
Goodyear Tire & Rubber
   Sr Nts
      12-01-09                                      9.14         1,900,000(d,h)         1,914,250
                                                                                      -----------
Total                                                                                   2,998,393
-------------------------------------------------------------------------------------------------

BUILDING MATERIALS (0.1%)
Ainsworth Lumber
      04-01-13                                      9.36           500,000(c,h)           380,000
-------------------------------------------------------------------------------------------------

CHEMICALS (0.4%)
Hexion US Finance/Nova Scotia
   Secured
      11-15-14                                      9.87         2,000,000(d,h)         2,040,000
-------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.4%)
ESCO
   Sr Nts
      12-15-13                                      9.24         2,000,000(d,h)         2,045,000
RBS Global & Rexnord
   Sr Nts
      08-01-16                                      8.88           135,000(b,d)           135,000
                                                                                      -----------
Total                                                                                   2,180,000
-------------------------------------------------------------------------------------------------

ENTERTAINMENT (0.4%)
AMC Entertainment
      08-15-10                                      9.62         1,000,000(h)           1,032,500
AMC Entertainment
   Sr Sub Nts
      02-01-11                                      9.50           375,000                375,938
Universal City Florida Holdings I/II
   Sr Nts
      05-01-10                                     10.12         1,000,000(h)           1,032,500
                                                                                      -----------
Total                                                                                   2,440,938
-------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.1%)
Aramark
   Sr Nts
      02-01-15                                      8.86           560,000(d,h)           571,200
-------------------------------------------------------------------------------------------------

GAMING (0.6%)
Snoqualmie Entertainment Authority
   Sr Nts
      02-01-14                                      9.15         3,000,000(d,h)         3,018,750

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

28 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE         AMOUNT
GAMING (CONT.)
Wheeling Island Gaming
      12-15-09                                     10.13%      $   250,000            $   254,063
                                                                                      -----------
Total                                                                                   3,272,813
-------------------------------------------------------------------------------------------------

HEALTH CARE (1.0%)
Healthsouth
   Sr Nts
      06-15-14                                     11.35         1,125,000(d,h)         1,248,750
Select Medical
   Sr Unsecured
      09-15-15                                     11.18         1,000,000(h)             920,000
US Oncology Holdings
   Sr Nts
      03-15-15                                     10.68         3,000,000(h)           3,052,500
                                                                                      -----------
Total                                                                                   5,221,250
-------------------------------------------------------------------------------------------------

LODGING (0.4%)
Felcor Lodging LP
   Secured
      12-01-11                                      7.28         2,000,000(d,h)         2,015,000
-------------------------------------------------------------------------------------------------

MEDIA CABLE (0.2%)
CCO Holdings LLC/Capital
   Sr Nts
      12-15-10                                      9.49         1,000,000(h)           1,020,000
-------------------------------------------------------------------------------------------------

MEDIA NON CABLE (0.8%)
Intelsat Bermuda
   Sr Unsecured
      01-15-15                                      8.87         1,940,000(c,d,h)       1,973,464
Intelsat Subsidiary Holding
      01-15-12                                     10.25         1,500,000(c,h)         1,515,000
Primedia
   Sr Nts
      05-15-10                                     10.75           750,000(h)             779,063
                                                                                      -----------
Total                                                                                   4,267,527
-------------------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.5%)
Parker Drilling
   Sr Nts
      09-01-10                                     10.12         2,666,000(h)           2,719,320
-------------------------------------------------------------------------------------------------

PACKAGING (0.5%)
Berry Plastics Holding
   Secured
      09-15-14                                      9.24         2,480,000(d,h)         2,548,200
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                 VALUE(a)
                                                    RATE         AMOUNT
PAPER (0.7%)
Boise Cascade LLC
      10-15-12                                      8.24%      $   250,000(h)         $   251,250
NewPage
   Secured
      05-01-12                                     11.62           250,000(h)             273,750
Verso Paper Holdings LLC
   Secured
      08-01-14                                      9.12         3,000,000(d,h)         3,063,750
                                                                                      -----------
Total                                                                                   3,588,750
-------------------------------------------------------------------------------------------------

RETAILERS (0.2%)
Michaels Stores
   Sr Sub Nts
      11-01-16                                     11.38           910,000(d)             978,250
United Auto Group
      03-15-12                                      9.63           250,000                262,500
                                                                                      -----------
Total                                                                                   1,240,750
-------------------------------------------------------------------------------------------------

TECHNOLOGY (1.2%)
NXP Funding LLC
   Secured
      10-15-13                                      8.11         3,495,000(c,d,h)       3,560,531
Sungard Data Systems
      08-15-13                                      9.97         3,000,000(h)           3,127,500
                                                                                      -----------
Total                                                                                   6,688,031
-------------------------------------------------------------------------------------------------

TEXTILE (0.3%)
Levi Strauss & Co
   Sr Unsub
      04-01-12                                     10.11         1,500,000(h)           1,537,500
-------------------------------------------------------------------------------------------------

WIRELESS (0.2%)
Centennial Communications
   Sr Nts
      01-01-13                                     11.11         1,000,000(h)           1,057,500
-------------------------------------------------------------------------------------------------

WIRELINES (0.5%)
Level 3 Financing
      03-15-11                                     11.80         1,000,000(h)           1,060,000
Qwest Communications Intl
      02-15-09                                      8.87         1,750,000(h)           1,771,875
                                                                                      -----------
Total                                                                                   2,831,875
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $58,009,257)                                                                   $58,474,646
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 29

MONEY MARKET FUND (5.7%)

                                                       SHARES           VALUE(a)
RiverSource Short-Term
   Cash Fund                                        31,388,248(g)   $ 31,388,248
--------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $31,388,248)                                                 $ 31,388,248
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $559,156,708)(l)                                             $560,871,729
================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Jan. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $26,870,261.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2007, the value of foreign securities represented 5.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2007, the value of these securities amounted to $25,586,633 or 4.7% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)   Affiliated Money Market Fund -- See Note 5 to the financial statements.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007.

(i) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.



------------------------------------------------------------------------------

30 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(j) At Jan. 31, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrow draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. At Jan. 31, 2007 these rates range from 7.24-9.11%.

      DHS Drilling                                                 $  250,000
      Herbst Gaming                                                   400,000
      Lucite Intl                                                     324,427
      Metaldyne                                                        73,317
      Stiefel Laboratories                                            444,222
      Van Wagner                                                    1,000,000
      Wave Division                                                   172,500
      ------------------------------------------------------------------------
      Total                                                        $2,591,149
      ------------------------------------------------------------------------

(k) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.

(l) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $559,157,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $2,369,000
      Unrealized depreciation                                        (654,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $1,715,000
      ------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's
      Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330);
      and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form
      N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 31

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JAN. 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $527,768,460)                                    $529,483,481
   Affiliated money market fund (identified cost $31,388,248) (Note 5)                      31,388,248
-------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $559,156,708)                             560,871,729
Cash in bank on demand deposit                                                               1,723,894
Capital shares receivable                                                                    1,178,897
Accrued interest receivable                                                                  4,721,731
Receivable for investment securities sold                                                    6,644,698
-------------------------------------------------------------------------------------------------------
Total assets                                                                               575,140,949
-------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                                              734,506
Capital shares payable                                                                          42,324
Payable for investment securities purchased                                                 28,075,961
Accrued investment management services fee                                                       9,088
Accrued distribution fee                                                                         3,799
Accrued transfer agency fee                                                                        154
Accrued administrative services fee                                                              1,037
Accrued plan administration services fee                                                             1
Other accrued expenses                                                                         105,887
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           28,972,757
-------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                        $546,168,192
=======================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                  $    542,076
Additional paid-in capital                                                                 544,614,875
Excess of distributions over net investment income                                            (746,823)
Accumulated net realized gain (loss)                                                            43,043
Unrealized appreciation (depreciation) on investments                                        1,715,021
-------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                  $546,168,192
=======================================================================================================
Net assets applicable to outstanding shares:              Class A                         $333,198,354
                                                          Class B                         $ 41,116,633
                                                          Class C                         $ 14,709,655
                                                          Class I                         $157,043,530
                                                          Class R4                        $     95,011
                                                          Class W                         $      5,009
Net asset value per share of outstanding capital stock:   Class A shares   33,066,486     $      10.08
                                                          Class B shares    4,080,415     $      10.08
                                                          Class C shares    1,459,683     $      10.08
                                                          Class I shares   15,591,069     $      10.07
                                                          Class R4 shares       9,431     $      10.07
                                                          Class W shares          497     $      10.08
-------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

32 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JAN. 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                                                  $16,035,968
Income distributions from affiliated money market fund (Note 5)                               520,329
------------------------------------------------------------------------------------------------------
Total income                                                                               16,556,297
------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                          1,316,488
Distribution fee
   Class A                                                                                    351,980
   Class B                                                                                    175,511
   Class C                                                                                     55,499
   Class W                                                                                          2
Transfer agency fee
   Class A                                                                                     99,087
   Class B                                                                                     13,887
   Class C                                                                                      4,093
   Class R4                                                                                        23
   Class W                                                                                          2
Service fee -- Class R4                                                                            27
Administrative services fees and expenses                                                     150,974
Plan administration services fee -- Class R4                                                       31
Compensation of board members                                                                   2,765
Custodian fees                                                                                 17,280
Printing and postage                                                                           21,240
Registration fees                                                                              73,449
Professional fees                                                                              24,405
Other                                                                                          13,456
------------------------------------------------------------------------------------------------------
Total expenses                                                                              2,320,199
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)           (87,765)
------------------------------------------------------------------------------------------------------
                                                                                            2,232,434
   Earnings and bank fee credits on cash balances (Note 2)                                    (15,829)
------------------------------------------------------------------------------------------------------
Total net expenses                                                                          2,216,605
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                            14,339,692
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) security transactions (Note 3)                                        43,300
Net change in unrealized appreciation (depreciation) on investments                         2,380,664
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                              2,423,964
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                           $16,763,656
======================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        JAN. 31, 2007       FOR THE PERIOD
                                                                      SIX MONTHS ENDED   FROM FEB. 16, 2006*
                                                                         (UNAUDITED)       TO JULY 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                           $ 14,339,692          $ 4,144,639
Net realized gain (loss) on investments                                         43,300              366,692
Net change in unrealized appreciation (depreciation) on investments          2,380,664             (644,402)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             16,763,656            3,866,929
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
     Class A                                                                (9,817,194)          (3,008,668)
     Class B                                                                (1,095,719)            (198,624)
     Class C                                                                  (344,191)             (49,254)
     Class I                                                                (3,833,754)            (916,149)
     Class R4                                                                   (2,790)                (725)
     Class W                                                                       (65)                 N/A
   Net realized gain
     Class A                                                                  (234,095)                  --
     Class B                                                                   (29,312)                  --
     Class C                                                                    (9,636)                  --
     Class I                                                                   (95,686)                  --
     Class R4                                                                      (61)                  --
     Class W                                                                        (4)                 N/A
------------------------------------------------------------------------------------------------------------
Total distributions                                                        (15,462,507)          (4,173,420)
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

34 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

                                                                       JAN. 31, 2007      FOR THE PERIOD
                                                                     SIX MONTHS ENDED   FROM FEB. 16, 2006*
                                                                        (UNAUDITED)      TO JULY 31, 2006
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                               $222,846,831          $199,674,006
   Class B shares                                                          23,867,492            25,505,651
   Class C shares                                                           9,264,514             6,268,117
   Class I shares                                                          95,582,022            59,632,340
   Class R4 shares                                                             53,150                28,910
   Class W shares                                                               5,000                   N/A
Reinvestment of distributions at net asset value
   Class A shares                                                           9,106,333             1,604,014
   Class B shares                                                             992,073               165,483
   Class C shares                                                             297,556                39,301
   Class I shares                                                           3,763,800               860,643
   Class R4 shares                                                              2,393                   424
Payments for redemptions
   Class A shares                                                         (88,230,713)          (62,483,526)
   Class B shares (Note 2)                                                 (6,554,841)           (2,929,107)
   Class C shares (Note 2)                                                 (1,132,922)              (59,307)
   Class I shares                                                          (1,605,878)           (1,454,550)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         268,256,810           226,852,399
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   269,557,959           226,545,908
Net assets at beginning of period (Note 1)                                276,610,233            50,064,325**
-------------------------------------------------------------------------------------------------------------
Net assets at end of period                                              $546,168,192          $276,610,233
=============================================================================================================
Undistributed (excess of distributions over) net investment income       $   (746,823)         $      7,198
-------------------------------------------------------------------------------------------------------------

 *    When shares became publicly available.

** Initial capital of $50,054,940 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operations of $9,385 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 35

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or be considered by the investment manager to be of comparable quality. On Feb. 9, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) invested $50,054,940* in the Fund (4,996,000 shares for Class A, 1,000 shares for Class B, 1,000 shares for Class C, 6,494** shares for Class I and 1,000 shares for Class R4), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on Feb. 16, 2006.

The Fund offers Class A, Class B, Class C and Class R4 shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Jan. 31, 2007, Ameriprise Financial and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. At Jan. 31, 2007, Ameriprise Financial owned 100% of Class W shares.

 *    Includes $54,940 invested by the RiverSource Income Builder Funds.

**    Includes 5,494 shares purchased by the RiverSource Income Builder Funds.


------------------------------------------------------------------------------

36 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

At Jan. 31, 2007, Ameriprise Financial and the affiliated funds-of-funds owned approximately 29% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. For senior loans, prices are obtained from an unaffiliated pricing service and are based upon the average of one or more indicative bids from brokers. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

INVESTMENTS IN LOANS

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 10% of its total assets, measured at the time of investment, in subordinated loans and up to 10% of its total assets, measured at the time of investment, in unsecured loans. At Jan. 31, 2007, the Fund had no outstanding subordinated or unsecured loans.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 37

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN
COMMITMENTS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2007, the Fund has entered into outstanding when-issued securities of $18,368,592 and other forward-commitments of $8,501,669.

The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying "Investments in securities." At Jan. 31, 2007 the Fund has entered into unfunded loan commitments of $2,591,149.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


------------------------------------------------------------------------------

38 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 39

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar period.


------------------------------------------------------------------------------

40 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. The Fund recognizes certain facility fees as income over the expected term of the loan. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.61% to 0.38% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.

Other expenses in the amount of $6,588 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 41

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $18.50 per shareholder account.

In addition, with the introduction of Class W shares, the Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.


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42 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

Sales charges received by the Distributor for distributing Fund shares were $641,983 for Class A, $19,373 for Class B and $5,934 for Class C for the six months ended Jan. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses to 1.03% for Class A, 1.79% for Class B, 1.78% for Class C, 0.71% for Class I, 0.88% for Class R4 and 1.15% for Class W. Of these waived fees and expenses, the transfer agency fees waived for Class R4 were $13 and the management fees waived at the Fund level were $87,752. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007, unless sooner terminated at the discretion of the Board, (excluding fees and expenses of acquired funds), such that net expenses will not exceed 1.06% for Class A, 1.82% for Class B, 1.82% for Class C, 0.71% for Class I, 0.90% for Class R4 and 1.21% for Class W of the Fund's average daily net assets.

During the six months ended Jan. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $15,829 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $403,231,110 and $147,218,218, respectively, for the six months ended Jan. 31, 2007. Realized gains and losses are determined on an identified cost basis.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 43

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        SIX MONTHS ENDED JAN. 31, 2007
                    CLASS A      CLASS B    CLASS C     CLASS I    CLASS R4(a)   CLASS W(b)
-------------------------------------------------------------------------------------------
Sold               22,160,022   2,373,424    921,234   9,508,779      5,287         497
Issued for
   reinvested
   distributions      905,844      98,691     29,597     374,672        238          --
Redeemed           (8,774,667)   (651,918)  (112,689)   (159,761)        --          --
-------------------------------------------------------------------------------------------
Net increase
   (decrease)      14,291,199   1,820,197    838,142   9,723,690      5,525         497
-------------------------------------------------------------------------------------------

                                      FEB. 16, 2006(c) TO JULY 31, 2006
                    CLASS A      CLASS B    CLASS C     CLASS I    CLASS R4(a)    CLASS W
-------------------------------------------------------------------------------------------
Sold               19,834,187   2,534,135    622,533   5,920,069      2,864         N/A
Issued for
   reinvested
   distributions      159,501      16,455      3,908      85,545         42         N/A
Redeemed           (6,214,401)   (291,372)    (5,900)   (144,729)        --         N/A
-------------------------------------------------------------------------------------------
Net increase
   (decrease)      13,779,287   2,259,218    620,541   5,860,885      2,906         N/A
-------------------------------------------------------------------------------------------

(a)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(b)   Inception date was Dec. 1, 2006.

(c)   When shares became publicly available.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the six months ended Jan. 31, 2007.


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44 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 45 complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

46 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                          2007(i)        2006(b)
Net asset value, beginning of period                                $10.05         $10.00
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .33            .25
Net gains (losses) (both realized and unrealized)                      .05            .06
---------------------------------------------------------------------------------------------
Total from investment operations                                       .38            .31
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.34)          (.26)
Distributions from realized gains                                     (.01)            --
---------------------------------------------------------------------------------------------
Total distributions                                                   (.35)          (.26)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.08         $10.05
---------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $  333         $  189
---------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)              1.03%(f)       1.00%(f)
---------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     6.63%(f)       6.05%(f)
---------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               36%            49%
---------------------------------------------------------------------------------------------
Total return(g)                                                       3.94%(h)       3.21%(h)
---------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.07% for the six months ended Jan. 31, 2007 and 1.28% for the period ended July 31, 2006.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 47

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                              2007(i)      2006(b)
Net asset value, beginning of period                                    $10.05       $10.00
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               .29          .22
Net gains (losses) (both realized and unrealized)                          .06          .06
------------------------------------------------------------------------------------------------
Total from investment operations                                           .35          .28
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                      (.31)        (.23)
Distributions from realized gains                                         (.01)          --
------------------------------------------------------------------------------------------------
Total distributions                                                       (.32)        (.23)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $10.08       $10.05
------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                 $   41       $   23
------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)                  1.79%(f)     1.77%(f)
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         5.90%(f)     5.60%(f)
------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                   36%          49%
------------------------------------------------------------------------------------------------
Total return(g)                                                           3.54%(h)     2.87%(h)
------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.83% for the six months ended Jan. 31, 2007 and 2.05% for the period ended July 31, 2006.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months Jan. 31, 2007 (Unaudited).


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48 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                                2007(i)      2006(b)
Net asset value, beginning of period                                      $10.05       $10.00
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                 .29          .22
Net gains (losses) (both realized and unrealized)                            .06          .05
--------------------------------------------------------------------------------------------------
Total from investment operations                                             .35          .27
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                        (.31)        (.22)
Distributions from realized gains                                           (.01)          --
--------------------------------------------------------------------------------------------------
Total distributions                                                         (.32)        (.22)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $10.08       $10.05
--------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                   $   15       $    6
--------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)                    1.78%(f)     1.76%(f)
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets           5.85%(f)     5.22%(f)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                     36%          49%
--------------------------------------------------------------------------------------------------
Total return(g)                                                             3.54%(h)     2.84%(h)
--------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.82% for the six months ended Jan. 31, 2007 and 2.04% for the period ended July 31, 2006.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 49

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                                    2007(i)        2006(b)
Net asset value, beginning of period                                          $10.05         $10.00
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     .35            .27
Net gains (losses) (both realized and unrealized)                                .04            .05
--------------------------------------------------------------------------------------------------------
Total from investment operations                                                 .39            .32
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                            (.36)          (.27)
Distributions from realized gains                                               (.01)            --
--------------------------------------------------------------------------------------------------------
Total distributions                                                             (.37)          (.27)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $10.07         $10.05
--------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                       $  157          $  59
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)                         .71%(f)        .71%(f)
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets               7.02%(f)       6.59%(f)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                         36%            49%
--------------------------------------------------------------------------------------------------------
Total return(g)                                                                 4.00%(h)       3.35%(h)
--------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.76% for the six months ended Jan. 31, 2007 and 0.99% for the period ended July 31, 2006.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

50 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                                 2007(i)       2006(b)
Net asset value, beginning of period                                       $10.05        $10.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                  .34           .26
Net gains (losses) (both realized and unrealized)                             .04           .06
----------------------------------------------------------------------------------------------------
Total from investment operations                                              .38           .32
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (.35)         (.27)
Distributions from realized gains                                            (.01)           --
----------------------------------------------------------------------------------------------------
Total distributions                                                          (.36)         (.27)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.07        $10.05
----------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                    $   --        $   --
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)                      .88%(f)       .85%(f)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets            6.79%(f)      6.22%(f)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                      36%           49%
----------------------------------------------------------------------------------------------------
Total return(g)                                                              3.92%(h)      3.29%(h)
----------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.95% for the six months ended Jan. 31, 2007 and 1.13% for the period ended July 31, 2006.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 51

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                         2007(b)
Net asset value, beginning of period                              $ 10.06
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .10
Net gains (losses) (both realized and unrealized)                     .04
------------------------------------------------------------------------------
Total from investment operations                                      .14
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.11)
Distributions from realized gains                                    (.01)
------------------------------------------------------------------------------
Total distributions                                                  (.12)
------------------------------------------------------------------------------
Net asset value, end of period                                    $ 10.08
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $    --
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)             1.15%(f)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
  assets                                                             6.89%(f)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              36%
------------------------------------------------------------------------------
Total return(g)                                                      1.57%(h)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 1, 2006 (inception date) to Jan. 31, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class W would have been 1.23% for the six months ended Jan. 31, 2007.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

52 RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE FLOATING RATE FUND - 2007 SEMIANNUAL REPORT 53

RIVERSOURCE(R) FLOATING RATE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                         This report must be accompanied or
                         preceded by the Fund's current
                         prospectus. RiverSource(R) mutual
                         funds are distributed by
                         RiverSource Distributors, Inc. and
                         Ameriprise Financial Services,
                         Inc., Members NASD, and managed by
                         RiverSource Investments, LLC. These
RIVERSOURCE [LOGO](R)    companies are part of Ameriprise
      INVESTMENTS        Financial, Inc.                       S-6510 A (3/07)

   Semiannual Report

                                                         RIVERSOURCE [LOGO](R)
                                                             INVESTMENTS

   RIVERSOURCE(R)
   INCOME OPPORTUNITIES FUND

   SEMIANNUAL REPORT FOR
   THE PERIOD ENDED
   JAN. 31, 2007

>  RIVERSOURCE INCOME
   OPPORTUNITIES FUND SEEKS TO
   PROVIDE SHAREHOLDERS WITH A
   HIGH TOTAL RETURN THROUGH
   CURRENT INCOME AND CAPITAL
   APPRECIATION.

TABLE OF CONTENTS

Fund Snapshot ..........................................................    3

Performance Summary ....................................................    5

Questions & Answers with Portfolio Management ..........................    7

Fund Expenses Example ..................................................   11

Investments in Securities ..............................................   13

Financial Statements ...................................................   21

Notes to Financial Statements ..........................................   24

Proxy Voting ...........................................................   40

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2007

FUND OVERVIEW

RiverSource Income Opportunities Fund offers exposure to the high yield market by investing primarily in income-producing debt securities, preferred stocks and convertible securities with an emphasis on the higher rated segment of the high yield market. The Fund's holdings are supported by extensive internal credit analysis and research. Because high yield securities respond more to corporate profitability, the Fund may be less volatile when interest rates fluctuate.

QUALITY BREAKDOWN

Percentage of portfolio assets excluding cash equivalents

BBB bonds                        0.5%
BB bonds                        33.3%                 [PIE CHART]
B bonds                         58.7%
CCC bonds                        7.5%

Ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of loans and bonds, using 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

TOP TEN HOLDINGS

Percentage of portfolio assets

IPALCO Enterprises 8.63% 2011        1.5%
Williams Companies 7.88% 2021        1.5%
Georgia-Pacific 7.13% 2017           1.5%
GMAC 7.70% 2016                      1.5%
Dex Media 8.07% 2013                 1.4%
HCA 9.63% 2016                       1.3%
Cott Beverages USA 8.00% 2011        1.3%
Windstream 8.63% 2016                1.3%
Qwest 8.88% 2012                     1.1%
Salem Communications 7.75% 2010      1.1%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT JAN. 31, 2007

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

     DURATION
SHORT   INT.   LONG
                    HIGH
                    MEDIUM   QUALITY
         X          LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SEC YIELDS

              AT JAN. 31, 2007   AT DEC. 29, 2006(1)
Class A            5.77%                5.79%
Class B            5.30%                5.31%
Class C            5.29%                5.32%
Class I            6.48%                6.49%
Class R4(2)        6.23%                6.14%

(1)   The last business day of the period.

(2)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 6 for additional performance information.

PORTFOLIO MANAGER

                                YEARS IN INDUSTRY
Brian Lavin, CFA*                       20

*     The Fund is managed by a team of portfolio managers led by Brian Lavin.

FUND FACTS

              TICKER SYMBOL            INCEPTION DATE
Class A           AIOAX                   6/19/03
Class B           AIOBX                   6/19/03
Class C              --                   6/19/03
Class I           AOPIX                    3/4/04
Class R4(1)          --                   6/19/03

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

Total net assets                   $353.4 million

Number of holdings                            205

Weighted average life(1)                6.9 years

Effective duration(2)                   4.0 years

Weighted average bond ratings(3)               B+

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND rating represents the average credit quality of the underlying bonds in the portfolio.


------------------------------------------------------------------------------

4 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                            PERFORMANCE COMPARISON
                 For the six-month period ended Jan. 31, 2007

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Income Opportunities Fund Class A (excluding sales charge)               +7.10%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (unmanaged)(1)   +7.50%
Lipper High Current Yield Bond Funds Index(2)                                        +7.97%

(1) The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                             CLASS A   CLASS B   CLASS C   CLASS I   CLASS R4(b)
Total                          1.14%     1.90%     1.90%     0.74%      1.04%
Net Expenses(a)                1.14%     1.90%     1.90%     0.74%      0.98%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31,2007 unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.14% for Class A;1.90% for Class B;1.90% for Class C;0.79% for Class I; and 0.98% for Class R4.

(b)   Effective Dec.11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                        SINCE
Without sales charge                   6 MONTHS*   1 YEAR   3 YEARS   INCEPTION
Class A (inception 6/19/03)               +7.10%   +8.64%    +7.34%      +8.43%
Class B (inception 6/19/03)               +6.71%   +7.73%    +6.53%      +7.60%
Class C (inception 6/19/03)               +6.70%   +7.73%    +6.53%      +7.60%
Class I (inception 3/4/04)                +7.32%   +8.98%      N/A       +7.78%
Class R4** (inception 6/19/03)            +7.20%   +8.73%    +7.51%      +8.61%
With sales charge
Class A (inception 6/19/03)                2.01%   +3.48%    +5.61%      +6.98%
Class B (inception 6/19/03)               +1.71%   +2.73%    +5.34%      +6.91%
Class C (inception 6/19/03)               +5.70%   +6.73%    +6.53%      +7.60%

AT DEC. 31, 2006

                                                                        SINCE
Without sales charge                   6 MONTHS*   1 YEAR   3 YEARS   INCEPTION
Class A (inception 6/19/03)               +7.05%   +8.48%    +7.46%      +8.33%
Class B (inception 6/19/03)               +6.65%   +7.77%    +6.66%      +7.53%
Class C (inception 6/19/03)               +6.55%   +7.67%    +6.62%      +7.50%
Class I (inception 3/4/04)                +7.26%   +8.91%      N/A       +7.62%
Class R4** (inception 6/19/03)            +7.04%   +8.67%    +7.64%      +8.51%
With sales charge
Class A (inception 6/19/03)               +1.96%   +3.32%    +5.74%      +6.85%
Class B (inception 6/19/03)               +1.65%   +2.77%    +5.47%      +6.82%
Class C (inception 6/19/03)               +5.55%   +6.67%    +6.62%      +7.50%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. These share classes are available to institutional investors only.

*     Not annualized

**    Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

6 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Brian Lavin, RiverSource Income Opportunities Fund's portfolio manager, discusses the Fund's results and positioning for the semiannual period ended Jan. 31, 2007.

At Jan. 31, 2007, approximately 29% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource Income Opportunities Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 31, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Income Opportunities Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 11 and 29.

Q: How did RiverSource Income Opportunities Fund perform for the period ended Jan. 31, 2007?

A: RiverSource Income Opportunities Fund returned 7.10% (Class A shares excluding sales charge) for the six months ended Jan. 31, 2007, underperforming its benchmark, the Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (Merrill Lynch Index), which returned 7.50% during the same period. The Lipper High Current Yield Bond Funds Index, representing the Fund's peer group, returned 7.97%.

Q: What factors most significantly affected the Fund's performance during the period?

A: The Fund benefited most from its significant allocation to the paper and forest products industry, as the paper industry generally performed well during the period. Our security selection also helped the Fund's results, with NewPage, a coated white paper manufacturer, a particularly strong performer.

      Security selection within the health care industry also boosted the Fund's results relative to the Merrill Lynch Index. Tactical allocation to hospital owner HCA especially helped. After HCA announced its agreement to a $33 billion buyout by a group of private equity firms to become the largest leveraged buyout in history, the security's price consequently fell, and we started buying more of HCA on that weakness, as we continued to like its fundamentals. When the


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS

      buyout deal was finalized, we were a buyer of the newly issued bonds as well. HCA-issued securities subsequently performed quite well. Having sizable positions in yellow pages publisher RH Donnelley and in automobile manufacturer General Motors also helped the Fund's results during the period.

      THE FUND BENEFITED MOST FROM ITS SIGNIFICANT ALLOCATION TO THE PAPER AND FOREST PRODUCTS INDUSTRY, AS THE PAPER INDUSTRY GENERALLY PERFORMED WELL DURING THE PERIOD.

      Conversely, detracting from the Fund's results were significant allocations to the energy, defense and health care industries, which lagged the Merrill Lynch Index. Modest positions in the autos and transportation, airlines and general manufacturing industries, also detracted from performance, as these areas outperformed the Merrill Lynch Index during the semiannual period.

      A position in health care's Select Medical also hurt the Fund's performance, as the security of this long-term acute care hospital company was pressured by changes in its reimbursement framework. We continued to hold the Fund's position in Select Medical. Having only a modest position in utilities company El Paso Corp., which performed well during the year, hurt the Fund's results as well.

      Finally, the riskiest areas of the high yield bond market significantly outperformed higher quality bonds during the semiannual period. Because the Fund maintained a more conservative and thereby less risky stance than the Merrill Lynch Index and maintained a greater emphasis on bonds rated BB than its Lipper peer group, the Fund's performance relative to each lagged.

Q: What changes did you make to the Fund's portfolio and how is it currently positioned?

A: We built up the Fund's cash position in anticipation of an increase in new issue volume within the high yield bond market this past autumn. In October and November, we did take advantage of the new issue market, participating in issues across the risk spectrum, with the exception of bonds rated CCC. In so doing, we lowered the Fund's cash position.


------------------------------------------------------------------------------

8 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      Also, we had a significant exposure to floating rate securities during the period. This strategy reflected our belief that floating rate issues, which are reset in line with changes in market rates, were attractively valued relative to fixed rate securities in a rising interest rate environment. Indeed, these floating rate securities enabled the Fund to capture higher rates when rates moved higher during the last few months of the period.

      Finally, we increased the Fund's exposure to energy and health care and shifted within those industries from bonds rated BB to those rated B that had greater return potential. We reduced the Fund's position in integrated utilities.

      At the end of the semiannual period, the Fund had sizable allocations compared to the Merrill Lynch Index in health care, energy, paper and forest products, and aerospace defense. The Fund had more modest exposure than the Merrill Lynch Index to the technology, integrated utilities, homebuilders and food and drug retail industries at the end of the period.

Q:    How do you intend to manage the Fund in the coming months?

A: Going forward, we continue to believe that the key to potential outperformance will be leveraging our strength in credit research. We strive to select the right bonds while maintaining a diligent review of potential credit risks at individual companies. We sell bonds when risks outweigh a bond's total return potential.

      We have a bottom-up approach when selecting credits. One of our competitive advantages is that our team of nine analysts performs in-depth research to acquire deep knowledge and insight of the industries it covers. We believe that good security selection based on quality and in-depth security research will be key to performance in the near term.

      On the macroeconomic front, we believe that the U.S. may well be entering a period when economic growth moderates in what we would characterize as a "soft landing." We further expect corporate earnings growth to slow and corporate profit margins to narrow over the next year. We also believe the Federal Reserve Board's pause in August was likely the start of a pause held for an extended period of time.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 9

      INVESTMENT TERM

      SOFT LANDING: A term used to describe a rate of economic growth high enough to avoid recession but slow enough to avoid high inflation.

      Finally, while company fundamentals generally remain solid, we anticipate that the default rate within the high yield bond market, while not spiking dramatically, may increase somewhat, as there has been more aggressive issuance within the high yield bond market of late and a greater percentage of bonds rated CCC coming into the market. Near term, we intend to more closely align the Fund's portfolio with the Merrill Lynch Index from both a ratings and industry perspective. We further intend, of course, to continue to seek opportunities to capitalize on attractively valued bonds that have the potential for positive returns.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


------------------------------------------------------------------------------

10 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 11

                                    BEGINNING         ENDING        EXPENSES
                                  ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                   AUG. 1, 2006   JAN. 31, 2007   THE PERIOD(a)   EXPENSE RATIO
Class A
   Actual(b)                         $1,000         $1,071.00         $5.95           1.14%
   Hypothetical
   (5% return before expenses)       $1,000         $1,019.46         $5.80           1.14%

Class B
   Actual(b)                         $1,000         $1,067.10         $9.90           1.90%
   Hypothetical
   (5% return before expenses)       $1,000         $1,015.63         $9.65           1.90%

Class C
   Actual(b)                         $1,000         $1,067.00         $9.90           1.90%
   Hypothetical
   (5% return before expenses)       $1,000         $1,015.63         $9.65           1.90%

Class I
   Actual(b)                         $1,000         $1,073.20         $3.87            .74%
   Hypothetical
   (5% return before expenses)       $1,000         $1,021.48         $3.77            .74%

Class R4
   Actual(b)                         $1,000         $1,072.00         $5.12(c)         .98%
   Hypothetical
   (5% return before expenses)       $1,000         $1,020.27         $4.99(c)         .98%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Jan. 31, 2007:
      +7.10% for Class A, +6.71% for Class B, +6.70% for Class C, +7.32% for
      Class I and +7.20% for Class R4.

(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.98% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective
      Dec. 11, 2006. If these changes had been in place for the six-month period ended Jan. 31, 2007, the actual and hypothetical expenses paid for Class R4 would have been the same as presented in the table above.


------------------------------------------------------------------------------

12 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (90.7%)

ISSUER                                             COUPON      PRINCIPAL                   VALUE(a)
                                                    RATE         AMOUNT
ASSET-BACKED (0.2%)
Metris Master Trust
   Series 2005-1A Cl D
      03-21-11                                      7.22%   $      775,000(d,e)     $       776,848
---------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (4.3%)
Alion Science and Technology
   Sr Unsecured
      02-01-15                                     10.25         2,555,000(b,d)           2,574,163
Communications & Power Inds
   Sr Sub Nts
      02-01-12                                      8.00         3,380,000                3,481,400
CPI Intl
   Sr Nts
      02-01-15                                     11.30         1,255,000(e)             1,278,233
DRS Technologies
      02-01-16                                      6.63         3,895,000                3,856,049
L-3 Communications
      07-15-13                                      6.13           320,000                  308,800
L-3 Communications
   Sr Sub Nts
      01-15-15                                      5.88           550,000                  521,125
L-3 Communications
   Sr Sub Nts
   Series B
      10-15-15                                      6.38         1,750,000                1,695,313
TransDigm
      07-15-14                                      7.75           820,000                  836,400
TransDigm
   Sr Sub Nts
      07-15-14                                      7.75           520,000(d)               525,200
                                                                                    ---------------
Total                                                                                    15,076,683
---------------------------------------------------------------------------------------------------

AUTOMOTIVE (3.2%)
Ford Motor Credit
   Sr Nts
      08-10-11                                      9.88         2,975,000                3,180,394
Ford Motor Credit
   Sr Unsecured
      01-13-12                                      8.11         1,770,000(e)             1,774,781

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                   VALUE(a)
                                                    RATE         AMOUNT
AUTOMOTIVE (CONT.)
GMAC
      04-15-16                                      7.70%   $    5,340,000          $     5,166,449
Goodyear Tire & Rubber
   Sr Nts
      12-01-09                                      9.14           505,000(d,e)             508,788
Lear
   Series B
      12-01-16                                      8.75           610,000                  608,475
                                                                                    ---------------
Total                                                                                    11,238,887
---------------------------------------------------------------------------------------------------

BROKERAGE (1.0%)
LaBranche & Co
   Sr Nts
      05-15-12                                     11.00         3,210,000                3,458,775
---------------------------------------------------------------------------------------------------

BUILDING MATERIALS (0.5%)
Ainsworth Lumber
      10-01-12                                      7.25           175,000(c)               138,250
Norcraft Companies LP/Finance
   Sr Sub Nts
      11-01-11                                      9.00         1,565,000                1,615,863
                                                                                    ---------------
Total                                                                                     1,754,113
---------------------------------------------------------------------------------------------------

CHEMICALS (4.1%)
Chemtura
      06-01-16                                      6.88         1,534,000                1,487,980
Georgia Gulf
   Sr Nts
      10-15-14                                      9.50           920,000(d)               910,800
Hexion US Finance/Nova Scotia
   Sr Nts
      11-15-14                                      9.75         1,959,000(d)             2,047,155
INEOS Group Holdings
   Sr Sub Nts
      02-15-16                                      8.50           878,000(c,d)             840,685
INVISTA
      05-01-12                                      9.25         2,305,000(d)             2,466,350
NALCO
   Sr Nts
      11-15-11                                      7.75         2,220,000                2,264,400

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 13

ISSUER                                             COUPON      PRINCIPAL                   VALUE(a)
                                                    RATE        AMOUNT
CHEMICALS (CONT.)
NewMarket
   Sr Nts
      12-15-16                                      7.13%   $    1,760,000(d)       $     1,746,800
PQ
      02-15-13                                      7.50         2,894,000                2,879,530
                                                                                    ---------------
Total                                                                                    14,643,700
---------------------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.2%)
United Rentals North America
      02-15-12                                      6.50           790,000                  778,150
---------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.2%)
Chattem
   Sr Sub Nts
      03-01-14                                      7.00         1,860,000                1,836,750
Sealy Mattress
   Sr Sub Nts
      06-15-14                                      8.25         2,465,000                2,588,250
Visant
      10-01-12                                      7.63         1,655,000                1,688,100
Vitro
   Sr Unsecured
      02-01-17                                      9.13         1,750,000(b,c,d)         1,763,125
                                                                                    ---------------
Total                                                                                     7,876,225
---------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (1.1%)
ALH Finance LLC
   Sr Sub Nts
      01-15-13                                      8.50           212,000                  212,530
Baldor Electric
   Sr Nts
      02-15-17                                      8.63           875,000                  902,344
Covalence Specialty Materials
   Sr Sub Nts
      03-01-16                                     10.25           660,000(d)               607,200
RBS Global & Rexnord
      08-01-14                                      9.50         1,847,000(d)             1,916,262
RBS Global & Rexnord
   Sr Nts
      08-01-16                                      8.88           390,000(b,d)             390,000
                                                                                    ---------------
Total                                                                                     4,028,336
---------------------------------------------------------------------------------------------------

ELECTRIC (6.5%)
Aquila Canada Finance
      06-15-11                                      7.75         2,625,000(c)             2,780,772
Dynegy Holdings
      05-15-18                                      7.13         1,420,000                1,377,400

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                   VALUE(a)
                                                    RATE        AMOUNT
ELECTRIC (CONT.)
Dynegy Holdings
   Sr Unsecured
      05-01-16                                      8.38%   $    2,030,000          $     2,146,725
Edison Mission Energy
   Sr Unsecured
      06-15-13                                      7.50         1,405,000                1,457,688
IPALCO Enterprises
   Secured
      11-14-11                                      8.63         4,995,000                5,407,087
Midwest Generation LLC
   Pass-Through Ctfs Series B
      01-02-16                                      8.56           597,718                  657,490
Mirant Americas Generation LLC
   Sr Nts
      05-01-11                                      8.30         1,100,000                1,122,000
Mirant North America LLC
      12-31-13                                      7.38         2,540,000                2,590,800
NRG Energy
      02-01-14                                      7.25         2,745,000                2,751,863
Reliant Energy
   Secured
      07-15-13                                      9.50         1,345,000                1,442,513
      12-15-14                                      6.75         1,050,000                1,034,250
Salton Sea Funding
   Sr Nts Series C
      05-30-10                                      7.84           240,428                  247,341
                                                                                    ---------------
Total                                                                                    23,015,929
---------------------------------------------------------------------------------------------------

ENTERTAINMENT (0.6%)
AMC Entertainment
      02-01-16                                     11.00         1,735,000                1,960,550
---------------------------------------------------------------------------------------------------

ENVIRONMENTAL (1.7%)
Allied Waste North America
   Secured
      04-15-11                                      6.38           295,000                  291,681
Allied Waste North America
   Secured Series B
      02-15-11                                      5.75         1,785,000                1,731,450
Allied Waste North America
   Series B
      09-01-12                                      9.25           765,000                  809,944
      05-15-16                                      7.13           500,000                  498,750
Clean Harbors
      07-15-12                                     11.25           745,000                  829,017

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

ISSUER                                             COUPON      PRINCIPAL                   VALUE(a)
                                                    RATE         AMOUNT
ENVIRONMENTAL (CONT.)
WCA Waste
      06-15-14                                      9.25%   $    1,865,000          $     1,939,600
                                                                                    ---------------
Total                                                                                     6,100,442
---------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (3.1%)
Aramark
   Sr Nts
      02-01-15                                      8.50         1,050,000(d)             1,074,938
      02-01-15                                      8.86           490,000(d,e)             499,800
ASG Consolidated LLC/Finance
   Sr Disc Nts
   (Zero coupon through 11-01-08, thereafter
   11.50%)
      11-01-11                                      9.94         1,690,000(f)             1,521,000
Constellation Brands
      09-01-16                                      7.25         1,300,000                1,329,250
Cott Beverages USA
      12-15-11                                      8.00         4,605,000                4,708,612
Pinnacle Foods Group
   Sr Sub Nts
      12-01-13                                      8.25         1,700,000                1,738,250
                                                                                    ---------------
Total                                                                                    10,871,850
---------------------------------------------------------------------------------------------------

GAMING (6.7%)
Buffalo Thunder Development Authority
   Secured
      12-15-14                                      9.38         1,415,000(d)             1,437,994
Circus & Eldorado Jt Venture/Silver Legacy Capital
   1st Mtge
      03-01-12                                     10.13         2,715,000                2,843,963
Harrah's Operating
      06-01-16                                      6.50         3,205,000                2,918,300
      10-01-17                                      5.75           685,000                  581,461
Majestic Star Casino LLC/Capital
      10-15-10                                      9.50         3,670,000                3,835,149
Mandalay Resort Group
   Sr Nts
      12-15-11                                      6.38           300,000                  300,375
MGM MIRAGE
      10-01-09                                      6.00           150,000                  149,625
      07-15-15                                      6.63         3,325,000                3,175,375
MGM MIRAGE
   Sr Nts
      02-27-14                                      5.88           725,000                  672,438
Pokagon Gaming Authority
   Sr Nts
      06-15-14                                     10.38         1,830,000(d)             2,008,425

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                   VALUE(a)
                                                    RATE         AMOUNT
GAMING (CONT.)
Station Casinos
   Sr Nts
      04-01-12                                      6.00%   $    1,225,000               $1,159,156
Tunica-Biloxi Gaming Authority
   Sr Unsecured
      11-15-15                                      9.00         2,590,000(d)             2,693,600
Wheeling Island Gaming
      12-15-09                                     10.13         1,815,000                1,844,494
                                                                                    ---------------
Total                                                                                    23,620,355
---------------------------------------------------------------------------------------------------

GAS PIPELINES (4.4%)
Colorado Interstate Gas
   Sr Nts
      11-15-15                                      6.80           400,000                  414,804
Regency Energy Partners LP/Finance
   Sr Unsecured
      12-15-13                                      8.38         2,215,000(d)             2,220,538
Southern Star Central
   Sr Nts
      03-01-16                                      6.75         3,670,000                3,642,475
Williams Companies
      09-01-21                                      7.88         4,886,000                5,252,449
Williams Companies
   Sr Nts
      07-15-19                                      7.63         2,919,000                3,116,033
Williams Partners LP/Finance
      02-01-17                                      7.25         1,030,000(d)             1,058,325
                                                                                    ---------------
Total                                                                                    15,704,624
---------------------------------------------------------------------------------------------------

HEALTH CARE (8.2%)
Community Health Systems
   Sr Sub Nts
      12-15-12                                      6.50           575,000                  570,688
DaVita
      03-15-13                                      6.63           860,000                  855,700
      03-15-15                                      7.25         1,400,000                1,417,500
HCA
   Secured
      11-15-16                                      9.25         1,440,000(d)             1,537,200
      11-15-16                                      9.63         4,378,000(d)             4,711,822
Health Management Associates
   Sr Unsecured
      04-15-16                                      6.13         1,985,000                1,872,278
HealthSouth
   Sr Nts
      06-15-16                                     10.75           672,000(d)               744,240

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 15

ISSUER                                             COUPON      PRINCIPAL                   VALUE(a)
                                                    RATE         AMOUNT
HEALTH CARE (CONT.)
IASIS Healthcare LLC/Capital
   Sr Sub Nts
      06-15-14                                      8.75%   $      207,000          $       211,399
MedCath Holdings
   Sr Nts
      07-15-12                                      9.88         2,965,000                3,187,374
Omnicare
   Sr Sub Nts
      12-15-13                                      6.75         1,605,000                1,580,925
      12-15-15                                      6.88         1,424,000                1,406,200
Select Medical
   Sr Unsecured
      09-15-15                                     11.18         3,049,000(e)             2,805,079
Triad Hospitals
   Sr Nts
      05-15-12                                      7.00         2,070,000                2,121,750
Triad Hospitals
   Sr Sub Nts
      11-15-13                                      7.00         2,025,000                2,070,563
US Oncology
      08-15-12                                      9.00         2,035,000                2,157,100
VWR Intl
   Sr Nts
      04-15-12                                      6.88         2,000,000                1,975,000
                                                                                    ---------------
Total                                                                                    29,224,818
---------------------------------------------------------------------------------------------------

HOME CONSTRUCTION (1.2%)
K Hovnanian Enterprises
      05-15-16                                      7.50         1,155,000                1,155,000
Meritage Homes
      03-15-15                                      6.25           700,000                  651,000
Meritage Homes
   Sr Nts
      05-01-14                                      7.00         1,515,000                1,454,400
Stanley-Martin Communities LLC
      08-15-15                                      9.75           430,000                  378,400
William Lyon Homes
   Sr Nts
      02-15-14                                      7.50           735,000                  635,775
                                                                                    ---------------
Total                                                                                     4,274,575
---------------------------------------------------------------------------------------------------

INDEPENDENT ENERGY (5.7%)
Chaparral Energy
      12-01-15                                      8.50         3,675,000                3,629,062
Chesapeake Energy
      07-15-13                                      7.63           990,000                1,029,600

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                   VALUE(a)
                                                    RATE         AMOUNT
INDEPENDENT ENERGY (CONT.)
Chesapeake Energy
   Sr Nts
      08-15-14                                      7.00%   $      910,000          $       914,550
Denbury Resources
   Sr Sub Nts
      12-15-15                                      7.50         1,145,000                1,145,000
EXCO Resources
      01-15-11                                      7.25         3,075,000                3,121,125
PetroHawk Energy
      07-15-13                                      9.13         2,760,000                2,856,600
Pioneer Natural Resources
      05-01-18                                      6.88         1,375,000                1,341,134
Pioneer Natural Resources
   Sr Nts
      07-15-16                                      5.88         3,855,000                3,552,748
Range Resources
      03-15-15                                      6.38         1,470,000                1,425,900
      05-15-16                                      7.50         1,115,000                1,134,513
                                                                                    ---------------
Total                                                                                    20,150,232
---------------------------------------------------------------------------------------------------

LODGING (0.4%)
Hilton Hotels
   Sr Nts
      12-15-17                                      7.50         1,265,000                1,296,625
---------------------------------------------------------------------------------------------------

MEDIA CABLE (2.2%)
Cablevision Systems
   Sr Nts Series B
      04-15-12                                      8.00           625,000                  630,469
Charter Communications Operating LLC/Capital
   Sr Nts
      04-30-12                                      8.00           750,000(d)               779,063
      04-30-14                                      8.38         1,205,000(d)             1,253,199
DIRECTV Holdings LLC/Finance
      06-15-15                                      6.38           370,000                  352,425
EchoStar DBS
      02-01-16                                      7.13         3,365,000                3,377,618
Mediacom LLC/Capital
   Sr Nts
      02-15-11                                      7.88           425,000                  426,594
NTL Cable
      04-15-14                                      8.75            85,000(c)                88,188
NTL Cable
   Sr Nts
      08-15-16                                      9.13           840,000(c)               890,400
                                                                                    ---------------
Total                                                                                     7,797,956
---------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

ISSUER                                             COUPON      PRINCIPAL                   VALUE(a)
                                                    RATE         AMOUNT
MEDIA NON CABLE (7.8%)
Clear Channel Communications
   Sr Nts
      09-15-14                                      5.50%   $    1,230,000          $     1,087,608
Clear Channel Communications
   Sr Unsub
      12-15-16                                      5.50         3,005,000                2,567,809
Dex Media
   (Zero coupon through 11-15-08,
   thereafter 9.00%)
      11-15-13                                      8.07         5,315,000(f)             4,823,362
Idearc
   Sr Nts
      11-15-16                                      8.00         1,209,000(d)             1,230,158
Intelsat Bermuda
   Sr Unsecured
      01-15-15                                      8.87           825,000(c,d,e)           839,231
Intelsat Intermediate Holding
   (Zero coupon through 02-01-10,
   thereafter 9.25%)
      02-01-15                                      8.51         2,490,000(c,f)           2,016,900
Lamar Media
      08-15-15                                      6.63           808,000                  795,880
Liberty Media LLC
      02-01-30                                      8.25         1,050,000                1,037,740
Liberty Media
   Sr Nts
      05-15-13                                      5.70         1,185,000                1,112,414
Nielsen Finance LLC
   Sr Nts
      08-01-14                                     10.00         1,685,000(d)             1,836,650
Radio One
      02-15-13                                      6.38           915,000                  866,963
Rainbow Natl Services LLC
   Sr Nts
      09-01-12                                      8.75         1,405,000(d)             1,496,325
Rainbow Natl Services LLC
   Sr Sub Deb
      09-01-14                                     10.38           155,000(d)               174,375
Salem Communications
      12-15-10                                      7.75         3,800,000                3,861,749
Sinclair Broadcast Group
      03-15-12                                      8.00         1,000,000                1,027,500
Sun Media
      02-15-13                                      7.63         2,660,000(c)             2,679,949
                                                                                    ---------------
Total                                                                                    27,454,613
---------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL                   VALUE(a)
                                                    RATE         AMOUNT
METALS (0.5%)
Peabody Energy
   Series B
      03-15-13                                      6.88%   $    1,645,000          $     1,653,225
---------------------------------------------------------------------------------------------------

OIL FIELD SERVICES (3.1%)
Chart Inds
   Sr Sub Nts
      10-15-15                                      9.13         2,625,000(d)             2,795,625
OPTI Canada
      12-15-14                                      8.25         2,010,000(c,d)           2,090,400
Pride Intl
   Sr Nts
      07-15-14                                      7.38         3,395,000                3,445,925
Quicksilver Resources
      04-01-16                                      7.13         1,805,000                1,755,363
Stallion Oilfield Services/Finance
   Sr Unsecured
      02-01-15                                      9.75           780,000(d)               783,900
                                                                                    ---------------
Total                                                                                    10,871,213
---------------------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.6%)
Cardtronics
      08-15-13                                      9.25         2,720,000                2,890,000
Triad Acquisition
   Sr Unsecured
   Series B
      05-01-13                                     11.13         2,890,000                2,774,400
                                                                                    ---------------
Total                                                                                     5,664,400
---------------------------------------------------------------------------------------------------

OTHER INDUSTRY (0.2%)
Rental Service
      12-01-14                                      9.50           580,000(d)               606,100
---------------------------------------------------------------------------------------------------

PACKAGING (2.3%)
Ball
      12-15-12                                      6.88           975,000                  989,625
Crown Cork & Seal
      04-15-23                                      8.00         1,000,000                  980,000
Greif
   Sr Nts
      02-01-17                                      6.75         1,650,000(b,d)           1,650,000
Owens-Brockway Glass Container
      05-15-11                                      7.75         1,515,000                1,560,450
      05-15-13                                      8.25         1,300,000                1,355,250
Plastipak Holdings
   Sr Nts
      12-15-15                                      8.50           805,000(d)               841,225

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 17

ISSUER                                             COUPON     PRINCIPAL                    VALUE(a)
                                                    RATE        AMOUNT
PACKAGING (CONT.)
Silgan Holdings
   Sr Sub Nts
      11-15-13                                      6.75%   $      800,000          $       784,000
                                                                                    ---------------
Total                                                                                     8,160,550
---------------------------------------------------------------------------------------------------

PAPER (5.0%)
Abitibi-Consolidated Co of Canada
      04-01-15                                      8.38         1,800,000(c)             1,750,500
Boise Cascade LLC
      10-15-12                                      8.24           500,000(e)               502,500
      10-15-14                                      7.13         1,590,000                1,550,250
Cascades
   Sr Nts
      02-15-13                                      7.25           480,000(c)               481,200
Georgia-Pacific
      01-15-17                                      7.13         5,198,000(d)             5,172,010
Jefferson Smurfit US
      06-01-13                                      7.50         1,210,000                1,167,650
NewPage
   Secured
      05-01-12                                     10.00         3,410,000                3,716,900
Norampac
   Sr Nts
      06-01-13                                      6.75         1,255,000(c)             1,217,350
Smurfit Kappa Funding
   Sr Nts
      10-01-12                                      9.63         1,070,000(c)             1,136,875
Stone Container Finance
      07-15-14                                      7.38           950,000(c)               909,625
                                                                                    ---------------
Total                                                                                    17,604,860
---------------------------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Elan Finance
      11-15-11                                      7.75         1,100,000(c)             1,056,000
Warner Chilcott
      02-01-15                                      8.75           360,000                  371,700
                                                                                    ---------------
Total                                                                                     1,427,700
---------------------------------------------------------------------------------------------------

RAILROADS (0.2%)
Kansas City Southern de Mexico
   Sr Nts
      12-01-13                                      7.63           685,000(c,d)             686,713
---------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON     PRINCIPAL                    VALUE(a)
                                                    RATE        AMOUNT
RETAILERS (2.0%)
AutoNation
      04-15-14                                      7.00%   $    1,385,000          $     1,391,925
Michaels Stores
   Sr Nts
      11-01-14                                     10.00         2,000,000(d)             2,135,000
Neiman Marcus Group
      10-15-15                                      9.00           466,000                  510,270
Sally Holdings LLC
   Sr Nts
      11-15-14                                      9.25         1,515,000(d)             1,554,769
United Auto Group
   Sr Sub Nts
      12-15-16                                      7.75         1,405,000(d)             1,412,025
                                                                                    ---------------
Total                                                                                     7,003,989
---------------------------------------------------------------------------------------------------

TECHNOLOGY (2.8%)
Flextronics Intl
   Sr Sub Nts
      11-15-14                                      6.25         1,000,000(c)               950,000
Freescale Semiconductor
   Sr Nts
      12-15-14                                      8.88           625,000(d)               621,875
NXP Funding LLC
   Secured
      10-15-13                                      8.11         2,560,000(c,d,e)         2,608,000
NXP Funding LLC
   Sr Nts
      10-15-15                                      9.50           812,000(c,d]             839,405
Seagate Technology HDD Holdings
      10-01-16                                      6.80         2,580,000(c)             2,573,550
West
   Sr Sub Nts
      10-15-16                                     11.00         2,235,000(d)             2,313,225
                                                                                    ---------------
Total                                                                                     9,906,055
---------------------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.6%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
      05-15-14                                      7.63         1,205,000(d)             1,195,962
Hertz
      01-01-14                                      8.88           935,000                  993,438
                                                                                    ---------------
Total                                                                                     2,189,400
---------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

ISSUER                                             COUPON     PRINCIPAL                    VALUE(a)
                                                    RATE        AMOUNT
WIRELESS (2.0%)
American Tower
   Sr Nts
      10-15-12                                      7.13%   $    1,105,000          $     1,142,294
Centennial Communications/Cellular Operating LLC
   Sr Nts
      02-01-14                                      8.13         1,600,000                1,646,000
Dobson Cellular Systems
   Secured
      11-01-11                                      8.38         1,765,000                1,864,281
Nextel Communications
   Series D
      08-01-15                                      7.38           490,000                  502,179
Rogers Wireless
   Secured
      03-01-14                                      6.38            55,000(c)                55,069
Rural Cellular
   Secured
      03-15-12                                      8.25         1,815,000                1,892,137
                                                                                    ---------------
Total                                                                                     7,101,960
---------------------------------------------------------------------------------------------------

WIRELINES (4.7%)
Citizens Communications
   Sr Nts
      01-15-13                                      6.25         1,000,000                  985,000
GCI
   Sr Nts
      02-15-14                                      7.25         1,385,000                1,381,538
Level 3 Financing
      03-15-13                                     12.25           525,000                  599,813
Level 3 Financing
   Sr Nts
      11-01-14                                      9.25         1,490,000(d)             1,527,250
Qwest
      03-15-12                                      8.88         3,530,000                3,918,300
Qwest
   Sr Nts
      06-15-15                                      7.63         2,205,000                2,362,106
Qwest
   Sr Unsecured
      10-01-14                                      7.50           950,000                1,008,188
Windstream
      08-01-16                                      8.63         4,280,000                4,670,549
                                                                                    ---------------
Total                                                                                    16,452,744
---------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $315,179,473)                                                                $   320,433,195
---------------------------------------------------------------------------------------------------

SENIOR LOANS (4.7%)(g)

BORROWER                                         COUPON       PRINCIPAL                    VALUE(a)
                                                  RATE          AMOUNT
AUTOMOTIVE (0.5%)
Ford Motor
   Tranche B Term Loan
      11-29-13                                      8.36%   $    1,835,000          $     1,855,937
---------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
Aramark
   Tranche B Term Loan
      01-26-14                                 7.45-7.47           740,000(b)               747,814
---------------------------------------------------------------------------------------------------

HEALTH CARE (0.8%)
HCA
   Tranche B Term Loan
      11-14-13                                      7.86         2,650,000                2,675,043
---------------------------------------------------------------------------------------------------

MEDIA CABLE (0.8%)
Charter Communications Operating
   2nd Lien Term Loan
      04-28-13                                      7.99         3,000,000                3,022,500
---------------------------------------------------------------------------------------------------

MEDIA NON CABLE (0.6%)
Intelsat Bermuda
   Term Loan
      02-01-14                                      7.86           575,000(b,c)             580,031
VNU
   Tranche B Term Loan
      08-09-13                                      8.13         1,496,250(c)             1,507,472
                                                                                    ---------------
Total                                                                                     2,087,503
---------------------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.5%)
ACE Cash Express
   Tranche B Term Loan
      10-05-13                                 8.30-8.36           396,675(b)               398,658
      10-05-13                                 8.30-8.36         1,422,125                1,429,236
                                                                                    ---------------
Total                                                                                     1,827,894
---------------------------------------------------------------------------------------------------

OTHER INDUSTRY (0.2%)
Rental Service
   2nd Lien Term Loan
      11-27-13                                 8.85-8.87           800,000                  809,664
---------------------------------------------------------------------------------------------------

RETAILERS (0.7%)
Sally Holdings LLC
   Tranche A Term Loan
      11-16-12                                      7.87           448,875                  452,453
Toys "R" Us
   Tranche B Term Loan
      07-19-12                                      9.63         1,900,000                1,958,786
                                                                                    ---------------
Total                                                                                     2,411,239
---------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 19

BORROWER                                         COUPON       PRINCIPAL                    VALUE(a)
                                                  RATE          AMOUNT
TECHNOLOGY (0.4%)
West Corp
   Tranche B Term Loan
      10-24-13                                 8.07-8.11%   $    1,250,000          $     1,258,200
---------------------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $16,514,960)                                                                 $    16,695,794
---------------------------------------------------------------------------------------------------

MONEY MARKET FUND (3.8%)

                                                                  SHARES                   VALUE(a)
RiverSource Short-Term
  Cash Fund                                                     13,402,059(h)       $    13,402,059
---------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $13,402,059)                                                                 $    13,402,059
---------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $345,096,492)(i)                                                             $   350,531,048
===================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Jan. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,091,353.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2007, the value of foreign securities represented 8.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2007, the value of these securities amounted to $71,502,743 or 20.2% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)   Affiliated Money Market Fund -- See Note 5 to the financial statements.

(i) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $345,096,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $   6,853,000
      Unrealized depreciation                                      (1,418,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                               $   5,435,000
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

20 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JAN. 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $331,694,433)                          $ 337,128,989
   Affiliated money market fund (identified cost $13,402,059)(Note 5)              13,402,059
---------------------------------------------------------------------------------------------
Total investments in securities (identified cost $ 345,096,492)                   350,531,048
Capital shares receivable                                                             149,516
Accrued interest receivable                                                         6,470,941
Receivable for investment securities sold                                           9,770,087
Other receivable                                                                       12,512
---------------------------------------------------------------------------------------------
Total assets                                                                      366,934,104
---------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                                         301
Dividends payable to shareholders                                                     451,715
Capital shares payable                                                                 17,884
Payable for investment securities purchased                                        12,953,441
Accrued investment management services fee                                              5,911
Accrued distribution fee                                                                2,946
Accrued transfer agency fee                                                                38
Accrued administrative services fee                                                       678
Accrued plan administration services fee                                                    1
Other accrued expenses                                                                 88,004
---------------------------------------------------------------------------------------------
Total liabilities                                                                  13,520,919
---------------------------------------------------------------------------------------------
Net assets applicable to outstanding  capital stock                             $ 353,413,185
=============================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                        $     338,163
Additional paid-in capital                                                        346,561,138
Excess of distributions over net investment income                                   (170,475)
Accumulated net realized gain (loss) (Note 7)                                       1,237,291
Unrealized appreciation (depreciation) on investments                               5,447,068
---------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock        $ 353,413,185
=============================================================================================
Net assets applicable to outstanding
   shares:                                 Class A                              $ 190,634,666
                                           Class B                              $  54,468,566
                                           Class C                              $   5,360,236
                                           Class I                              $ 102,793,006
                                           Class R4                             $     156,711
Net asset value per share of outstanding
   capital stock:                          Class A shares    18,245,725         $       10.45
                                           Class B shares     5,215,716         $       10.44
                                           Class C shares       513,353         $       10.44
                                           Class I shares     9,826,561         $       10.46
                                           Class R4 shares       14,993         $       10.45
---------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 21

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JAN. 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                                        $  13,024,968
Income distributions from affiliated money market fund (Note 5)                       325,631
   Less foreign taxes withheld                                                           (498)
----------------------------------------------------------------------------------------------
Total income                                                                       13,350,101
----------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                  1,071,897
Distribution fee
   Class A                                                                            240,853
   Class B                                                                            277,564
   Class C                                                                             27,755
Transfer agency fee
   Class A                                                                            149,135
   Class B                                                                             46,115
   Class C                                                                              4,564
   Class R4                                                                               137
Service fee -- Class R4                                                                    95
Administrative services fees and expenses                                             123,005
Plan administration services fee -- Class R4                                               62
Compensation of board members                                                           3,529
Custodian fees                                                                         25,475
Printing and postage                                                                   31,410
Registration fees                                                                      30,023
Professional fees                                                                      10,821
Other                                                                                   9,377
----------------------------------------------------------------------------------------------
Total expenses                                                                      2,051,817
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                                         (10,224)
----------------------------------------------------------------------------------------------
                                                                                    2,041,593
   Earnings and bank fee credits on cash balances (Note 2)                             (7,638)
----------------------------------------------------------------------------------------------
Total net expenses                                                                  2,033,955
----------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                    11,316,146
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions (Note 3)                          2,863,633
Net change in unrealized appreciation (depreciation) on investments                 9,717,234
----------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                     12,580,867
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  23,897,013
==============================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

22 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      JAN. 31, 2007      JULY 31, 2006
                                                                     SIX MONTHS ENDED     YEAR ENDED
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $    11,316,146    $   22,592,246
Net realized gain (loss) on investments                                    2,863,633          (752,472)
Net change in unrealized appreciation (depreciation) on investments        9,717,234        (9,592,694)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           23,897,013        12,247,080
-------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                             (6,598,290)      (12,341,389)
      Class B                                                             (1,694,556)       (3,779,621)
      Class C                                                               (169,312)         (344,551)
      Class I                                                             (3,541,611)       (5,625,284)
      Class R4                                                                (8,408)          (27,770)
   Net realized gain
      Class A                                                                (28,946)       (2,925,577)
      Class B                                                                 (8,255)       (1,051,547)
      Class C                                                                   (818)          (96,210)
      Class I                                                                (14,829)       (1,240,162)
      Class R4                                                                   (30)           (6,546)
-------------------------------------------------------------------------------------------------------
Total distributions                                                      (12,065,055)      (27,438,657)
-------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                                17,385,483        63,999,387
   Class B shares                                                          4,996,610        17,419,619
   Class C shares                                                            442,907         2,091,616
   Class I shares                                                         10,844,028        33,986,524
   Class R4 shares                                                            44,270            63,145
Reinvestment of distributions at net asset value
   Class A shares                                                          5,304,532        12,658,524
   Class B shares                                                          1,426,714         4,133,835
   Class C shares                                                            139,101           372,261
   Class I shares                                                          3,503,776         6,786,582
   Class R4 shares                                                             8,175            33,278
Payments for redemptions
   Class A shares                                                        (32,387,029)      (70,969,552)
   Class B shares (Note 2)                                               (10,685,046)      (40,883,374)
   Class C shares (Note 2)                                                (1,167,687)       (3,290,761)
   Class I shares                                                         (7,633,738)      (13,066,538)
   Class R4 shares                                                          (234,816)         (152,428)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         (8,012,720)       13,182,118
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                    3,819,238        (2,009,459)
Net assets at beginning of period                                        349,593,947       351,603,406
-------------------------------------------------------------------------------------------------------
Net assets at end of period                                          $   353,413,185    $  349,593,947
=======================================================================================================
Undistributed (excess of distributions over) net investment income   $      (170,475)   $      525,556
-------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 23

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market.

The Fund offers Class A, Class B, Class C and Class R4 shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Jan. 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial), RiverSource Life Insurance Company (formerly IDS Life Insurance Company) and the affiliated funds-of-funds owned 100% of Class I shares.

At Jan. 31, 2007, Ameriprise Financial, RiverSource Life Insurance Company and the affiliated funds-of-funds owned approximately 29% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:


------------------------------------------------------------------------------

24 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2007, the Fund has entered into outstanding when-issued securities of $7,691,703 and other forward-commitments of $399,650.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 25

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


------------------------------------------------------------------------------

26 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 27

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


------------------------------------------------------------------------------

28 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.61% to 0.38% annually as the Fund's assets increase.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.

Other expenses in the amount of $2,281 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account based fee of $18.50 per shareholder account.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 29

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to these shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $151,941 for Class A, $24,167 for Class B and $155 for Class C for six months ended Jan. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchanged traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses to 1.14% for Class A, 1.90% for Class B, 1.90% for Class C, and 0.98% for Class R4. Of these fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class R4 were $7,417, $2,566, $235 and $6, respectively. The Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.14% for Class A, 1.90% for Class B, 1.90% for Class C, 0.79% for Class I and 0.98% for Class R4 of the Fund's average daily net assets.


------------------------------------------------------------------------------

30 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

During the six months ended Jan. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $7,638 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short term obligations) aggregated $205,789,932 and $215,041,476, respectively, for the six months ended Jan. 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                   SIX MONTHS ENDED JAN. 31, 2007
                      CLASS A      CLASS B    CLASS C      CLASS I    CLASS R4*
--------------------------------------------------------------------------------
Sold                 1,687,295      484,815     43,013    1,051,903       4,265
Issued for
   reinvested
   distributions       514,860      138,575     13,510      339,661         795
Redeemed            (3,149,506)  (1,040,213)  (113,681)    (743,861)    (22,822)
--------------------------------------------------------------------------------
Net increase
   (decrease)         (947,351)    (416,823)   (57,158)     647,703     (17,762)
--------------------------------------------------------------------------------

                                      YEAR ENDED JULY 31, 2006
                     CLASS A       CLASS B    CLASS C     CLASS I    CLASS R4*
--------------------------------------------------------------------------------
Sold                 6,209,798    1,689,147    202,585    3,296,286       6,118
Issued for
   reinvested
   distributions     1,236,287      403,782     36,362      662,318       3,249
Redeemed            (6,916,081)  (3,982,657)  (320,152)  (1,281,971)    (15,136)
--------------------------------------------------------------------------------
Net increase
   (decrease)          530,004   (1,889,728)   (81,205)   2,676,633      (5,769)
--------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 31

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the six months ended Jan. 31, 2007.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $1,475,572 at July 31, 2006, that if not offset by capital gains will expire in 2015. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.


------------------------------------------------------------------------------

32 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 33

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

34 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                               2007(i)           2006       2005       2004         2003(b)
Net asset value, beginning of period                   $  10.10          $  10.53   $  10.30   $   9.70     $   9.97
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .33               .64        .61        .62          .06
Net gains (losses) (both realized
   and unrealized)                                          .37              (.30)       .35        .60         (.27)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .70               .34        .96       1.22         (.21)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.35)             (.62)      (.61)      (.62)        (.06)
Distributions from realized gains                            --              (.15)      (.12)        --           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.35)             (.77)      (.73)      (.62)        (.06)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  10.45          $  10.10   $  10.53   $  10.30     $   9.70
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $    191          $    194   $    197   $    178     $     56
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d)                                1 .14%(e),(f)      1.14%      1.10%      1.08%        1.16%(e),(f)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                             6.46%(e)          6.25%      5.73%      5.97%        5.59%(e)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                         62%              130%       124%       133%          26%
----------------------------------------------------------------------------------------------------------------------------
Total return(g)                                            7.10%(h)          3.49%      9.52%     12.72%       (2.04%)(h)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.15% for the six months ended Jan. 31, 2007 and 2.51% for the period ended July 31, 2003.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 35

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                               2007(i)           2006       2005       2004         2003(b)
Net asset value, beginning of period                   $  10.09          $  10.53   $  10.30   $   9.70     $   9.97
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .29               .56        .53        .54          .05
Net gains (losses) (both realized
   and unrealized)                                          .37              (.30)       .35        .60         (.27)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .66               .26        .88       1.14         (.22)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.31)             (.55)      (.53)      (.54)        (.05)
Distributions from realized gains                            --              (.15)      (.12)        --           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.31)             (.70)      (.65)      (.54)        (.05)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  10.44          $  10.09   $  10.53   $  10.30     $   9.70
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $     54          $     57   $     79   $     56     $      4
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d)                                 1.90%(e),(f)      1.90%      1.86%      1.83%        1.88%(e),(f)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                             5.70%(e)          5.46%      4.99%      5.22%        5.14%(e)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                         62%              130%       124%       133%          26%
----------------------------------------------------------------------------------------------------------------------------
Total return(g)                                            6.71%(h)          2.60%      8.70%     11.90%       (2.11%)(h)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.91% for the six months ended Jan. 31, 2007 and 3.27% for the period ended July 31, 2003.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

36 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                               2007(i)           2006       2005       2004         2003(b)
Net asset value, beginning of period                   $  10.09          $  10.53   $  10.30   $   9.69     $   9.97
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .29               .56        .53        .54          .05
Net gains (losses) (both realized
   and unrealized)                                          .37              (.30)       .35        .61         (.28)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .66               .26        .88       1.15         (.23)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.31)             (.55)      (.53)      (.54)        (.05)
Distributions from realized gains                            --              (.15)      (.12)        --           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.31)             (.70)      (.65)      (.54)        (.05)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  10.44          $  10.09   $  10.53   $  10.30     $   9.69
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $      5          $      6   $      7   $      5     $      1
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d)                                1. 90%(e),(f)      1.90%      1.86%      1.83%        1.61%(e),(f)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                             5.69%(e)          5.48%      4.98%      5.20%        5.45%(e)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                         62%              130%       124%       133%          26%
----------------------------------------------------------------------------------------------------------------------------
Total return(g)                                            6.70%(h)          2.60%      8.69%     12.01%       (2.19%)(h)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.91% for the six months ended Jan. 31, 2007 and 3.27% for the period ended July 31, 2003.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 37

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                               2007(h)           2006       2005       2004(b)
Net asset value, beginning of period                   $  10.11          $  10.55   $  10.32   $  10.41
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .35               .68        .65        .27
Net gains (losses) (both realized
   and unrealized)                                          .37              (.30)       .35       (.10)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .72               .38       1.00        .17
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.37)             (.67)      (.65)      (.26)
Distributions from realized gains                            --              (.15)      (.12)        --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.37)             (.82)      (.77)      (.26)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  10.46          $  10.11   $  10.55   $  10.32
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $    103          $     93   $     69   $     21
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d)                                  .74%(e)           .74%       .74%       .76%(e)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                             6.87%(e)          6.67%      6.15%      6.40%(e)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                         62%              130%       124%       133%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                                            7.32%(g)          3.81%      9.92%      1.58%(g)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

38 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                           2007(i)            2006       2005      2004      2003(b)
Net asset value, beginning of period                $ 10.10           $  10.54   $  10.31   $  9.70   $  9.97
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .34                .66        .62       .63       .06
Net gains (losses) (both realized and unrealized)       .37               (.31)       .36       .61      (.27)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                        .71                .35        .98      1.24      (.21)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.36)              (.64)      (.63)     (.63)     (.06)
Distributions from realized gains                        --               (.15)      (.12)       --        --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                    (.36)              (.79)      (.75)     (.63)     (.06)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 10.45           $  10.10   $  10.54   $ 10.31   $  9.70
---------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)             $    --           $     --   $     --   $    --   $    --
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d)                              .98%(e),(f)        .97%       .94%      .92%     1.01%(e),(f)
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                         6.56%(e)           6.42%      5.91%     6.08%     5.71%(e)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                     62%               130%       124%      133%       26%
---------------------------------------------------------------------------------------------------------------------
Total return(g)                                        7.20%(h)           3.57%      9.70%    13.00%    (2.03%)(h)
---------------------------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.99% for the six months ended Jan. 31, 2007 and 2.35% for the period ended July 31, 2003.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT 39

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

40 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2007 SEMIANNUAL REPORT

RIVERSOURCE(R) INCOME OPPORTUNITIES FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                         This report must be accompanied or
                         preceded by the Fund's current
                         prospectus. RiverSource(R) mutual
                         funds are distributed by
                         RiverSource Distributors, Inc. and
                         Ameriprise Financial Services,
                         Inc., Members NASD, and managed by
                         RiverSource Investments, LLC. These
RIVERSOURCE [LOGO](R)    companies are part of Ameriprise
      INVESTMENTS        Financial, Inc.                       S-6277 E (3/07)

  Semiannual Report

                                                         RIVERSOURCE [LOGO](R)
                                                              INVESTMENTS

  RIVERSOURCE(R)
  INFLATION PROTECTED SECURITIES FUND

  SEMIANNUAL REPORT FOR
  THE PERIOD ENDED
  JAN. 31, 2007

> RIVERSOURCE INFLATION PROTECTED
  SECURITIES FUND SEEKS TO
  PROVIDE SHAREHOLDERS WITH TOTAL
  RETURN THAT EXCEEDS THE RATE OF
  INFLATION OVER THE LONG TERM.

TABLE OF CONTENTS

Fund Snapshot ...........................................................    3

Performance Summary .....................................................    5

Questions & Answers
  with Portfolio Management .............................................    7

Fund Expenses Example ...................................................   10

Investments in Securities ...............................................   12

Financial Statements ....................................................   13

Notes to Financial Statements ...........................................   17

Proxy Voting ............................................................   33

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2007

FUND OVERVIEW

RiverSource Inflation Protected Securities Fund invests primarily in inflation-protected debt securities issued by the U.S. Treasury known as TIPS. The Fund's high quality portfolio minimizes credit risk and offers long-term inflation protection.

SECTOR BREAKDOWN

Percentage of portfolio assets

U.S. Government Obligations        99.4%         [PIE CHART]
Cash & Cash Equivalents             0.6%

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                         100.0%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT.    LONG
           X           HIGH
                       MEDIUM   QUALITY
                       LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Principal risks associated with the RiverSource Inflation Protected Securities Fund include credit risk, diversification risk, market risk, inflation protected securities risk, and interest rate risk. See the fund's prospectus for information on these and other risks associated with the fund. Treasury Inflation Protected Securities (TIPS) are backed by the full faith and credit of the U.S. Government. The U.S. Government guarantee applies only to the underlying TIPS securities, and not the Fund itself.


------------------------------------------------------------------------------

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT JAN. 31, 2007

  FUND FACTS
                                TICKER SYMBOL        INCEPTION DATE
Class A                             APSAX                 3/4/04
Class B                             APSBX                 3/4/04
Class C                                --                 3/4/04
Class I                             AIPIX                 3/4/04
Class R4(1)                            --                 3/4/04
Class W                                --                12/1/06

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

Total net assets                                  $300.2 million

Number of holdings                                            13

Weighted average life(1)                               9.5 years

Effective duration(2)                                  5.4 years

Weighted average bond rating(3)                              AAA

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases. This number reflects an adjustment for the inflation adjustment component of the Fund's holdings.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

PORTFOLIO MANAGER
                                                       YEARS IN INDUSTRY
Jamie Jackson, CFA                                            18

The Fund is managed by a team led by Jamie Jackson.


------------------------------------------------------------------------------

4  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                            PERFORMANCE COMPARISON
                 For the six-month period ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Inflation Protected Securities Fund
Class A (excluding sales charge)                                        +0.40%
Lehman Brothers U.S. Treasury Inflation
Notes Index(1) (unmanaged)                                              +0.79%

(1) The Lehman Brothers U.S. Treasury Inflation Notes Index, an unmanaged index, measures the performance of the inflation protected obligations of the U.S. Treasury. The index reflects reinvestment of all distributions and changes in market prices.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The index does not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                 CLASS A   CLASS B   CLASS C   CLASS I   CLASS R4(b)   CLASS W(b)
Total             0.96%     1.71%     1.71%     0.58%      0.88%         1.03%
Net Expenses(a)   0.84%     1.62%     1.62%     0.49%      0.69%         0.93%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.84% for Class A; 1.62% for Class B; 1.62% for Class C; 0.49% for Class I; 0.69% for Class R4; and 0.93% for Class
      W.

(b) Effective Dec. 11, 2006, Class Y was renamed Class R4. Inception date for Class W is Dec. 1, 2006. For Class W, expenses are based on estimated amounts for the current fiscal year.


------------------------------------------------------------------------------

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                       SINCE
Without sales charge                     6 MONTHS*      1 YEAR       INCEPTION
Class A (inception 3/4/04)                 +0.40%       +0.10%        +2.06%
Class B (inception 3/4/04)                 +0.11%       -0.68%        +1.28%
Class C (inception 3/4/04)                 +0.11%       -0.68%        +1.26%
Class I (inception 3/4/04)                 +0.58%       +0.44%        +2.35%
Class R4** (inception 3/4/04)              +0.57%       +0.24%        +2.21%
Class W (inception 12/1/06)                  N/A          N/A         -2.57%*
With sales charge
Class A (inception 3/4/04)                 -4.37%       -4.66%        +0.37%
Class B (inception 3/4/04)                 -4.80%       -5.49%        +0.00%
Class C (inception 3/4/04)                 -0.87%       -1.64%        +1.26%

AT DEC. 31, 2006

                                                                       SINCE
Without sales charge                    6 MONTHS*       1 YEAR       INCEPTION
Class A (inception 3/4/04)                 +1.90%       -0.01%        +2.10%
Class B (inception 3/4/04)                 +1.51%       -0.79%        +1.28%
Class C (inception 3/4/04)                 +1.62%       -0.69%        +1.30%
Class I (inception 3/4/04)                 +2.08%       +0.33%        +2.39%
Class R4** (inception 3/4/04)              +1.97%       +0.14%        +2.25%
Class W (inception 12/1/06)                  N/A          N/A         -2.64%*
With sales charge
Class A (inception 3/4/04)                 -2.93%       -4.76%        +0.35%
Class B (inception 3/4/04)                 -3.45%       -5.60%        -0.04%
Class C (inception 3/4/04)                 +0.62%       -1.65%        +1.30%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 shares are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *    Not annualized.

**    Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

6  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Jamie Jackson, portfolio manager for RiverSource Inflation Protected Securities Fund, discusses the Fund's results and strategy for the six months ended Jan. 31, 2007.

At Jan. 31, 2007, approximately 65% of the Fund's shares were owned in aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Inflation Protected Securities Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 24, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Inflation Protected Securities Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 10 and 21.

Q: How did RiverSource Inflation Protected Securities Fund perform for the semiannual period?

A: RiverSource Inflation Protected Securities Fund's Class A shares (excluding sales charge) returned 0.40% for the six months ended Jan. 31, 2007. The Fund underperformed its benchmark, the unmanaged Lehman Brothers U.S. Treasury Inflation Notes Index (Lehman Index), which gained 0.79%.

Q:    What factors most significantly affected the Fund's performance?

A: The Fund's significant exposure to Treasury Inflation Protected Securities (TIPS), whose interest payments are automatically adjusted to help offset inflation, challenged the Fund during this six-month period. Yields of TIPS generally moved higher during the period given that inflation was below expectations. This muted Fund returns, as bond yields and prices typically move in opposite directions. Overall U.S. inflation declined by 0.49% during the six-month period and was attributed to the dramatic fall in energy prices seen during the period.

      When reviewing the performance of TIPS, it is critical to distinguish between overall inflation and core inflation. Overall inflation takes into consideration food and energy as a component of the cost of living. It is the overall inflation rate to which the principal and interest on TIPS are tied. Actual inflation came in lower than expected for the period, and that lower inflation got passed through the assets in the Fund. In contrast, core inflation, a measure closely monitored by


------------------------------------------------------------------------------

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

      the Federal Reserve Board (the Fed), which excludes food and energy, often changes significantly on a monthly basis. Core inflation moved higher during the period, realizing the Fed's worries about inflation pressures.

      The Fund was hurt by holding no nominal U.S. Treasuries during the period, as TIPS underperformed nominal Treasury securities, or non-inflation protected Treasury securities, for the six months. TIPS were hurt by a greater increase in yields compared to nominal Treasuries, from a longer duration than nominal Treasuries, and from declining inflation figures.

      Benefiting the Fund was its position in non-U.S. dollar bonds. Non-U.S. dollar bonds are bonds denominated in foreign currencies. Non-U.S. dollar bonds performed well based on comparatively smaller rate increases in other countries. Select and effective currency positioning further helped the Fund, as the U.S. dollar weakened during the period vs. the euro and the British pound, where the Fund held positions. Remember, as the value of the U.S. dollar decreases, the dollar value of foreign investments typically increases and vice versa.

      YIELDS OF TIPS GENERALLY MOVED HIGHER DURING THE PERIOD GIVEN THAT INFLATION WAS BELOW EXPECTATIONS.

Q:    What changes did you make to the Fund's portfolio during the period?

A: As the TIPS yield curve remained modestly inverted throughout most of the period, meaning yields at the short-term end of the curve were higher than those at the longer-term end of the curve, we maintained the Fund's barbell position throughout. In other words, we weighted the Fund to a mix of short-term and long-term bonds and had a more moderate exposure to intermediate-term securities. This strategy enabled the Fund to benefit from high short-term yields as well as from yields on long-term securities that were higher than those of intermediate-term securities. When the inverted yield curve started to ease, we shifted some of the shorter-term securities in the Fund's portfolio to longer dated securities.


------------------------------------------------------------------------------

8  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q:    How do you intend to manage the Fund in the coming months?

A: In our view, core inflation will probably stay north of 2%, owing to moderately higher inflation expectations. After all, the price of crude oil still is very high compared to its average during the period of disinflation from 1980 to 2003 and the weakness in the U.S. dollar does nothing to ease core inflation pressures. The bottom line, in our view, is that the economy may remain sluggish longer than many now expect, but it still will not be soft enough to remove all inflation concerns. Furthermore, these combined factors should keep the Fed on hold, with the federal funds rate at its current 5.25%, for longer than the market currently anticipates. As a result, we currently intend to maintain the Fund's current duration positioning, or interest rate risk, shorter than the Lehman Index for the near term.

      We will continue to closely monitor inflation figures, real rates, security prices, economic data and Fed policy shifts and adjust the portfolio's holdings and duration stance if necessary.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


------------------------------------------------------------------------------

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

10  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

                                     BEGINNING        ENDING          EXPENSES
                                   ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                                   AUG. 1, 2006    JAN. 31, 2007    THE PERIOD(a)   EXPENSE RATIO
Class A
  Actual(b)                           $1,000         $1,004.00          $4.24           .84%
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.97          $4.28           .84%

Class B
  Actual(b)                           $1,000         $1,001.10          $8.17          1.62%
  Hypothetical
  (5% return before expenses)         $1,000         $1,017.04          $8.24          1.62%

Class C
  Actual(b)                           $1,000         $1,001.10          $8.17          1.62%
  Hypothetical
  (5% return before expenses)         $1,000         $1,017.04          $8.24          1.62%

Class I
  Actual(b)                           $1,000         $1,005.80          $2.48           .49%
  Hypothetical
  (5% return before expenses)         $1,000         $1,022.74          $2.50           .49%

Class R4
  Actual(b)                           $1,000         $1,005.70          $3.29(c)        .65%
  Hypothetical
  (5% return before expenses)         $1,000         $1,021.93          $3.31(c)        .65%

Class W
  Actual(d)                              N/A               N/A            N/A           N/A
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.52          $4.74           .93%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Jan. 31, 2007:
      +0.40% for Class A, +0.11% for Class B, +0.11% for Class C, +0.58% for
      Class I and +0.57% for Class R4.

(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.69% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective
      Dec. 11, 2006. If these changes had been in place for the six-month period ended Jan. 31, 2007, the actual expenses paid for Class R4 would have been $3.49 and the hypothetical expenses paid for Class R4 would have been $3.52.

(d) The actual values and expenses paid are not presented because Class W does not have a full six months of history. The inception date of Class
      W is Dec. 1, 2006.


------------------------------------------------------------------------------

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  11

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (99.1%)

ISSUER                COUPON          PRINCIPAL               VALUE(a)
                       RATE            AMOUNT
U.S. GOVERNMENT OBLIGATIONS(b)
U.S. Treasury Inflation-Indexed Bond
  01-15-08             3.63%        $  33,677,370        $  34,002,001
  04-15-10             0.88            35,101,440           33,373,582
  07-15-12             3.00            14,575,224           15,030,029
  01-15-14             2.00            31,015,811           30,184,506
  07-15-14             2.00            24,748,276           24,065,382
  01-15-15             1.63            26,151,077           24,663,586
  01-15-16             2.00            39,697,448           38,416,226
  07-15-16             2.50            11,873,939           11,984,194
  01-15-17             2.38            14,988,450           14,981,250
  01-15-25             2.38            22,866,766           22,722,573
  04-15-28             3.63            35,408,194           42,628,845
  04-15-29             3.88             4,339,261            5,448,726
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $302,795,094)                                     $ 297,500,900
-----------------------------------------------------------------------

MONEY MARKET FUND (0.6%)

                                         SHARES               VALUE(a)
RiverSource Short-Term
  Cash Fund                            1,878,254(c)      $   1,878,254
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,878,254)                                       $   1,878,254
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $304,673,348)(d)                                  $ 299,379,154
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)   Affiliated Money Market Fund - See Note 5 to the financial statements.

(d) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $304,673,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $   263,000
      Unrealized depreciation                                      (5,557,000)
      ------------------------------------------------------------------------
      Net unrealized depreciation                                 $(5,294,000)
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

12  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JAN. 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $302,795,094)                                      $  297,500,900
   Affiliated money market fund (identified cost $1,878,254) (Note 5)                            1,878,254
-----------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $304,673,348)                                 299,379,154
Capital shares receivable                                                                           14,625
Accrued interest receivable                                                                        777,493
Receivable for investment securities sold                                                       15,258,282
-----------------------------------------------------------------------------------------------------------
Total assets                                                                                   315,429,554
-----------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                                                  156,428
Capital shares payable                                                                              80,580
Payable for investment securities purchased                                                     14,970,703
Accrued investment management services fee                                                           3,605
Accrued distribution fee                                                                             1,279
Accrued transfer agency fee                                                                             53
Accrued administrative services fee                                                                    574
Other accrued expenses                                                                              49,697
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                                               15,262,919
-----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                          $  300,166,635
===========================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                    $      314,893
Additional paid-in capital                                                                     313,611,874
Excess of distributions over net investment income                                              (4,125,854)
Accumulated net realized gain (loss) (Note 7)                                                   (4,340,084)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                           (5,294,194)
-----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                    $  300,166,635
===========================================================================================================
Net assets applicable to outstanding shares:            Class A                             $   78,598,214
                                                        Class B                             $   25,088,748
                                                        Class C                             $    2,087,149
                                                        Class I                             $  194,378,137
                                                        Class R4                            $        9,534
                                                        Class W                             $        4,853
Net asset value per share of outstanding capital stock: Class A shares       8,244,125      $         9.53
                                                        Class B shares       2,632,845      $         9.53
                                                        Class C shares         219,014      $         9.53
                                                        Class I shares      20,391,758      $         9.53
                                                        Class R4 shares          1,000      $         9.53
                                                        Class W shares             509      $         9.53
-----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  13

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JAN. 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                                                    $    1,747,136
Income distributions from affiliated money market fund (Note 5)                                     43,806
-----------------------------------------------------------------------------------------------------------
Total income                                                                                     1,790,942
-----------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                                 648,163
Distribution fee
   Class A                                                                                         111,362
   Class B                                                                                         151,895
   Class C                                                                                          12,995
   Class W                                                                                               2
Transfer agency fee
   Class A                                                                                          66,574
   Class B                                                                                          24,065
   Class C                                                                                           2,026
   Class R4                                                                                            110
   Class W                                                                                               2
Service fee -- Class R4                                                                                 90
Administrative services fees and expenses                                                          103,117
Plan administration services fee -- Class R4                                                             9
Compensation of board members                                                                        2,819
Custodian fees                                                                                      10,770
Printing and postage                                                                                19,320
Registration fees                                                                                   42,621
Professional fees                                                                                   11,200
Other                                                                                               11,139
-----------------------------------------------------------------------------------------------------------
Total expenses                                                                                   1,218,279
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)               (154,859)
-----------------------------------------------------------------------------------------------------------
                                                                                                 1,063,420
   Earnings and bank fee credits on cash balances (Note 2)                                          (3,843)
-----------------------------------------------------------------------------------------------------------
Total net expenses                                                                               1,059,577
-----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                    731,365
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions (Note 3)                                      (2,121,948)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                            2,915,797
-----------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                              793,849
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             $    1,525,214
===========================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

14  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             JAN. 31, 2007      JULY 31, 2006
                                                                            SIX MONTHS ENDED      YEAR ENDED
                                                                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                             $      731,365      $   11,706,408
Net realized gain (loss) on investments                                         (2,121,948)         (1,902,038)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies            2,915,797          (6,880,013)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  1,525,214           2,924,357
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                                   (2,052,616)         (4,144,750)
      Class B                                                                     (592,392)         (1,630,331)
      Class C                                                                      (51,280)           (126,451)
      Class I                                                                   (4,051,225)         (4,218,952)
      Class R4                                                                      (6,082)            (33,920)
      Class W                                                                          (19)                N/A
   Net realized gain
      Class A                                                                           --            (338,732)
      Class B                                                                           --            (169,903)
      Class C                                                                           --             (13,108)
      Class I                                                                           --            (218,717)
      Class R4                                                                          --                 (33)
---------------------------------------------------------------------------------------------------------------
Total distributions                                                             (6,753,614)        (10,894,897)
---------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  15

                                                                             JAN. 31, 2007      JULY 31, 2006
                                                                            SIX MONTHS ENDED      YEAR ENDED
                                                                              (UNAUDITED)
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                                  $   10,908,000      $   55,061,508
   Class B shares                                                                2,096,438          21,565,206
   Class C shares                                                                  201,976           1,194,571
   Class I shares                                                               47,989,607         101,552,558
   Class R4 shares                                                                  33,860           2,274,318
   Class W shares                                                                    5,000                 N/A
Reinvestment of distributions at net asset value
   Class A shares                                                                1,929,776           4,079,175
   Class B shares                                                                  564,510           1,637,698
   Class C shares                                                                   49,740             129,416
   Class I shares                                                                4,094,910           4,286,454
   Class R4 shares                                                                     106              31,448
Payments for redemptions
   Class A shares                                                              (26,381,418)        (48,324,842)
   Class B shares (Note 2)                                                     (11,420,855)        (35,719,575)
   Class C shares (Note 2)                                                      (1,027,654)         (2,071,943)
   Class I shares                                                               (2,271,595)         (7,000,917)
   Class R4 shares                                                              (2,070,746)           (238,302)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions               24,701,655          98,456,773
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                         19,473,255          90,486,233
Net assets at beginning of period                                              280,693,380         190,207,147
---------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                 $  300,166,635      $  280,693,380
===============================================================================================================
Undistributed (excess of distributions over) net investment income          $   (4,125,854)     $    1,896,395
---------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

16  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

The Fund offers Class A, Class B, Class C and Class R4 shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

At Jan. 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class R4 shares.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Jan. 31, 2007, Ameriprise Financial, RiverSource Life Insurance Company (formerly IDS Life Insurance Company) and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. At Jan. 31, 2007, Ameriprise Financial owned 100% of Class W shares.

At Jan. 31, 2007, Ameriprise Financial, RiverSource Life Insurance Company and the affiliated funds-of-funds owned approximately 65% of the total outstanding Fund shares.


------------------------------------------------------------------------------

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  17

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


------------------------------------------------------------------------------

18  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


------------------------------------------------------------------------------

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  19

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and paid monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


------------------------------------------------------------------------------

20  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.44% to 0.25% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.

Other expenses in the amount of $4,672 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records.

The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00


------------------------------------------------------------------------------

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  21

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $18.50 per shareholder account.

In addition, with the introduction of Class W shares, the Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.20% of the Funds average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $49,255 for Class A, $23,089 for Class B and $336 for Class C for the six months ended Jan. 31, 2007.


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22  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses to 0.84% for Class A, 1.62% for Class B, 1.62% for Class C, 0.49% for Class I, 0.65% for Class R4 and 0.93% for Class W. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class R4 were $22,029, $5,035, $405 and $31, respectively, and the management fees waived at the Fund level were $127,359. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.84% for Class A, 1.62% for Class B, 1.62% for Class C, 0.49% for Class I, 0.69% for Class R4 and 0.93% for Class W of the Fund's average daily net assets.

During the six months ended Jan. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $3,843 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short term obligations) aggregated $132,006,040 and $113,378,577, respectively, for the six months ended Jan. 31, 2007. Realized gains and losses are determined on an identified cost basis.


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RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  23

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         SIX MONTHS ENDED JAN. 31, 2007
                   CLASS A       CLASS B       CLASS C      CLASS I     CLASS R4*    CLASS W**
-----------------------------------------------------------------------------------------------
Sold               1,122,368       215,801       20,812     4,983,014       3,554          509
Issued for
  reinvested
  distributions      198,554        58,060        5,115       421,930          11           --
Redeemed          (2,726,142)   (1,180,241)    (106,227)     (234,372)   (213,095)          --
-----------------------------------------------------------------------------------------------
Net increase
  (decrease)      (1,405,220)     (906,380)     (80,300)    5,170,572    (209,530)         509
-----------------------------------------------------------------------------------------------

                                            YEAR ENDED JULY 31, 2006
                   CLASS A       CLASS B       CLASS C      CLASS I     CLASS R4*    CLASS W
-----------------------------------------------------------------------------------------------
Sold               5,564,370     2,172,183      120,710    10,350,133     231,084          N/A
Issued for
  reinvested
  distributions      414,755       166,395       13,145       439,002       3,270          N/A
Redeemed          (4,936,073)   (3,644,296)    (211,346)     (729,290)    (24,824)         N/A
-----------------------------------------------------------------------------------------------
Net increase
  (decrease)       1,043,052    (1,305,718)     (77,491)   10,059,845     209,530          N/A
-----------------------------------------------------------------------------------------------

 *    Effective Dec. 11, 2006, Class Y was renamed Class R4.

**    Inception date is Dec. 1, 2006.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the six months ended Jan. 31, 2007.


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24  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $1,946,291 at July 31, 2006, that if not offset by capital gains will expire in 2015. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


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RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  25

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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26  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                2007(i)     2006      2005      2004(b)
Net asset value, beginning of period      $ 9.71      $10.02    $ 9.82    $10.15
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .02         .47       .33       .21
Net gains (losses) (both realized
  and unrealized)                            .03        (.33)      .21      (.34)
-------------------------------------------------------------------------------------
Total from investment operations             .05         .14       .54      (.13)
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.23)       (.42)     (.34)     (.20)
Distributions from realized gains             --        (.03)       --        --
-------------------------------------------------------------------------------------
Total distributions                         (.23)       (.45)     (.34)     (.20)
-------------------------------------------------------------------------------------
Net asset value, end of period            $ 9.53      $ 9.71    $10.02    $ 9.82
-------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $   79      $   94    $   86    $   38
-------------------------------------------------------------------------------------
Ratio of expenses to average
  daily net assets(c),(d),(e)                .84%(f)     .84%      .84%      .84%(f)
-------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                .60%(f)    4.71%     3.47%     5.83%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)           39%         58%       43%       11%
-------------------------------------------------------------------------------------
Total return(g)                              .40%(h)    1.53%     5.43%    (1.25%)(h)
-------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.97% for the six months ended Jan. 31, 2007 and 0.96%, 1.01% and 1.52% for the periods ended July 31, 2006, 2005 and 2004, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


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RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  27

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                2007(i)     2006      2005      2004(b)
Net asset value, beginning of period      $ 9.70      $10.01    $ 9.82    $10.15
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  --         .39       .25       .18
Net gains (losses) (both realized
  and unrealized)                            .02        (.33)      .20      (.34)
-------------------------------------------------------------------------------------
Total from investment operations             .02         .06       .45      (.16)
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.19)       (.34)     (.26)     (.17)
Distributions from realized gains             --        (.03)       --        --
-------------------------------------------------------------------------------------
Total distributions                         (.19)       (.37)     (.26)     (.17)
-------------------------------------------------------------------------------------
Net asset value, end of period            $ 9.53      $ 9.70    $10.01    $ 9.82
-------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $   25      $   34    $   49    $   15
-------------------------------------------------------------------------------------
Ratio of expenses to average
  daily net assets(c),(d),(e)               1.62%(f)    1.62%     1.62%     1.62%(f)
-------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets              (.06%)(f)    3.81%     2.80%     5.09%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)           39%         58%       43%       11%
-------------------------------------------------------------------------------------
Total return(g)                              .11%(h)     .73%     4.52%    (1.54%)(h)
-------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.73% for the six months ended Jan. 31, 2007 and 1.71%, 1.77% and 2.30% for the periods ended July 31, 2006, 2005 and 2004, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


--------------------------------------------------------------------------------

28  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                2007(i)     2006      2005      2004(b)
Net asset value, beginning of period      $ 9.70      $10.01    $ 9.82    $10.15
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  --         .39       .25       .18
Net gains (losses) (both realized
  and unrealized)                            .02        (.33)      .20      (.35)
-------------------------------------------------------------------------------------
Total from investment operations             .02         .06       .45      (.17)
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.19)       (.34)     (.26)     (.16)
Distributions from realized gains             --        (.03)       --        --
-------------------------------------------------------------------------------------
Total distributions                         (.19)       (.37)     (.26)     (.16)
-------------------------------------------------------------------------------------
Net asset value, end of period            $ 9.53      $ 9.70    $10.01    $ 9.82
-------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $    2      $    3    $    4    $    2
-------------------------------------------------------------------------------------
Ratio of expenses to average
  daily net assets(c),(d),(e)               1.62%(f)    1.62%     1.62%     1.61%(f)
-------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                .01%(f)    3.79%     2.74%     4.99%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)           39%         58%       43%       11%
-------------------------------------------------------------------------------------
Total return(g)                              .11%(h)     .73%     4.51%    (1.58%)(h)
-------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.73% for the six months ended Jan. 31, 2007 and 1.71%, 1.76% and 2.30% for the periods ended July 31, 2006, 2005 and 2004, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


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RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  29

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                2007(i)     2006      2005      2004(b)
Net asset value, beginning of period      $ 9.71      $10.02    $ 9.82    $10.15
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .03         .50       .36       .22
Net gains (losses) (both realized
  and unrealized)                            .03        (.33)      .20      (.34)
-------------------------------------------------------------------------------------
Total from investment operations             .06         .17       .56      (.12)
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.24)       (.45)     (.36)     (.21)
Distributions from realized gains             --        (.03)       --        --
-------------------------------------------------------------------------------------
Total distributions                         (.24)       (.48)     (.36)     (.21)
-------------------------------------------------------------------------------------
Net asset value, end of period            $ 9.53      $ 9.71    $10.02    $ 9.82
-------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $  194      $  148    $   52    $   13
-------------------------------------------------------------------------------------
Ratio of expenses to average
  daily net assets (c),(d),(e)               .49%(f)     .53%      .59%      .59%(f)
-------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                .55%(f)    5.33%     3.82%     6.28%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)           39%         58%       43%       11%
-------------------------------------------------------------------------------------
Total return(g)                              .58%(h)    1.84%     5.69%    (1.14%)(h)
-------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.58% for the six months ended Jan. 31, 2007 and 0.58%, 0.65% and 1.27% for the periods ended July 31, 2006, 2005 and 2004, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


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30  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                2007(i)     2006      2005      2004(b)
Net asset value, beginning of period      $ 9.70      $10.02    $ 9.82    $10.15
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .04         .47       .35       .22
Net gains (losses) (both realized
  and unrealized)                            .02        (.33)      .20      (.35)
-------------------------------------------------------------------------------------
Total from investment operations             .06         .14       .55      (.13)
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.23)       (.43)     (.35)     (.20)
Distributions from realized gains             --        (.03)       --        --
-------------------------------------------------------------------------------------
Total distributions                         (.23)       (.46)     (.35)     (.20)
-------------------------------------------------------------------------------------
Net asset value, end of period            $ 9.53      $ 9.70    $10.02    $ 9.82
-------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $   --      $    2    $   --    $   --
-------------------------------------------------------------------------------------
Ratio of expenses to average
  daily net assets(c),(d),(e)                .65%(f)     .69%      .69%      .69%(f)
-------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets               2.97%(f)    6.20%     3.36%     5.79%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)           39%         58%       43%       11%
-------------------------------------------------------------------------------------
Total return(g)                              .57%(h)    1.57%     5.58%    (1.19%)(h)
-------------------------------------------------------------------------------------

  *   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.76% for the six months ended Jan. 31, 2007 and 0.79%, 0.86% and 1.37% for the periods ended July 31, 2006,
      2005 and 2004, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


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RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  31

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                2007(b)
Net asset value, beginning of period      $ 9.82
-----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                (.09)
Net gains (losses) (both realized
  and unrealized)                           (.17)
-----------------------------------------------------
Total from investment operations            (.26)
-----------------------------------------------------
LESS DISTRIBUTIONS:
-----------------------------------------------------
Dividends from net investment income        (.03)
-----------------------------------------------------
Net asset value, end of period            $ 9.53
-----------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $   --
-----------------------------------------------------
Ratio of expenses to average
  daily net assets (c),(d),(e)               .93%(f)
-----------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets              (2.53%)(f)
-----------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)           39%
-----------------------------------------------------
Total return(g)                            (2.57%)(h)
-----------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 1, 2006 (inception date) to Jan. 31, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class W would have been 1.08% for the period ended Jan. 31, 2007.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

------------------------------------------------------------------------------

32  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - 2007 SEMIANNUAL REPORT  33

RIVERSOURCE(R) INFLATION PROTECTED SECURITIES FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                         This report must be accompanied or
                         preceded by the Fund's current
                         prospectus. RiverSource(R) mutual
                         funds are distributed by
                         RiverSource Distributors, Inc. and
                         Ameriprise Financial Services,
                         Inc., Members NASD, and managed by
                         RiverSource Investments, LLC. These
RIVERSOURCE [LOGO](R)    companies are part of Ameriprise
      INVESTMENTS        Financial, Inc.                       S-6291 D (3/07)

  Semiannual Report

                                                         RIVERSOURCE [LOGO](R)
                                                             INVESTMENTS

  RIVERSOURCE(R)
  LIMITED DURATION BOND FUND

  SEMIANNUAL REPORT
  FOR THE PERIOD ENDED
  JAN. 31, 2007

> RIVERSOURCE LIMITED DURATION
  BOND FUND SEEKS TO PROVIDE
  SHAREHOLDERS WITH A LEVEL OF
  CURRENT INCOME CONSISTENT WITH
  PRESERVATION OF CAPITAL.

TABLE OF CONTENTS
Fund Snapshot ...........................................................    3

Performance Summary .....................................................    5

Questions & Answers
  with Portfolio Management .............................................    7

Fund Expenses Example ...................................................   10

Investments in Securities ...............................................   12

Financial Statements ....................................................   23

Notes to Financial Statements ...........................................   27

Proxy Voting ............................................................   45

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2007

FUND OVERVIEW

RiverSource Limited Duration Bond Fund seeks to provide investors greater income potential than short-term bonds can provide. The Fund invests primarily in short- to intermediate-term investment grade bonds that are included in the Lehman Brothers Intermediate Aggregate Bond Index such as U.S. government, corporate and mortgage-backed securities. The Fund's shorter term portfolio helps reduce volatility when interest rates fluctuate and offers diversified exposure across several sectors of the fixed income market.

SECTOR BREAKDOWN

Percentage of portfolio assets

Mortgage-Backed                               48.8%
U.S. Government Obligations & Agencies        22.6%
Commercial Mortgage-Backed                    13.3%     [PIE CHART]
Corporate Bonds(1)                             7.4%
Cash & Cash Equivalents                        4.3%
Asset-Backed                                   3.6%

(1)   Includes Telecommunication 2.3%, Financials 2.0%, Utilities 1.8%,
      Consumer Staples 0.5%, Energy 0.5%, Consumer Discretionary 0.2% and
      Materials 0.1%.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                                     91.0%
AA bonds                                       0.2%
A bonds                                        3.3%     [PIE CHART]
BBB bonds                                      5.4%
Non-investment grade bonds                     0.1%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including the impact of interest rates and credit. These and other risk considerations are discussed in the fund's prospectus. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT JAN. 31, 2007

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
  X                  HIGH
                     MEDIUM   QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SEC YIELDS

                                   AT JAN. 31, 2007     AT DEC. 29, 2006(1)
Class A                                  4.27%                 4.11%
Class B                                  3.73%                 3.56%
Class C                                  3.75%                 3.55%
Class I                                  4.83%                 4.68%
Class R4(2)                              4.67%                 4.47%
Class W                                  4.46%                  N/A(3)

(1)   The last business day of the period.

(2)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(3) The SEC Yield is not presented because at Dec. 29, 2006 Class W did not have a full 31-day period of history. The inception date of Class W was Dec. 1, 2006.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures.

See Average Annual Total Returns on page 6 for additional performance information.

PORTFOLIO MANAGERS

                                                       YEARS IN INDUSTRY
Jamie Jackson, CFA                                            18
Scott Kirby                                                   27
Tom Murphy, CFA                                               20

FUND FACTS

                                     TICKER SYMBOL       INCEPTION DATE
Class A                                  ALDAX                6/19/03
Class B                                  ALDBX                6/19/03
Class C                                     --                6/19/03
Class I                                  ALDIX                 3/4/04
Class R4(1)                                 --                6/19/03
Class W                                     --                12/1/06

Total net assets                                       $150.6 million

Number of holdings                                                273

Weighted average life(2)                                    4.7 years

Effective duration(3)                                       3.5 years

Weight average bond rating(4)                                     AAA

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(2) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(3) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(4) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


------------------------------------------------------------------------------

4  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON
                 For the six-month period ended Jan. 31, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Limited Duration Bond Fund Class A (excluding sales charge)     +3.01%
Lehman Brothers Intermediate Aggregate Bond Index(1) (unmanaged)            +3.44%
Lipper Short-Intermediate Investment Grade Debt Funds Index(2)              +2.94%

(1) The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index of intermediate duration fixed-income securities. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Short-Intermediate Investment Grade Debt Funds Index includes the 30 largest short-intermediate investment grade debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                       CLASS A        CLASS B        CLASS C        CLASS I       CLASS R4(b)   CLASS W(b)
Total                   1.05%          1.82%          1.82%          0.65%           0.96%        1.11%
Net Expenses(a)         0.89%          1.65%          1.66%          0.54%           0.73%        0.97%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.89% for Class A; 1.65% for Class B; 1.66% for Class C; 0.54% for Class I; 0.73% for Class R4; and 0.97% for
      Class W.

(b) Effective Dec. 11, 2006, Class Y was renamed Class R4. Inception date for Class W is Dec. 1, 2006. For Class W, expenses are based on estimated amounts for the current fiscal year.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                                                  SINCE
Without sales charge                         6 MONTHS*         1 YEAR           3 YEARS         INCEPTION
Class A (inception 6/19/03)                   +3.01%           +3.95%            +2.73%           +2.35%
Class B (inception 6/19/03)                   +2.51%           +3.00%            +1.94%           +1.56%
Class C (inception 6/19/03)                   +2.62%           +3.11%            +1.97%           +1.56%
Class I (inception 3/4/04)                    +3.19%           +4.28%              N/A            +2.91%
Class R4** (inception 6/19/03)                +3.12%           +4.12%            +2.94%           +2.51%
Class W (inception 12/1/06)                     N/A              N/A               N/A            -0.52%*
With sales charge
Class A (inception 6/19/03)                   -1.88%           -0.99%            +1.08%           +0.98%
Class B (inception 6/19/03)                   -2.49%           -1.97%            +0.67%           +0.78%
Class C (inception 6/19/03)                   +1.62%           +2.11%            +1.97%           +1.56%

AT DEC. 31, 2006

                                                                                                  SINCE
Without sales charge                         6 MONTHS*         1 YEAR           3 YEARS         INCEPTION
Class A (inception 6/19/03)                   +4.22%           +4.09%            +2.95%           +2.39%
Class B (inception 6/19/03)                   +3.72%           +3.15%            +2.12%           +1.60%
Class C (inception 6/19/03)                   +3.72%           +3.25%            +2.15%           +1.60%
Class I (inception 3/4/04)                    +4.29%           +4.31%              N/A            +2.97%
Class R4** (inception 6/19/03)                +4.21%           +4.15%            +3.08%           +2.53%
Class W (inception 12/1/06)                     N/A              N/A               N/A            -0.56%*
With sales charge
Class A (inception 6/19/03)                   -0.73%           -0.86%            +1.29%           +0.99%
Class B (inception 6/19/03)                   -1.28%           -1.83%            +0.84%           +0.81%
Class C (inception 6/19/03)                   +2.72%           +2.25%            +2.15%           +1.60%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 shares are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 * Not annualized.

** Effective Dec. 11, 2006, Class Y was renamed Class R4.


------------------------------------------------------------------------------

6  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, the portfolio management team for RiverSource Limited Duration Bond Fund discusses the Fund's results and positioning for the six months ended Jan. 31, 2007.

At Jan. 31, 2007, approximately 47% of the Fund's shares were owned in aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Limited Duration Bond Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 35, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Limited Duration Bond Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 10 and 32.

Q: How did RiverSource Limited Duration Bond Fund perform for the semiannual period?

A: RiverSource Limited Duration Bond Fund's Class A shares (excluding sales charge) returned 3.01% for the six months ended Jan. 31, 2007. The Fund underperformed its benchmark, the unmanaged Lehman Brothers Intermediate Aggregate Bond Index (Lehman Index), which gained 3.44%. The Fund outperformed its peer group, as represented by the Lipper Short-Intermediate Investment Grade Debt Funds Index, which returned 2.94% during the same period.

      THE U.S. BOND MARKET POSTED SOLID GAINS DURING THE SIX-MONTH PERIOD.

Q:    What factors most significantly affected the Fund's performance?

A: The U.S. bond market posted solid gains during the six-month period. Interest rates fell modestly during the period despite the strong economic backdrop, as investors focused on muted inflation readings and continued softness in the housing market. Stocks rallied strongly with solid economic growth and scant inflation. Overall, riskier fixed income sectors generally outperformed higher quality sectors during the period.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

      Contributing positively to the Fund's results was effective sector positioning overall, particularly significant allocations to mortgage-backed securities and commercial mortgage-backed securities
      (CMBS), as these sectors outperformed equivalent-duration Treasuries and the Lehman Index during the period. Strong issue selection within both CMBS and the investment grade corporate bond sector further helped the Fund's performance.

      Conversely, the Fund's modest exposure to investment grade corporate bonds and agency securities detracted a bit, as these non-Treasury sectors also outperformed both equivalent-duration U.S. Treasuries and the Lehman Index for the annual period. Another factor detracting from the Fund's results during the period was its defensive posture on duration to help mitigate the Fund's interest rate risk. Duration is a measure of the Fund's sensitivity to interest rate changes and when interest rates fell modestly during the period instead of rising, the Fund's results lagged.

Q:    What changes did you make to the Fund's portfolio during the period?

A: We tactically managed the Fund's duration positioning during the period. We shortened the Fund's duration relative to the Lehman Index beginning in August, as interest rates adjusted to market expectations regarding the pace of economic growth and changes in anticipated inflation data. We modestly reduced the Fund's allocation to mortgage-backed securities and trimmed the Fund's exposure to investment grade corporate bonds, using the proceeds in sectors where we found better value. Lastly, we decreased the Fund's position in CMBS upon expectations of modest weakness in the sector from a large new issue calendar in the first quarter of 2007. Overall, the Fund's portfolio turnover rate for the annual period was 133%.

      WE CONTINUE TO FAVOR SHORTER MATURITY NOTES OVER LONGER MATURITY BONDS DURING THE COMING MONTHS, AS WE EXPECT THEM TO OUTPERFORM LONGER-TERM BONDS OVER THE MEDIUM TERM.


------------------------------------------------------------------------------

8  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q:    How do you intend to manage the Fund in the coming months?

A: With inflation still a factor, the Federal Reserve Board (the Fed) has left the targeted federal funds rate unchanged at 5.25%. Upcoming data on both inflation and economic growth will no doubt play an important role in the Fed's decisions during the year. Based on the current inverted shape of the fixed income yield curve, meaning that long-term rates are lower than short-term rates, we believe current Fed policy will remain in place at least until the second half of 2007 and that long-term interest rates should continue to drift higher.

      Given this view, we expect to maintain the Fund's duration, or interest rate risk, shorter than the Lehman Index for the near term. We continue to expect to favor shorter maturity notes over longer maturity bonds during the coming months, as we expect them to outperform longer-term bonds over the medium term. From a sector perspective, we intend to maintain the Fund's modest exposure to agencies and to investment grade corporate bonds. We intend to maintain sizable positions in CMBS and mortgage-backed securities. The mortgage sector remains attractive given our expectation that interest rates will not move sharply in either direction, but will gravitate higher. As always, we will maintain a disciplined focus on individual security selection.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser(s) to the Fund or any other person in the RiverSource or subadviser organization(s). Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

10  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

                                     BEGINNING            ENDING           EXPENSES
                                   ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ANNUALIZED
                                   AUG. 1, 2006       JAN. 31, 2007     THE PERIOD(a)    EXPENSE RATIO
Class A
  Actual(b)                            $1,000            $1,030.10           $4.55            .89%
  Hypothetical
  (5% return before expenses)          $1,000            $1,020.72           $4.53            .89%
Class B
  Actual(b)                            $1,000            $1,025.10           $8.42           1.65%
  Hypothetical
  (5% return before expenses)          $1,000            $1,016.89           $8.39           1.65%
Class C
  Actual(b)                            $1,000            $1,026.20           $8.48           1.66%
  Hypothetical
  (5% return before expenses)          $1,000            $1,016.84           $8.44           1.66%
Class I
  Actual(b)                            $1,000            $1,031.90           $2.77            .54%
  Hypothetical
  (5% return before expenses)          $1,000            $1,022.48           $2.75            .54%
Class R4
  Actual(b)                            $1,000            $1,031.20           $3.74(c)         .73%
  Hypothetical
  (5% return before expenses)          $1,000            $1,021.53           $3.72(c)         .73%
Class W
  Actual(d)                               N/A                  N/A             N/A            N/A
  Hypothetical
  (5% return before expenses)          $1,000            $1,020.32           $4.94            .97%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Jan. 31, 2007: +3.01 for Class A, +2.51% for Class B, +2.62% for Class C, +3.19% for Class I and +3.12% for Class R4

(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds) will not exceed 0.73% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Jan. 31, 2007, actual and hypothetical expenses paid for Class R4 would have been the same as those presented in the table above.

(d) The actual values and expenses paid are not presented because Class W does not have a full six months of history. The inception date of Class
      W is Dec. 1, 2006.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  11

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (98.3%)

ISSUER                                        COUPON         PRINCIPAL             VALUE(a)
                                               RATE           AMOUNT
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (23.2%)
Federal Farm Credit Bank
  10-10-08                                     4.25%          $720,000             $710,031
Federal Home Loan Bank
  01-18-08                                     4.63          1,855,000            1,847,450
  02-08-08                                     4.63            470,000              467,001
  02-13-08                                     5.25          1,510,000            1,509,642
Federal Home Loan Mtge Corp
  06-15-08                                     3.88          3,665,000            3,601,229
  03-15-09                                     5.75            525,000              531,507
Federal Natl Mtge Assn
  01-15-08                                     4.63          3,860,000            3,834,913
  06-15-08                                     5.25          7,885,000            7,889,495
U.S. Treasury
  01-31-09                                     4.88          2,475,000            2,472,485
  10-31-11                                     4.63          2,150,000(j)         2,131,607
  12-31-11                                     4.63          1,685,000            1,670,125
  01-31-12                                     4.75          1,405,000            1,400,609
  08-15-16                                     4.88            320,000              320,950
  11-15-16                                     4.63          4,220,000            4,154,722
  11-15-18                                     9.00          1,100,000            1,497,891
  02-15-26                                     6.00            700,000              783,070
                                                                                -----------
Total                                                                            34,822,727
-------------------------------------------------------------------------------------------

ASSET-BACKED (3.7%)
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                                     2.84            250,000              246,584
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                                     5.43            500,000(d,h)         500,000
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                                     6.15            125,000(d)           126,953
College Loan Corporation Trust
Collateralized Mtge Obligation
Interest Only
 Series 2006-1 Cl AIO
  07-25-08                                     5.62            975,000(e)           136,805
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                                     4.91            105,000              101,906

BONDS (CONTINUED)

ISSUER                                        COUPON         PRINCIPAL             VALUE(a)
                                               RATE           AMOUNT
ASSET-BACKED (CONT.)
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                                     5.58%          $216,956(h)          $217,199
Drive Auto Receivables Trust
 Series 2006-2 Cl A2 (MBIA)
  07-15-11                                     5.30            350,000(d,i)         350,361
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                                     5.78            575,000(d,i)         581,943
Ford Credit Floorplan Master Owner Trust
 Series 2006-3 Cl A
  06-15-11                                     5.50          1,500,000(h)         1,501,114
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                                     4.15            100,000(i)            98,902
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                                     2.85            200,000(d,i)         194,936
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                                     5.88            600,000(e)           140,296
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                                     0.00            700,000(e)           204,911
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                                     4.49            195,000              192,666
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                                     5.57            285,000              283,478
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                                     5.46            635,000(h)           635,397
WFS Financial Owner Trust
 Series 2004-1 Cl D
  08-22-11                                     3.17             90,036               89,369
                                                                                -----------
Total                                                                             5,602,820
-------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

12  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                        COUPON         PRINCIPAL             VALUE(a)
                                               RATE           AMOUNT
COMMERCIAL MORTGAGE-BACKED (13.7%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
   11-10-42                                    4.89%          $250,000             $246,516
Banc of America Commercial Mtge
 Series 2005-4 Cl ASB
   07-10-45                                    4.87            225,000              218,389
Banc of America Commercial Mtge
 Series 2006-2 Cl AAB
   05-10-45                                    5.72            350,000              356,117
Banc of America Commercial Mtge
 Series 2006-4 Cl AAB
   07-10-46                                    5.60            300,000              301,751
Banc of America Large Loan
 Series 2006-LAQ Cl E
   02-09-21                                    5.70            225,000(d,h)         225,505
Banc of America Large Loan
 Series 2006-LAQ Cl F
   02-09-21                                    5.76            250,000(d,h)         250,560
Banc of America Large Loan
 Series 2006-LAQ Cl G
   02-09-21                                    5.85            175,000(d,h)         175,342
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
   07-11-42                                    4.57            350,000              338,284
Bear Stearns Commercial Mtge Securities
 Series 2005-PW10 Cl A4
   12-11-40                                    5.41            350,000              347,207
Bear Stearns Commercial Mtge Securities
 Series 2005-T20 Cl E
   10-12-42                                    5.16            200,000              191,672
Bear Stearns Commercial Mtge Securities
 Series 2006-PW14 Cl A4
   12-11-38                                    5.20            275,000              267,567
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
   11-15-30                                    5.68            350,000              353,852
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
   09-20-51                                    4.15            341,700(d)           335,121
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
   07-15-44                                    5.23            175,000              173,452
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
   06-15-31                                    7.03            519,107              533,528

BONDS (CONTINUED)

ISSUER                                        COUPON          PRINCIPAL            VALUE(a)
                                               RATE            AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
   02-05-19                                    5.63%          $150,000(d,h)        $150,764
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
   03-15-39                                    5.66            350,000              354,730
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
   12-15-35                                    6.18            425,000              436,239
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
   03-15-35                                    4.60            175,000              167,559
Federal Natl Mtge Assn #386558
   10-01-10                                    4.85            478,800              470,210
Federal Natl Mtge Assn #735029
   09-01-13                                    5.28            483,350              480,930
Federal Natl Mtge Assn #745629
   01-01-18                                    5.08            196,133              192,412
GE Capital Commercial Mtge
 Series 2004-C2 Cl A2
   03-10-40                                    4.12            200,000              192,898
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
   06-10-48                                    4.77            400,000(j)           381,511
General Electric Capital Assurance
 Series 2003-1 Cl A3
   05-12-35                                    4.77            575,000(d)           564,483
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
   06-10-36                                    4.88            175,000              171,657
Greenwich Capital Commercial Funding
 Series 2006-GG7 Cl AAB
   07-10-38                                    5.91            350,000              359,674
GS Mtge Securities II
 Series 2004-GG2 Cl A4
   08-10-38                                    4.96            300,000              294,991
GS Mtge Securities II
 Series 2006-GG6 Cl A4
   04-10-38                                    5.55            375,000              376,083
JPMorgan Chase Commercial Mtge Securities
 Series 2002-CIB5 Cl A1
   10-12-37                                    4.37            336,864              329,517
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A2
   07-12-37                                    5.26            375,000              371,195

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  13

ISSUER                                        COUPON         PRINCIPAL           VALUE(a)
                                               RATE           AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
   10-15-37                                    4.13%          $334,947           $322,358
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
   03-12-39                                    3.97            204,947            198,354
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
   03-12-39                                    4.77            375,000            362,046
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
   05-15-41                                    5.09            350,000            346,156
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
   01-12-37                                    4.18            150,000            145,258
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP2 Cl A1
   07-15-42                                    4.33            272,202            267,706
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A1
   12-15-44                                    5.04            659,425            653,815
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
   04-15-43                                    5.49            450,000            449,957
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP8 Cl A4
   05-15-45                                    5.40            275,000            272,192
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
   09-15-26                                    4.56            250,000            243,566
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
   03-15-29                                    3.97            250,000            234,453
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A2
   12-15-29                                    4.20            350,000            339,364
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
   09-15-30                                    4.93            500,000            486,350
LB-UBS Commercial Mtge Trust
 Series 2006-C3 Cl AAB
   03-15-39                                    5.64            420,000            422,772

BONDS (CONTINUED)

ISSUER                                        COUPON         PRINCIPAL           VALUE(a)
                                               RATE           AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
   06-15-32                                    5.87%          $275,000           $282,232
LB-UBS Commercial Mtge Trust
 Series 2006-C7 Cl A3
   11-15-38                                    5.35            250,000            246,674
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
   06-13-41                                    4.34            275,000            268,043
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
   04-14-40                                    4.59            300,000            288,819
Morgan Stanley Capital I
 Series 2005-T19 Cl AAB
   06-12-47                                    4.85            600,000            582,787
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A2
   01-15-39                                    5.98            700,000            716,783
Nomura Asset Securities
 Series 1998-D6 Cl A3
   03-15-30                                    7.22            375,000            409,661
Prudential Commercial Mtge Trust
 Series 2003-PWR1 Cl A1
   02-11-36                                    3.67            298,930            286,021
SBA CMBS Trust
 Series 2006-1A Cl B
   11-15-36                                    5.45            225,000(d)         224,915
Wachovia Bank Commercial Mtge Trust
 Series 2003-C4 Cl A2
   04-15-35                                    4.57            575,000            557,138
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
   10-15-35                                    5.08            775,000(d)         758,437
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
   04-15-42                                    4.94            275,000            264,571
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
   07-15-42                                    5.09            325,000            320,313
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
   03-15-45                                    5.58            275,000            276,520
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
   07-15-45                                    5.76            150,000            152,528

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                        COUPON          PRINCIPAL          VALUE(a)
                                               RATE            AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                                     5.73%          $275,000           $278,692
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                                     5.31            350,000            343,433
                                                                              -----------
Total                                                                          20,611,630
-----------------------------------------------------------------------------------------

MORTGAGE-BACKED (50.2%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                                     5.70            548,517(g)         548,577
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                                     5.96            667,866(g)         666,330
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2006-3 Cl 3A2
  10-25-46                                     5.32            545,587(g)         547,059
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                                     5.91            449,861(g)         449,325
Bank of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                                     6.00            166,080            164,169
Bank of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                                     4.75            211,249            203,327
Bank of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                                     6.00            995,357            996,290
Bank of America Funding
 Collateralized Mtge Obligation
 Series 2006-2N Cl N1
  11-25-46                                     7.25             91,801(d)          90,998
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                                     5.09            350,000(d,g)       337,999

BONDS (CONTINUED)

ISSUER                                        COUPON          PRINCIPAL          VALUE(a)
                                               RATE            AMOUNT
MORTGAGE-BACKED (CONT.)
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                                     6.50%          $325,372           $329,443
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                                     4.75            178,449            171,757
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                                     5.50            354,590            353,231
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                                     5.50            362,125            360,739
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                                     5.50            744,909            745,425
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                                     7.50            323,944            335,600
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                                     5.50            894,106            892,067
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                                     6.00            600,000            604,617
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                                     6.00            687,209            686,214
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                                     6.00            300,000            301,722
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                                     6.00            743,201            744,972

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  15

ISSUER                                        COUPON          PRINCIPAL          VALUE(a)
                                               RATE            AMOUNT
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA8 Cl 1A2
  07-25-46                                     5.55%        $1,192,759(h)      $1,195,710
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
  03-25-35                                     5.16            856,394(g)         843,798
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                                     7.00            404,042(d)         416,129
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                                     5.38            365,019(g)         363,197
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-OA5 Cl 2A2
  04-25-46                                     5.62            849,184(g)         849,577
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-12 Cl 3A1
  01-25-36                                     7.00            577,134            587,231
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                                     6.38          3,211,849(e,g)        37,639
Federal Home Loan Mtge Corp #1G2496
  09-01-36                                     6.21            456,306(g)         461,161
Federal Home Loan Mtge Corp #A10892
  07-01-33                                     6.00            166,953            168,403
Federal Home Loan Mtge Corp #A12692
  10-01-32                                     6.00            239,853            242,881
Federal Home Loan Mtge Corp #A13092
  09-01-33                                     5.00          1,195,499          1,151,136
Federal Home Loan Mtge Corp #A13854
  09-01-33                                     6.00            239,746            241,810
Federal Home Loan Mtge Corp #A28602
  11-01-34                                     6.50          1,013,388          1,032,524
Federal Home Loan Mtge Corp #B11835
  01-01-19                                     5.50          1,004,571          1,001,223

BONDS (CONTINUED)

ISSUER                                        COUPON          PRINCIPAL          VALUE(a)
                                               RATE            AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #C77372
  03-01-33                                     6.00%          $358,192           $361,380
Federal Home Loan Mtge Corp #C90613
  01-01-23                                     5.00            168,907            163,924
Federal Home Loan Mtge Corp #D96300
  10-01-23                                     5.50            348,905            345,939
Federal Home Loan Mtge Corp #E74288
  12-01-13                                     6.00            253,977            257,128
Federal Home Loan Mtge Corp #E96941
  06-01-18                                     4.50            146,840            141,076
Federal Home Loan Mtge Corp #E99684
  10-01-18                                     5.00            311,400            305,161
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                                    20.00            192,281(e)           6,809
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                                    13.07            263,864(e)          26,527
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                                     5.50            179,679            179,868
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                                     6.50            214,307            219,793
Federal Natl Mtge Assn
  02-01-22                                     6.00          1,000,000(b)       1,010,938
  02-01-37                                     6.00          1,000,000(b)       1,003,438
  02-01-37                                     6.50          2,000,000(b)       2,033,123
Federal Natl Mtge Assn #252440
  05-01-29                                     7.00            473,145            488,102
Federal Natl Mtge Assn #254684
  03-01-18                                     5.00          1,453,874          1,425,226
Federal Natl Mtge Assn #254906
  10-01-18                                     4.50            716,928            689,218
Federal Natl Mtge Assn #254916
  09-01-23                                     5.50            318,480            315,608

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                        COUPON          PRINCIPAL          VALUE(a)
                                               RATE            AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #255408
  09-01-24                                     5.50%        $1,107,365         $1,094,690
Federal Natl Mtge Assn #255788
  06-01-15                                     5.50            729,835            729,037
Federal Natl Mtge Assn #440730
  12-01-28                                     6.00            212,056            214,860
Federal Natl Mtge Assn #493945
  04-01-29                                     6.50            147,392            151,112
Federal Natl Mtge Assn #518159
  09-01-14                                     7.00            514,220            528,893
Federal Natl Mtge Assn #545216
  03-01-09                                     5.90            151,029            151,777
Federal Natl Mtge Assn #545869
  07-01-32                                     6.50             90,602             92,797
Federal Natl Mtge Assn #555340
  04-01-33                                     5.50            492,244            486,098
Federal Natl Mtge Assn #555528
  04-01-33                                     6.00          1,082,548          1,090,027
Federal Natl Mtge Assn #555734
  07-01-23                                     5.00            133,642            129,560
Federal Natl Mtge Assn #555794
  09-01-28                                     7.50            106,836            111,516
Federal Natl Mtge Assn #582154
  05-01-31                                     6.50            125,276            128,191
Federal Natl Mtge Assn #597374
  09-01-31                                     7.00            122,094            125,970
Federal Natl Mtge Assn #611831
  02-01-31                                     7.50             56,264             58,699
Federal Natl Mtge Assn #643381
  06-01-17                                     6.00            270,358            273,752
Federal Natl Mtge Assn #646147
  06-01-32                                     7.00            795,230            824,335
Federal Natl Mtge Assn #649876
  08-01-32                                     6.50            102,289            105,395
Federal Natl Mtge Assn #650009
  09-01-31                                     7.50            116,320            121,356
Federal Natl Mtge Assn #654208
  10-01-32                                     6.50            260,672            266,576
Federal Natl Mtge Assn #655679
  08-01-32                                     6.50            163,846            167,557
Federal Natl Mtge Assn #661815
  10-01-32                                     6.00            161,286            162,684

BONDS (CONTINUED)

ISSUER                                        COUPON          PRINCIPAL          VALUE(a)
                                               RATE            AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #662061
  09-01-32                                     6.50%        $1,067,441         $1,091,620
Federal Natl Mtge Assn #677089
  01-01-33                                     5.50            828,278            816,909
Federal Natl Mtge Assn #678028
  09-01-17                                     6.00            166,727            168,820
Federal Natl Mtge Assn #683100
  02-01-18                                     5.50            245,723            245,298
Federal Natl Mtge Assn #683116
  02-01-33                                     6.00            608,684            612,889
Federal Natl Mtge Assn #689093
  07-01-28                                     5.50            130,915            129,517
Federal Natl Mtge Assn #708959
  06-01-18                                     4.50            633,834            609,336
Federal Natl Mtge Assn #709093
  06-01-33                                     6.00            194,277            195,470
Federal Natl Mtge Assn #710780
  05-01-33                                     6.00            550,014            553,390
Federal Natl Mtge Assn #711224
  06-01-33                                     5.50             97,300             95,946
Federal Natl Mtge Assn #711501
  05-01-33                                     5.50            195,055            192,610
Federal Natl Mtge Assn #711503
  06-01-33                                     5.50            155,040            153,465
Federal Natl Mtge Assn #720006
  07-01-33                                     5.50            111,281            109,732
Federal Natl Mtge Assn #720378
  06-01-18                                     4.50            211,425            203,253
Federal Natl Mtge Assn #724867
  06-01-18                                     5.00            267,116            261,924
Federal Natl Mtge Assn #725424
  04-01-34                                     5.50          1,981,503          1,953,926
Federal Natl Mtge Assn #725425
  04-01-34                                     5.50          1,489,820          1,469,178
Federal Natl Mtge Assn #725431
  08-01-15                                     5.50            262,927            262,508
Federal Natl Mtge Assn #725684
  05-01-18                                     6.00            430,547            436,047
Federal Natl Mtge Assn #725719
  07-01-33                                     4.84            285,765(g)         279,887
Federal Natl Mtge Assn #725737
  08-01-34                                     4.54            283,544(g)         281,591

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  17

ISSUER                                        COUPON          PRINCIPAL          VALUE(a)
                                               RATE            AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725773
  09-01-34                                     5.50%        $1,908,689         $1,880,892
Federal Natl Mtge Assn #726940
  08-01-23                                     5.50            173,489            171,899
Federal Natl Mtge Assn #735949
  10-01-35                                     4.99            564,789(g)         561,766
Federal Natl Mtge Assn #743347
  10-01-33                                     6.00            161,172            162,778
Federal Natl Mtge Assn #743579
  11-01-33                                     5.50            767,911            757,224
Federal Natl Mtge Assn #745802
  07-01-36                                     6.00          1,445,432          1,450,742
Federal Natl Mtge Assn #747339
  10-01-23                                     5.50            509,639            504,762
Federal Natl Mtge Assn #753074
  12-01-28                                     5.50            222,084            219,712
Federal Natl Mtge Assn #755056
  12-01-23                                     5.50            754,875            748,068
Federal Natl Mtge Assn #757581
  01-01-19                                     5.50            800,532            798,595
Federal Natl Mtge Assn #759330
  01-01-19                                     6.50            499,302            510,361
Federal Natl Mtge Assn #763754
  02-01-29                                     5.50            302,854            299,435
Federal Natl Mtge Assn #766641
  03-01-34                                     5.00          1,000,867            962,224
Federal Natl Mtge Assn #768117
  08-01-34                                     5.43            180,518(g)         178,173
Federal Natl Mtge Assn #779676
  06-01-34                                     5.00          1,513,591          1,455,153
Federal Natl Mtge Assn #815264
  05-01-35                                     5.22            477,069(g)         475,756
Federal Natl Mtge Assn #829227
  08-01-35                                     6.00          1,584,040          1,590,178
Federal Natl Mtge Assn #844257
  11-01-35                                     5.09            581,355(g)         579,933
Federal Natl Mtge Assn #845070
  12-01-35                                     5.09            447,822(g)         445,507
Federal Natl Mtge Assn #850855
  12-01-35                                     4.99            511,609(g)         507,185
Federal Natl Mtge Assn #865689
  02-01-36                                     5.90          1,361,851(g)       1,382,116

BONDS (CONTINUED)

ISSUER                                        COUPON          PRINCIPAL          VALUE(a)
                                               RATE            AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #881629
  02-01-36                                     5.50%        $1,297,289         $1,269,968
Federal Natl Mtge Assn #885827
  06-01-36                                     6.50            985,030          1,008,211
Federal Natl Mtge Assn #886461
  08-01-36                                     6.19            555,594(g)         563,723
Federal Natl Mtge Assn #900197
  10-01-36                                     5.98            546,475(g)         551,104
Federal Natl Mtge Assn #901922
  10-01-36                                     5.79            522,285(g)         525,950
Federal Natl Mtge Assn #909471
  02-01-37                                     5.55            475,000(g)         476,781
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
  12-25-33                                     8.21            310,929(e)          74,241
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                                    13.34            302,491(e)          49,673
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                                    12.17            182,028(e)          24,857
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-25-36                                     8.87          1,193,869(e)         292,871
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                                     8.00             78,487             82,689
Govt Natl Mtge Assn #567717
  06-15-32                                     7.50             23,709             24,717
Govt Natl Mtge Assn #604708
  10-15-33                                     5.50            279,707            277,183
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
  10-19-35                                     6.88            491,570(g)         506,072

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                        COUPON          PRINCIPAL          VALUE(a)
                                               RATE            AMOUNT
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                                     5.66%        $  528,115(g)        $528,711
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 2A1B
  07-19-46                                     5.55            348,227(g)         348,364
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                                     6.41            149,742(d)         149,835
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-8A Cl N1
  07-21-36                                     6.41             71,579(d)          71,579
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                                     4.50          7,211,147(e)          63,098
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                                     6.65            121,500(d)         121,044
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                                     5.00            355,434            345,327
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                                     6.00            204,294            201,105
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                                     5.00            205,538            198,204
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                                     5.00            285,897            275,896

BONDS (CONTINUED)

ISSUER                                        COUPON          PRINCIPAL          VALUE(a)
                                               RATE            AMOUNT
MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                                     5.50%        $  800,000           $769,440
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                                     6.00            463,597            467,021
Sequoia Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl A2
  02-25-36                                     6.11            583,506            588,997
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                                     5.50            588,648            574,719
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                                     5.97            330,117(g)         331,199
Washington Mutual
 Collateralized Mtge Obligation
 Series 2003-AR10 Cl A7
  10-25-33 4.06                                                475,000(g)         469,207
Washington Mutual
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                                     4.50            161,431            152,559
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                                     5.30            294,610(g)         291,157
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR17 Cl A1C1
  12-25-45                                     5.51             76,718(g)          76,727
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                                     5.57            444,092(g)         444,270

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  19

ISSUER                                        COUPON          PRINCIPAL          VALUE(a)
                                               RATE            AMOUNT
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                                     5.00%        $1,870,534        $ 1,792,271
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                                     5.50            718,980            703,028
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                                     6.05            320,324(g)         321,988
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                                     5.13            638,636(g)         629,299
                                                                              -----------
Total                                                                          75,519,280
-----------------------------------------------------------------------------------------

BANKING (1.0%)
Manufacturers & Traders Trust
 Sub Nts
  12-01-16                                     5.63            250,000            245,229
Popular North America
 Sr Nts
  10-01-08                                     3.88          1,300,000          1,266,999
                                                                              -----------
Total                                                                           1,512,228
-----------------------------------------------------------------------------------------

BROKERAGE (1.0%)
Lehman Brothers Holdings
 Sr Nts
  02-06-12                                     5.25            715,000            710,290
Morgan Stanley
  01-09-17                                     5.45            865,000            846,513
                                                                              -----------
Total                                                                           1,556,803
-----------------------------------------------------------------------------------------

ELECTRIC (1.7%)
Arizona Public Service
  05-15-15                                     4.65            680,000            625,575
Commonwealth Edison
 1st Mtge
  04-15-15                                     4.70            455,000            423,696
Commonwealth Edison
 1st Mtge Series 104
  08-15-16                                     5.95            275,000            277,701

BONDS (CONTINUED)

ISSUER                                        COUPON          PRINCIPAL          VALUE(a)
                                               RATE            AMOUNT
ELECTRIC (CONT.)
Consumers Energy
 1st Mtge
  02-15-12                                     5.00%          $400,000        $   390,148
Consumers Energy
 1st Mtge Series H
  02-17-09                                     4.80            130,000            128,321
Exelon
  06-15-10                                     4.45            315,000            304,787
Florida Power
 1st Mtge
  07-15-11                                     6.65            125,000            131,307
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                                     6.88             70,000             72,204
Xcel Energy
 Sr Nts
  07-01-08                                     3.40            165,000            160,240
                                                                              -----------
Total                                                                           2,513,979
-----------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.5%)
Cadbury Schweppes US Finance LLC
  10-01-08                                     3.88            840,000(d)         818,848
-----------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
  10-15-09                                     4.00            225,000            216,482
-----------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.5%)
EnCana
 Sr Nts
  10-15-13                                     4.75             75,000(c)          71,330
XTO Energy
  01-31-15                                     5.00            535,000            505,982
XTO Energy
 Sr Unsecured
  06-30-15                                     5.30            170,000            163,743
                                                                              -----------
Total                                                                             741,055
-----------------------------------------------------------------------------------------

MEDIA NON CABLE (0.1%)
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                                     6.13            120,000            119,682
-----------------------------------------------------------------------------------------

METALS (0.1%)
Reliance Steel & Aluminum
  11-15-16                                     6.20            170,000(d)         168,434
-----------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------

20  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                        COUPON         PRINCIPAL           VALUE(a)
                                               RATE           AMOUNT
RETAILERS (0.2%)
May Department Stores
  07-15-09                                     4.80%        $  320,000       $    314,404
-----------------------------------------------------------------------------------------

WIRELINES (2.3%)
Telecom Italia Capital
  10-01-15                                     5.25            935,000(c)         867,587
TELUS
  06-01-11                                     8.00          1,085,000(c)       1,180,664
Verizon New York
 Series A
  04-01-12 6.88                                              1,030,000          1,070,828
Verizon Pennsylvania
 Series A
  11-15-11                                     5.65            395,000            395,454
                                                                             ------------
Total                                                                           3,514,533
-----------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $149,262,259)                                                         $148,032,905
-----------------------------------------------------------------------------------------

MONEY MARKET FUND (4.4%)

                                                              SHARES             VALUE(a)
RiverSource Short-Term
 Cash Fund                                                  6,671,794(k)     $  6,671,794
-----------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $6,671,794)                                                           $  6,671,794
-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $155,934,053)(l)                                                      $154,704,699
=========================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Jan. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,084,155.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2007, the value of foreign securities represented 1.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2007, the value of these securities amounted to $6,614,186 or 4.4% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Jan. 31, 2007.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  21

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation

      MBIA -- MBIA Insurance Corporation

(j) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Treasury Note, March 2007, 5-year                        $7,100,000
      U.S. Treasury Note, March 2007, 10-year                        6,600,000

      SALE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                              800,000
      U.S. Treasury Note, March 2007, 2-year                         2,200,000

(k)   Affiliated Money Market Fund -- See Note 6 to the financial statements.

(l) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $155,934,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $   300,000
      Unrealized depreciation                                       (1,529,000)
      ------------------------------------------------------------------------
      Net unrealized depreciation                                  $(1,229,000)
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

22  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JAN. 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $149,262,259)                                              $ 148,032,905
   Affiliated money market fund (identified cost $6,671,794) (Note 6)                                   6,671,794
-----------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $155,934,053)                                        154,704,699
Cash in bank on demand deposit                                                                             23,596
Foreign currency holdings (identified cost $151,115) (Note 1)                                             156,153
Capital shares receivable                                                                                  19,047
Accrued interest receivable                                                                               851,812
Receivable for investment securities sold                                                               8,132,958
-----------------------------------------------------------------------------------------------------------------
Total assets                                                                                          163,888,265
-----------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                                                         132,460
Capital shares payable                                                                                    100,411
Payable for investment securities purchased                                                            12,990,595
Accrued investment management services fee                                                                  1,980
Accrued distribution fee                                                                                      845
Accrued transfer agency fee                                                                                    91
Accrued administrative services fee                                                                           289
Other accrued expenses                                                                                     62,048
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                      13,288,719
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                  $ 150,599,546
=================================================================================================================

REPRESENTED BY
Capital stock - $.01 par value (Note 1)                                                             $     156,447
Additional paid-in capital                                                                            155,249,861
Excess of distributions over net investment income                                                       (179,832)
Accumulated net realized gain (loss) (Note 8)                                                          (3,337,443)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies (Note 5)                         (1,289,487)
-----------------------------------------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding capital stock                             $ 150,599,546
=================================================================================================================
Net assets applicable to outstanding shares:              Class A                                   $  65,950,255
                                                          Class B                                   $  12,652,558
                                                          Class C                                   $   1,684,784
                                                          Class I                                   $  70,297,391
                                                          Class R4                                  $       9,626
                                                          Class W                                   $       4,932
Net asset value per share of outstanding capital stock:   Class A shares         6,851,972          $        9.63
                                                          Class B shares         1,315,046          $        9.62
                                                          Class C shares           175,168          $        9.62
                                                          Class I shares         7,300,970          $        9.63
                                                          Class R4 shares            1,000          $        9.63
                                                          Class W shares               512          $        9.63
-----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  23

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JAN. 31, 2007 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                                                   $ 3,774,564
Income distributions from affiliated money market fund (Note 6)                                163,488
------------------------------------------------------------------------------------------------------
Total income                                                                                 3,938,052
------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                             369,269
Distribution fee
   Class A                                                                                      87,095
   Class B                                                                                      70,189
   Class C                                                                                       8,933
   Class W                                                                                           2
Transfer agency fee
   Class A                                                                                      56,062
   Class B                                                                                      12,276
   Class C                                                                                       1,458
   Class R4                                                                                          6
   Class W                                                                                           2
Service fee -- Class R4                                                                              4
Administrative services fees and expenses                                                       53,852
Plan administration services fee -- Class R4                                                         4
Compensation of board members                                                                    1,657
Custodian fees                                                                                  38,640
Printing and postage                                                                            13,720
Registration fees                                                                               17,613
Professional fees                                                                               10,510
Other                                                                                            7,639
------------------------------------------------------------------------------------------------------
Total expenses                                                                                 748,931
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)           (123,684)
------------------------------------------------------------------------------------------------------
                                                                                               625,247
   Earnings and bank fee credits on cash balances (Note 2)                                      (3,889)
------------------------------------------------------------------------------------------------------
Total net expenses                                                                             621,358
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                              3,316,694
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                              415,135
   Futures contracts                                                                           172,058
   Swap transactions                                                                            51,324
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                        638,517
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                          560,973
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                        1,199,490
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                            $ 4,516,184
======================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

24  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          JAN. 31, 2007        JULY 31, 2006
                                                                         SIX MONTHS ENDED        YEAR ENDED
                                                                            (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                             $ 3,316,694         $ 7,471,189
Net realized gain (loss) on investments                                         638,517          (3,801,996)
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies            560,973            (709,302)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               4,516,184           2,959,891
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                  (1,621,191)         (2,962,621)
    Class B                                                                    (272,770)           (651,874)
    Class C                                                                     (34,839)            (48,094)
    Class I                                                                  (1,711,902)         (3,695,061)
    Class R4                                                                       (280)             (2,116)
    Class W                                                                         (41)                N/A
  Net realized gain
    Class A                                                                          --            (149,908)
    Class B                                                                          --             (42,425)
    Class C                                                                          --              (2,742)
    Class I                                                                          --            (162,357)
    Class R4                                                                         --                (111)
-----------------------------------------------------------------------------------------------------------
Total distributions                                                          (3,641,023)         (7,717,309)
-----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  25

                                                                          JAN. 31, 2007        JULY 31, 2006
                                                                         SIX MONTHS ENDED        YEAR ENDED
                                                                            (UNAUDITED)
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
  Class A shares (Note 2)                                                 $   8,368,450         $  34,320,828
  Class B shares                                                              1,208,949             7,015,285
  Class C shares                                                                325,341             1,041,712
  Class I shares                                                              6,082,359            57,332,338
  Class R4 shares                                                                 5,824                    32
  Class W shares                                                                  5,000                   N/A
Reinvestment of distributions at net asset value
  Class A shares                                                              1,453,774             2,797,591
  Class B shares                                                                247,180               630,182
  Class C shares                                                                 31,296                45,202
  Class I shares                                                              1,684,789             3,824,707
  Class R4 shares                                                                    33                 1,693
Payments for redemptions
  Class A shares                                                            (15,777,086)          (47,199,140)
  Class B shares (Note 2)                                                    (4,083,054)          (16,947,587)
  Class C shares (Note 2)                                                      (318,999)           (1,029,946)
  Class I shares                                                             (3,431,870)          (63,243,027)
  Class R4 shares                                                                (5,851)              (50,232)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions            (4,203,865)          (21,460,362)
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      (3,328,704)          (26,217,780)
Net assets at beginning of period                                           153,928,250           180,146,030
-------------------------------------------------------------------------------------------------------------
Net assets at end of period                                               $ 150,599,546         $ 153,928,250
=============================================================================================================
Undistributed (excess of distributions over) net investment income        $    (179,832)        $     144,497
-------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

26  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in securities like those included in the Lehman Brothers Intermediate Aggregate Bond Index (the Index). The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities.

The Fund offers Class A, Class B, Class C and Class R4 shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. At Jan. 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class R4 shares.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Jan. 31, 2007, Ameriprise Financial, RiverSource Life Insurance Company and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. At Jan. 31, 2007, Ameriprise Financial owned 100% of Class W shares.

At Jan. 31, 2007, Ameriprise Financial, RiverSource Life Insurance Company and the affiliated funds-of-funds owned approximately 47% of the total outstanding Fund shares.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  27

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2007, the Fund has entered into outstanding when-issued securities of $4,084,155.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.


------------------------------------------------------------------------------

28  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  29

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Jan. 31, 2007, foreign currency holdings were comprised of European monetary units and British pounds.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities." At Jan. 31, 2007, the Fund had no outstanding forward sale commitments.


------------------------------------------------------------------------------

30  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

CMBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contract designed to replicate synthetically the total returns of collateralized mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  31

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.


------------------------------------------------------------------------------

32  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

Other expenses in the amount of $3,253 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $18.50 per shareholder account.

In addition, with the introduction of Class W shares, the Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  33

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $65,009 for Class A, $5,610 for Class B and $127 for Class C for the six months ended Jan. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds.) Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses to 0.89% for Class A, 1.65% for Class B, 1.66% for Class C, 0.54% for Class I, 0.73% for Class R4 and 0.97% for Class W. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C, and Class R4 were $21,224, $4,555, $430, and $4, respectively, and the management fees waived at the Fund level were $97,471. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.89% for Class A, 1.65% for Class B, 1.66% for Class C, 0.54% for Class I, 0.73% for Class R4, and 0.97% for Class W of the Fund's average daily net assets.

During the six months ended Jan. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $3,889 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.


------------------------------------------------------------------------------

34  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $204,306,726 and $217,142,796, respectively, for the six months ended Jan. 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                    SIX MONTHS ENDED JAN. 31, 2007
                     CLASS A           CLASS B         CLASS C           CLASS I         CLASS R4*      CLASS W**
--------------------------------------------------------------------------------------------------------------------
Sold                  865,424          125,083          33,939           629,118            602            512
Issued for
 reinvested
 distributions        150,308           25,564           3,238           174,136              3             --
Redeemed           (1,632,919)        (422,840)        (33,066)         (355,266)          (605)            --
--------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)          (617,187)        (272,193)          4,111           447,988             --            512
--------------------------------------------------------------------------------------------------------------------

                                                       YEAR ENDED JULY 31, 2006
                     CLASS A          CLASS B          CLASS C          CLASS I        CLASS R4*         CLASS W
--------------------------------------------------------------------------------------------------------------------
Sold                3,545,700          724,627         108,907         5,936,963             --            N/A
Issued for
 reinvested
 distributions        290,303           65,356           4,697           397,347            175            N/A
Redeemed           (4,883,845)      (1,758,049)       (107,203)       (6,635,349)        (5,293)           N/A
--------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)        (1,047,842)        (968,066)          6,401          (301,039)        (5,118)           N/A
--------------------------------------------------------------------------------------------------------------------

 * Effective Dec. 11, 2006, Class Y was renamed Class R4.

** Inception date is Dec. 1, 2006.

5. INTEREST RATE FUTURES CONTRACTS

At Jan. 31, 2007, investments in securities included securities valued at $119,688 that were pledged as collateral to cover initial margin deposits on 137 open purchase contracts and 19 open sale contracts. The notional market value of the open purchase contracts at Jan. 31, 2007 was $14,467,219 with a net unrealized gain of $42,990. The notional market value of the open sale contracts at Jan. 31, 2007 was $3,120,531 with a net unrealized loss of $108,161. See "Summary of significant accounting policies" and "Notes to investments in securities."


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  35

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the six months ended Jan. 31, 2007.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $3,814,855 at July 31, 2006, that if not offset by capital gains will expire as follows:

                            2014                              2015
                         $388,116                          $3,426,739

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


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36  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  37
complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

38  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                     2007(i)       2006         2005         2004          2003(b)
Net asset value, beginning of period           $ 9.57         $9.79        $9.76        $9.65        $ 9.96
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      .20           .37          .29          .22           .01
Net gains (losses) (both realized
 and unrealized)                                  .08          (.21)         .04          .11          (.31)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                  .28           .16          .33          .33          (.30)
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income             (.22)         (.36)        (.30)        (.22)         (.01)
Distributions from realized gains                  --          (.02)          --           --            --
----------------------------------------------------------------------------------------------------------------
Total distributions                              (.22)         (.38)        (.30)        (.22)         (.01)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 9.63         $9.57        $9.79        $9.76        $ 9.65
----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)        $   66         $  71        $  83        $ 103        $   55
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)                      .89%(f)       .90%         .94%         .96%          .96%(f)
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                     4.23%(f)      3.80%        2.89%        2.31%         1.39%(f)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                133%          328%         316%         317%           36%
----------------------------------------------------------------------------------------------------------------
Total return(g)                                  3.01%(h)      1.73%        3.35%        3.46%        (2.94%)(h)
----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.08% for the six months ended Jan. 31, 2007 and 1.09%, 1.05%, 1.03% and 2.40% for the periods ended July 31, 2006,
      2005, 2004 and 2003, respectively.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  39

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                    2007(i)       2006          2005          2004          2003(b)
Net asset value, beginning of period           $9.57         $9.79        $ 9.76        $ 9.66        $ 9.96
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .17           .30           .21           .15           .01
Net gains (losses) (both realized
 and unrealized)                                 .07          (.21)          .04           .10          (.30)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                 .24           .09           .25           .25          (.29)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (.19)         (.29)         (.22)         (.15)         (.01)
Distributions from realized gains                 --          (.02)           --            --            --
-----------------------------------------------------------------------------------------------------------------
Total distributions                             (.19)         (.31)         (.22)         (.15)         (.01)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $9.62         $9.57        $ 9.79        $ 9.76        $ 9.66
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)        $  13         $  15        $   25        $   21        $    6
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)                    1.65%(f)      1.66%         1.70%         1.71%         1.74%(f)
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                    3.47%(f)      3.02%         2.17%         1.57%         1.02%(f)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)               133%          328%          316%          317%           36%
-----------------------------------------------------------------------------------------------------------------
Total return(g)                                 2.51%(h)      1.00%         2.56%         2.58%        (2.91%)(h)
-----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.84% for the six months ended Jan. 31, 2007 and 1.86%, 1.82%, 1.78% and 3.16% for the periods ended July 31, 2006,
      2005, 2004 and 2003, respectively.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

40  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                    2007(i)       2006         2005         2004          2003(b)
Net asset value, beginning of period           $9.56         $9.79        $9.75        $9.65        $ 9.96
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .17           .30          .21          .15           .01
Net gains (losses) (both realized
 and unrealized)                                 .08          (.22)         .05          .10          (.31)
---------------------------------------------------------------------------------------------------------------
Total from investment operations                 .25           .08          .26          .25          (.30)
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (.19)         (.29)        (.22)        (.15)         (.01)
Distributions from realized gains                 --          (.02)          --           --            --
---------------------------------------------------------------------------------------------------------------
Total distributions                             (.19)         (.31)        (.22)        (.15)         (.01)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $9.62         $9.56        $9.79        $9.75        $ 9.65
---------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)        $   2         $   2        $   2        $   2        $    1
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)                    1.66%(f)      1.67%        1.70%        1.72%         1.72%(f)
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                    3.48%(f)      3.07%        2.14%        1.56%          .85%(f)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)               133%          328%         316%         317%           36%
---------------------------------------------------------------------------------------------------------------
Total return(g)                                 2.62%(h)       .89%        2.67%        2.58%        (3.02%)(h)
---------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.83% for the six months ended Jan. 31, 2007 and 1.86%, 1.81%, 1.79% and 3.16% for the periods ended July 31, 2006,
      2005, 2004 and 2003, respectively.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  41

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                              2007(i)       2006          2005          2004(b)
Net asset value, beginning of period                     $9.57         $9.79         $9.76         $9.90
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .22           .40           .32           .11
Net gains (losses) (both realized
 and unrealized)                                           .08          (.21)          .03          (.14)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                           .30           .19           .35          (.03)
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.24)         (.39)         (.32)         (.11)
Distributions from realized gains                           --          (.02)           --            --
-------------------------------------------------------------------------------------------------------------
Total distributions                                       (.24)         (.41)         (.32)         (.11)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.63         $9.57         $9.79         $9.76
-------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $  70         $  66         $  70         $  27
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)                               .54%(f)       .58%          .68%          .64%(f)
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                              4.59%(f)      4.17%         3.27%         2.83%(f)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         133%          328%          316%          317%
-------------------------------------------------------------------------------------------------------------
Total return(g)                                           3.19%(h)      2.03%         3.62%         (.36%)(h)
-------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.67% for the six months ended Jan. 31, 2007 and 0.69%, 0.73% and 0.71% for the periods ended July 31, 2006, 2005 and 2004, respectively.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).


------------------------------------------------------------------------------

42  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                    2007(i)       2006         2005         2004          2003(b)
Net asset value, beginning of period           $9.57         $9.79        $9.75        $9.65        $ 9.96
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .21           .38          .30          .24           .01
Net gains (losses) (both realized
 and unrealized)                                 .08          (.21)         .05          .10          (.30)
---------------------------------------------------------------------------------------------------------------
Total from investment operations                 .29           .17          .35          .34          (.29)
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (.23)         (.37)        (.31)        (.24)         (.02)
Distributions from realized gains                 --          (.02)          --           --            --
---------------------------------------------------------------------------------------------------------------
Total distributions                             (.23)         (.39)        (.31)        (.24)         (.02)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $9.63         $9.57        $9.79        $9.75        $ 9.65
---------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)        $  --         $  --        $  --        $  --        $   --
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)                     .73%(f)       .74%         .77%         .80%          .81%(f)
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                    4.37%(f)      3.91%        3.22%        2.44%         1.55%(f)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)               133%          328%         316%         317%           36%
---------------------------------------------------------------------------------------------------------------
Total return(g)                                 3.12%(h)      1.88%        3.62%        3.53%        (2.92%)(h)
---------------------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.94% for the six months ended Jan. 31, 2007 and 0.92%, 0.95%, 0.87% and 2.24% for the periods ended July 31,
      2006, 2005, 2004 and 2003, respectively.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Jan. 31, 2007 (Unaudited).

------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  43

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                                     2007(b)
Net asset value, beginning of period                                           $ 9.76
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                      .06
Net gains (losses) (both realized
 and unrealized)                                                                 (.12)
------------------------------------------------------------------------------------------
Total from investment operations                                                 (.06)
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                             (.07)
------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $ 9.63
------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                        $   --
------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)                                                      .97%(f)
------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                                     4.25%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                                                133%
------------------------------------------------------------------------------------------
Total return(g)                                                                  (.52%)(h)
------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 1, 2006 (inception date) to Jan. 31, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class W would have been 1.05% for the period ended Jan. 31, 2007.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

44  RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE LIMITED DURATION BOND FUND - 2007 SEMIANNUAL REPORT  45

RIVERSOURCE(R) LIMITED DURATION BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                         This report must be accompanied or
                         preceded by the Fund's current
                         prospectus. RiverSource(R) mutual
                         funds are distributed by RiverSource
                         Distributors, Inc. and Ameriprise
                         Financial Services, Inc., Members
                         NASD, and managed by RiverSource
                         Investments, LLC. These companies
RIVERSOURCE [LOGO](R)    are part of Ameriprise Financial,
      INVESTMENTS        Inc.                                 S-6276 E (3/07)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Bond Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 3, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 3, 2007





By                                 /s/ Jeffrey P. Fox
                                   ------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   April 3, 2007